Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	AGII
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Central Index Key	0001091748

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Available-for-sale (cost: 2011 - $3,095.4; 2010 - $3,250.4)	$ 3,215.5	$ 3,361.4
Equity securities, at fair value (cost: 2011 - $291.5; 2010 - $208.8)	403.6	324.5
Other investments (cost: 2011 - $232.3; 2010 - $153.5)	232	154.2
Short-term investments, at fair value (cost: 2011 - $296.4; 2010 - $375.2)	296.4	375.3
Total investments	4,147.5	4,215.4
Cash	100.9	83.5
Accrued investment income	32.3	33.5
Premiums receivable	309	301.8
Reinsurance recoverables	1,144.1	1,204.6
Goodwill	153.8	153.8
Intangible assets, net of accumulated amortization	93	95.3
Current income taxes receivable, net	11.2	4.5
Deferred acquisition costs, net	101.5	114.4
Ceded unearned premiums	179.4	164
Other assets	105.6	93.1
Total assets	6,378.3	6,463.9
Liabilities and Shareholders' Equity
Reserves for losses and loss adjustment expenses	3,291.1	3,152.2
Unearned premiums	658.2	654.1
Accrued underwriting expenses	78.5	84.3
Ceded reinsurance payable, net	424.5	524.3
Funds held	35.8	33.4
Other indebtedness	65.5	65
Junior subordinated debentures	311.5	311.5
Deferred tax liabilities, net	18.5	2.4
Other liabilities	31.7	27.1
Total liabilities	4,915.3	4,854.3
Shareholders' equity:
Common shares - $1.00 par, 500,000,000 shares authorized; 31,285,469 and 31,206,796 shares issued and outstanding at December 31, 2011 and 2010, respectively	31.3	31.2
Additional paid-in capital	716.8	711.4
Treasury shares (4,971,305 and 3,363,560 shares at December 31, 2011 and 2010, respectively)	(160.9)	(111.6)
Retained earnings	736	831
Accumulated other comprehensive gain, net of taxes	139.8	147.6
Total shareholders' equity	1,463	1,609.6
Total liabilities and shareholders' equity	$ 6,378.3	$ 6,463.9

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale, cost	$ 3,095.4	$ 3,250.4
Equity securities, cost	291.5	208.8
Other investments, cost	232.3	153.5
Short-term investments, Cost	$ 296.4	$ 375.2
Common shares, par value	$ 1	$ 1
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	31,285,469	31,206,796
Common shares, shares outstanding	31,285,469	31,206,796
Treasury shares, shares	4,971,305	3,363,560

Consolidated Statements Of (Loss) Income (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums and other revenue:
Earned premiums					$ 1,082	$ 1,211.6	$ 1,414.9
Net investment income					125.8	133.6	145.5
Fee income, net					1.4	2.5	1.1
Net realized investment and other gains (losses)					49.2	36.8	(16.7)
Total revenue	318.6		316.5		1,258.4	1,384.5	1,544.8
Expenses:
Losses and loss adjustment expenses					863.1	777.5	853.1
Other reinsurance-related expense					5.9	0	0
Underwriting, acquisition and insurance expenses					425.7	466	521.2
Interest expense					22.1	22.9	25.7
Foreign currency exchange loss (gain)					3.5	(3.8)	(0.2)
Impairment of intangible asset					0	0	5.9
Total expenses					1,320.3	1,262.6	1,405.7
(Loss) income before income taxes	8.1		15.7		(61.9)	121.9	139.1
Provision for income taxes					20	35.2	23.9
Net (loss) income	1.4		11.3		(81.9)	86.7	115.2
Net (loss) income per common share:
Basic	$ 0.05	[1]	$ 0.4	[1]	$ (3.02)	$ 2.93	$ 3.75
Diluted	$ 0.05	[1]	$ 0.39	[1]	$ (3.02)	$ 2.9	$ 3.74
Cash dividend declared per common share:	$ 0.12		$ 0.12		$ 0.48	$ 0.48	$ 0
Weighted average common shares:
Basic					27,169,132	29,566,004	30,731,226
Diluted					27,169,132	29,935,972	30,842,894
Realized investment and other gains before other-than-temporary impairment losses					50.4	37.6	28.3
Other-than-temporary impairment losses recognized in earnings
Other-than-temporary impairment losses on fixed maturities					(0.1)	(0.8)	(6.9)
Other-than-temporary impairment losses on equity securities					(1.1)	0	(20.3)
Other-than-temporary impairment losses on Funds at Lloyd's foreign currency exchange	0		0		0	0	(17.8)
Non-credit portion of loss recognized in other comprehensive income					0	0	0
Impairment losses recognized in earnings					(1.2)	(0.8)	(45)
Net realized investment and other gains (losses)					$ 49.2	$ 36.8	$ (16.7)

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net (loss) income	$ (81.9)	$ 86.7	$ 115.2
Other comprehensive (loss) income:
Foreign currency translation adjustments	(6.4)	0	0
Defined benefit pension plans:
Net (loss) gain arising during the period	(2.2)	1.3	0.4
Unrealized gains on securities:
Gains arising during the period	50.4	88.7	162.1
Reclassification adjustment for (gains) losses included in net (loss) income	(43.2)	(27.7)	18.5
Other comprehensive (loss) income before tax	(1.4)	62.3	181
Income tax provision related to other comprehensive (loss) income:
Net (loss) gain arising during the period	(0.8)	0.5	0.1
Unrealized gains on securities:
Gains arising during the period	21.7	29.9	40.7
Reclassification adjustment for (gains) losses included in net (loss) income	(14.5)	(8.3)	4.1
Income tax provision related to other comprehensive (loss) income	6.4	22.1	44.9
Other comprehensive (loss) income, net of tax	(7.8)	40.2	136.1
Comprehensive (loss) income	$ (89.7)	$ 126.9	$ 251.3

Consolidated Statements Of Shareholders' Equity (USD $) In Millions	Total	Common Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
Balance (As Adjusted [Member])	$ 1,334.6	$ 30.8	$ 694.2	$ (5.1)	$ 636.9	$ (22.2)
Balance at Dec. 31, 2008	1,352.9	30.8	694.2	(5.1)	655.2	(22.2)
Cumulative effect of accounting change for deferred acquisition costs	(18.3)	0	0	0	(18.3)	0
Net income (loss)	115.2	0	0	0	115.2	0
Net income (loss) (As Adjusted [Member])	115.2
Minimum pension liability, net of taxes	0.3	0	0	0	0	0.3
Change in net unrealized appreciation on securities, net of taxes	135.8	0	0	0	0	135.8
Adoption of accounting standard relating to other than temporary impairments, net of tax	0	0	0	0	6.5	(6.5)
Activity under stock incentive plans	8.4	0.2	8.2	0	0	0
Retirement of common shares (tax payments on non-vested stock)	(0.5)	0	(0.5)	0	0	0
Deferred tax - share-based payments	(0.4)	0	(0.4)	0	0	0
Employee stock purchase plan	0.9	0	0.9	0	0	0
Balance at Dec. 31, 2009	1,594.3	31	702.4	(5.1)	758.6	107.4
Net income (loss)	86.7	0	0	0	86.7	0
Net income (loss) (As Adjusted [Member])	86.7
Minimum pension liability, net of taxes	0.8	0	0	0	0	0.8
Change in net unrealized appreciation on securities, net of taxes	39.4	0	0	0	0	39.4
Repurchase of common shares (at a weighted average price)	(106.5)	0	0	(106.5)	0	0
Activity under stock incentive plans	8.7	0.2	8.5	0	0	0
Retirement of common shares (tax payments on non-vested stock)	(0.5)	0	(0.5)	0	0	0
Deferred tax - share-based payments	(0.4)	0	(0.4)	0	0	0
Employee stock purchase plan	1.4	0	1.4	0	0	0
Cash dividend declared - common shares ($0.48/share)	(14.3)	0	0	0	(14.3)	0
Balance at Dec. 31, 2010	1,609.6	31.2	711.4	(111.6)	831	147.6
Net income (loss)	(81.9)	0	0	0	(81.9)	0
Net income (loss) (As Adjusted [Member])	(81.9)
Foreign currency translation adjustments	(6.4)	0	0	0	0	(6.4)
Minimum pension liability, net of taxes	(1.4)	0	0	0	0	(1.4)
Change in net unrealized appreciation on securities, net of taxes	0	0	0	0	0	0
Repurchase of common shares (at a weighted average price)	(49.3)	0	0	(49.3)	0	0
Activity under stock incentive plans	4.8	0.1	4.7	0	0	0
Retirement of common shares (tax payments on non-vested stock)	(0.4)	0	(0.4)	0	0	0
Deferred tax - share-based payments	(0.1)	0	(0.1)	0	0	0
Employee stock purchase plan	1.2	0	1.2	0	0	0
Cash dividend declared - common shares ($0.48/share)	(13.1)	0	0	0	(13.1)	0
Balance at Dec. 31, 2011	$ 1,463	$ 31.3	$ 716.8	$ (160.9)	$ 736	$ 139.8

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common shares repurchased	1,607,745	3,217,561
Repurchase of common shares, weighted average price	$ 30.72	$ 33.08
Cash dividend declared - common shares, per share	$ 0.48	$ 0.48

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (81.9)	$ 86.7	$ 115.2
Adjustments to reconcile net (loss) income to net cash (used) provided by operating activities:
Amortization and depreciation	30.8	31.2	22.4
Share-based payments expense	4.6	10.1	7.9
Excess tax expense from share-based payment arrangements	0.1	0.3	0.3
Deferred income tax benefit, net	10.2	(3.8)	(2.9)
Net realized investment (gains) losses	(49.2)	(36.4)	16.7
Gain on sale of real estate	0	(0.4)	0
Loss on disposal of fixed assets, net	1	0.2	0
Impairment of intangible asset	0	0	5.9
Change in:
Accrued investment income	1.2	(2.7)	3.4
Receivables	53.6	255.8	(225.5)
Deferred acquisition costs	12.9	39.1	(4)
Ceded unearned premiums	(15.4)	33.7	11.1
Reserves for losses and loss adjustment expenses	138.9	(51.1)	206.6
Unearned premiums	4.1	(149.5)	(4)
Ceded reinsurance payable and funds held	(97.4)	(180.8)	100.2
Income taxes	(6.7)	3	(10.7)
Accrued underwriting expenses	(5.8)	(22.4)	(7.8)
Sale of trading investment	0	2.1	0
Other, net	(18.7)	(18.2)	67
Cash (used) provided by operating activities	(17.7)	(3.1)	301.8
Cash flows from investing activities:
Sales of fixed maturity investments	1,326.9	1,837.4	1,257.3
Maturities and mandatory calls of fixed maturity investments	450.9	539.3	439
Sales of equity securities	41.3	55.3	81.9
Sales of other investments	2.5	0.7	0.6
Purchases of fixed maturity investments	(1,605.6)	(2,171.2)	(2,027.2)
Purchases of equity securities	(99.6)	(75.3)	(24)
Purchases of other investments	(73.2)	(24.3)	(6)
Change in foreign regulatory deposits	(7.5)	(20.9)	(34.1)
Change in short-term investments	75.8	63	85.7
Settlements of foreign currency exchange forward contracts	7.7	0	0
Purchases of fixed assets, net	(16.5)	(14.6)	(23)
Proceeds on sale of real estate	0	0.1	0
Acquisition of subsidiary	(0.5)	(1.9)	0
Other, net	(1.9)	(3.7)	9
Cash provided (used) by investing activities	100.3	183.9	(240.8)
Cash flows from financing activities:
Activity under revolving credit facility, net	0	0	(50.9)
Activity under stock incentive plans	1.1	4.3	3.1
Repurchase of Company's common shares	(49.5)	(105.2)	0
Excess tax expense from share-based payment arrangements	(0.1)	(0.3)	(0.3)
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0
Cash used by financing activities	(61.6)	(115.4)	(48.1)
Effect of exchange rate changes on cash	(3.6)	0	0
Change in cash	17.4	65.4	12.9
Cash, beginning of period	83.5	18.1	5.2
Cash, end of period	$ 100.9	$ 83.5	$ 18.1

Business And Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Business And Significant Accounting Policies
1.	Business and Significant Accounting Policies

Business

Argo Group International Holdings, Ltd. (“Argo Group,” “we” or the “Company”) is an international underwriter of specialty insurance and reinsurance products in the property and casualty market. Argo Group is the result of a merger in 2007 between Argonaut Group, Inc. (“Argonaut Group”) and PXRE Group Ltd. (“PXRE”). References in the notes to Argonaut Group pertain to the period prior to the merger.

Argo Group US, Inc. (“Argo Group US”) is a subsidiary of Argo Financial Holding (Ireland). Argo Underwriting Agency Limited (“Argo International”) (formerly named Heritage Underwriting Agency plc (“Heritage”)) is a subsidiary of Argo International Holdings, Ltd. Argo Re, Ltd. (“Argo Re”), a Bermuda based company, is the parent of both Argo Financial Holding (Ireland) and Argo International Holdings, Ltd. Argo Re is directly owned by Argo Group.

We conduct our ongoing business through four segments.

Excess and Surplus Lines products are written under two operating platforms: Colony Specialty and Argo Pro.

Commercial Specialty consists of the following operations: Argo Insurance (formerly Argo Select), Rockwood, Commercial Programs, Argo Surety, Alteris and ARIS Title Insurance Corporation (“ARIS”) which was acquired in November 2010.

International Specialty products are provided by our Bermuda operations which include Argo Re and Argo Insurance – Casualty & Professional Lines; Argo Seguros based in Brazil; and ArgoGlobal SE based in Malta.

Syndicate 1200 products are written by Argo International based in London, and are focused on underwriting on behalf of one underwriting syndicate under the Lloyd’s of London (“Lloyd’s”) global franchise.

During the first quarter of 2011, we evaluated the operating structure of our Bermuda and London-based business segments. To more appropriately align our operating structure with the management of the business, we concluded that operating activities associated with our London operations (our former International Specialty segment) would be principally managed and evaluated as a Lloyd’s market syndicate business, while our Bermuda operations (our former Reinsurance Segment) would serve as the center for our international insurance and reinsurance business, including our product development and global strategic expansion initiatives. These changes resulted in our Bermuda operations, and subsequently our new non-syndicate international insurance operations, being identified as our International Specialty segment. Our London-based operation, focused on the management and growth of our Lloyd’s syndicate operations, is now known as our Syndicate 1200 segment.

Our Run-off Lines segment includes liabilities associated with other liability policies that were issued in the 1960s, 1970s and into the 1980s, as well as risk management policies written prior to the sale of renewal rights and other business previously written and classified by PXRE as property catastrophe and Lloyd’s.

Basis of Presentation and Use of Estimates

The consolidated financial statements of Argo Group and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The major estimates reflected in our consolidated financial statements include, but are not limited to, the reserves for losses and loss adjustment expenses, reinsurance recoverables, including the reinsurance recoverables allowance for doubtful accounts, estimates of written and earned premiums, reinsurance premium receivable, the fair value of investments, the valuation of goodwill and intangibles and our deferred tax asset valuation allowance. Actual results could differ from those estimates.

Specifically, estimates for reserves for losses and loss adjustment expenses are based upon past claim experience modified for current trends as well as prevailing economic, legal and social conditions. Although management believes that amounts included in the accompanying consolidated financial statements are adequate, such estimates may be more or less than the amounts ultimately paid when the claims are settled. The estimates are continually reviewed and any changes are reflected in current operating results. Further, the nature of loss exposures involves significant variability due to the long-tailed payments on claims related to asbestos and environmental coverage and workers compensation coverage. As such, losses and loss adjustment expenses could vary significantly from the recorded amounts.

The consolidated financial statements include the accounts and operations of Argo Group and its subsidiaries. All material intercompany accounts and transactions have been eliminated. Certain items in prior years’ financial statements have been reclassified to conform to the current presentation. Amounts related to trade capital providers, who are third party capital participants that provide underwriting capital to the Syndicate 1200 segment (formerly the International Specialty segment), are included in the balance sheet. Trade capital providers participate on a quota share basis, assuming 100% of their contractual participation in the underwriting syndicate results and with such results settled on a year of account basis. The underwriting syndicate underwrites under the Lloyd’s global franchise.

In 2009, the Financial Accounting Standards Board (“FASB”) issued revised accounting standards regarding consolidation of variable interest entities. We reevaluated our investment in our fourteen statutory trusts (collectively, the “Trusts”) and our two charitable foundations (collectively, the “Foundations”). We determined that the Trusts and the Foundations continue to be variable interest entities due to the fact that the Trusts and the Foundations do not have sufficient equity to finance their activities without additional subordinate financial support from other parties. We do not have any power to direct the activities that impact the Trusts or the Foundations’ economic performance. We are not entitled to receive a majority of the residual returns of the Trusts and the U.S. charitable foundation. Additionally, we are not responsible for absorbing the majority of the expected losses of the Trusts or the U.S. charitable foundation; therefore, we are not the primary beneficiary and, accordingly, the Trusts and the U.S. charitable foundation are not included in our consolidated financial statements. The expenses and donations of the charitable foundation in Bermuda are paid by Argo Group and have been included in the consolidated results.

The special purpose reinsurance company established in 2011 to provide reinsurance to Argo Group through two catastrophe bond transactions is a variable interest entity under the provisions of Accounting Standards Codification (“ASC”) Topic 810-10. Argo Group does not have a variable interest in this entity and is therefore not required to consolidate it in its consolidated financial statements.

Accounting Standards Retrospectively Adopted in 2012

Effective January 1, 2012, we retrospectively adopted Accounting Standards Update (“ASU”) 2010-26 which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. To qualify for capitalization, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of this new standard.

The effect of the retrospective adoption on individual financial statement line items in our Consolidated Balance Sheets were as follows:

	December 31, 2011			December 31, 2010
	As Previously		Effect of	As Previously		Effect of
(in millions)	Reported	As Adjusted	Change	Reported	As Adjusted	Change
Reinsurance recoverables	$1,143.5	$1,144.1	$0.6	$1,203.9	$1,204.6	$0.7
Deferred acquisition costs, net	125.7	101.5	(24.2)	139.7	114.4	(25.3)
Deferred tax liabilities, net	26.1	18.5	(7.6)	10.5	2.4	(8.1)
Retained earnings	752.0	736.0	(16.0)	847.5	831.0	(16.5)

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Statements of (Loss) Income were as follows:

	For the Year Ended December 31, 2011
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$426.7	$425.7	$(1.0)
Loss before income taxes	(62.9)	(61.9)	1.0
Provision for income taxes	19.5	20.0	0.5
Net loss	(82.4)	(81.9)	0.5
Net loss per common share:
Basic	$(3.03)	$(3.02)	$0.01
Diluted	(3.03)	(3.02)	0.01

	For the Year Ended December 31, 2010
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$472.6	$466.0	$(6.6)
Income before income taxes	115.3	121.9	6.6
Provision for income taxes	32.7	35.2	2.5
Net income	82.6	86.7	4.1
Net income per common share:
Basic	$2.80	$2.93	$0.13
Diluted	2.76	2.90	0.14

	For the Year Ended December 31, 2009
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$517.9	$521.2	$3.3
Income before income taxes	142.4	139.1	(3.3)
Provision for income taxes	24.9	23.9	(1.0)
Net income	117.5	115.2	(2.3)
Net income per common share:
Basic	$3.82	$3.75	$(0.07)
Diluted	3.81	3.74	(0.07)

There were no changes to net cash flows from operating, investing or financing activities in our Consolidated Statement of Cash Flow for the periods presented as a result of the adoption of this authoritative guidance.

Cash

Cash consists of cash deposited in banks, generally in concentration and operating accounts. Interest-bearing cash accounts are classified as short-term investments.

Investments

Investments in fixed maturities at December 31, 2011 and 2010 include bonds and structured securities. Equity securities include common stocks. Other investments consist of private equity funds and limited partnerships. Short-term investments consist of money market funds, funds on deposit with Lloyd’s as security to support the corporate member’s capital, United Kingdom short-term government gilts, U.S. Treasury bills, sovereign debt and interest-bearing cash accounts. Short-term investments, maturing in less than one year, are classified as investments in the consolidated financial statements.

The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts. This amortization or accretion is included in net investment income.

For the structured securities portion of the fixed maturity securities portfolio, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Premium or discount on high investment grade securities (rated AA or higher) is amortized into income using the retrospective method. Premium or discount on lower grade securities (rated less than AA) is amortized into income using the prospective method.

Our investments in fixed maturities and equity securities with readily determinable fair value are considered available-for-sale and are carried at fair value. Changes in the fair value of investments classified as available for sale are not recognized to income during the period, but rather are recognized as a separate component of shareholders’ equity until realized. Fair value of these investments is estimated using prices obtained from third party pricing services, where available. For securities where we were unable to obtain fair values from a pricing service or broker, fair values were estimated using information obtained from investment advisors. We performed several processes to ascertain the reasonableness of these investment values by i) obtaining and reviewing internal control reports for our accounting service providers that obtain fair values from third party pricing services, ii) discussing with our investment managers their process for reviewing and validating pricing obtained from outside services and obtaining values for all securities from our investment managers, and iii) comparing the security pricing received from the investment managers with the prices used in the consolidated financial statements and obtaining additional information for variances that exceeded a certain threshold. As of December 31, 2011, investments we hold for which we did not receive a fair value from a pricing service or broker accounted for less than 1% of our investment portfolio. The actual value at which these securities could actually be sold or settled with a willing buyer or seller may differ from our estimated fair values depending on a number of factors including, but not limited to, current and future economic conditions, the quantity sold or settled, the presence of an active market and the availability of a willing buyer or seller.

We evaluate our investments for other-than-temporary impairment. For fixed income securities, the evaluation for a credit loss is generally based on the present value of expected cash flows of the security as compared to the amortized book value. For mortgage-backed securities, frequency and severity of loss inputs are used in projecting future cash flows of the securities. Loss frequency is measured as the credit default rate, which includes such factors as loan-to-value ratios and credit scores of borrowers. Loss severity includes such factors as trends in overall housing prices and house prices that are obtained at foreclosure. For equity securities, the length of time and the amount of decline in fair value are the principal factors in determining other-than-temporary impairment.

All investment balances include amounts relating to trade capital providers. The results of operations and other comprehensive income exclude amounts relating to trade capital providers. All third party amounts are subject to 100% of their contractual participation in the syndicate results and are included in reinsurance recoverable for ceded losses and reinsurance payable for ceded premiums.

Receivables

Premiums receivable, representing amounts due from insureds, are presented net of an allowance for doubtful accounts of $2.8 million and $4.6 million at December 31, 2011 and 2010, respectively. Premiums receivable include amounts relating to the trade capital providers’ quota share, which is 100% of their contractual participation in the syndicate results.

Reinsurance recoverables represent amounts of paid losses and loss adjustment expenses, case reserves and incurred but not reported amounts ceded to reinsurers under reinsurance treaties. Reinsurance recoverables also reflect amounts that are due from trade capital providers for which Argo International produces and cedes underwriting activity through a 100% quota share arrangement. These amounts are presented in the Consolidated Balance Sheets net of an allowance for doubtful accounts of $7.8 million and $15.7 million at December 31, 2011 and 2010, respectively (see Note 3, “Reinsurance” for related disclosures).

An estimate of amounts that are likely to be charged off is established as an allowance for doubtful accounts as of the balance sheet date. Our estimate includes specific insured and reinsurance balances that are considered probable to be charged off after all collection efforts have ceased and historical write off trends based on aging categories. For the years ended December 31, 2011, 2010 and 2009, premiums receivable and reinsurance recoverables on paid losses written off, net of recoveries against the allowance for doubtful accounts or directly to the income statement are as follows:

(in millions)	2011	2010	2009
Premiums receivable	$0.9	$(1.1)	$2.4
Reinsurance recoverables	11.4	(0.4)	6.0

Net written off (recovered)	$12.3	$(1.5)	$8.4

Recoveries occur when subsequent collection or litigation results in the receipt of amounts previously written off. Amounts recovered are applied against the bad debt expense account.

Earned Premiums

Premium revenue is recognized ratably over the policy period, with an adjustment, where appropriate, to reflect the risk profile of certain classes of business particularly those exposed to seasonal weather related events. Premiums that have yet to be earned are reported as “Unearned premiums” in the Consolidated Balance Sheets.

Unearned premium balances include cessions to reinsurers including trade capital providers, while the earned premium recognized in the Consolidated Statements of (Loss) Income excludes amounts relating to trade capital providers. The trade capital providers’ quota share amount, which is 100% of their contractual participation in the syndicate results, is included in ceded reinsurance payable.

Assumed reinstatement premiums that reinstate coverage are written and earned at the time the associated loss event occurs. The original premium is earned over the remaining exposure period of the contract. Reinstatement premiums are estimated based upon contract terms for reported losses and estimated for incurred but not reported losses.

Goodwill and Intangible Assets

Goodwill and intangible assets are allocated to the segment in which the results of operations for the acquired company are reported (see Note 14, “Segment Information” for further discussion). Intangible assets with a finite life are amortized over the estimated useful life of the asset. Goodwill and intangible assets with an indefinite useful life are not amortized. Goodwill and intangible assets are tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. For goodwill, the impairment test is determined using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying value amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step is not necessary. However, if the carrying amount of the reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any. The second step compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied value of goodwill is less than the carrying amount of goodwill, it is written down to its fair value with a corresponding expense reflected in the Consolidated Statements of (Loss) Income. The implied goodwill is calculated based on a hypothetical purchase price allocation, similar to the requirements in the accounting guidance for business combinations, whereby the implied fair value of the reporting unit is allocated to the fair value of the assets and liabilities of the reporting unit.

We perform our goodwill impairment test on the first day of the fourth quarter of each year, or October 1 of each year. In performing the first step of the impairment test, we estimated the fair value of reporting units using an average of three valuation methods: a comparable company analysis, a precedent transaction analysis and a discounted cash flow analysis. All three methods require management to make various judgments and assumptions. Specifically, the October 1 analysis included the assumption that the competitive pricing present in the marketplace will revert to more favorable pricing beginning in 2012 and further in 2013. Additionally, the discounted cash flow analysis included projections of earned premiums, loss ratios, expense growth, and discount rates for each reporting unit. Assumptions about such future cash flows are based on our budgets, business plans, economic projections, anticipated future cash flows and market data. Finally, the comparable company analysis and precedent transaction analysis required judgment in selecting comparable companies and comparable transactions for use in the calculations. In all instances, future changes in these judgments and assumptions could cause impairment of goodwill.

For the years ended December 31, 2011, 2010 and 2009, all of our reporting units passed the first step of the goodwill impairment analysis. However, based on carrying values of the reporting units as of December 31, 2011, a 22% decline in the fair value of the Excess and Surplus Lines reporting unit, or a 24% decline in the fair value of the Commercial Specialty reporting unit, or a 14% decline in the fair value of the Syndicate 1200 reporting unit would have resulted in the carrying values of these reporting units to be in excess of their respective fair values, resulting in the need to perform the second step, which could have resulted in a material impairment to our goodwill. Any decline in the fair value of these reporting units could result in the carrying value of the reporting unit being in excess of fair value, triggering the second step of the impairment testing model. The second step could result in an impairment of goodwill.

As noted above, we have elected to make the first day of the fourth quarter the annual impairment assessment date for goodwill and indefinite-lived intangible assets. An impairment analysis subsequent to this date has not been performed as management believes that no additional indicators of impairment have arisen, such as significant additional pricing competition, unexpected significant declines in operating results, the divestiture of a significant component of the business or a significant decline in our market capitalization.

In June 2009, we deemed the value assigned to the trade name of Heritage impaired after an evaluation of the value of the name in the Lloyd’s market and the subsequent renaming of Heritage to Argo International. The value of the trade name and accumulated amortization at the time of the impairment was $6.4 million and $0.5 million, respectively.

The following table presents our intangible assets and accumulated amortization at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
(in millions)	Amount	Amortization	Amount	Amortization
Lloyd’s capacity	$60.5	n/a	$60.5	n/a
Title plant	1.8	n/a	1.8	n/a
Distribution network	40.4	13.9	39.9	10.1
Additional Lloyd’s capacity	4.8	1.2	3.0	0.6
Other	1.5	0.9	1.5	0.7

	$109.0	$16.0	$106.7	$11.4

During the twelve months ended December 31, 2011, 2010 and 2009, amortization expense was $4.6 million, $4.4 million and $3.8 million, respectively, and is included in “Underwriting, acquisition and insurance expenses” in the Consolidated Statements of (Loss) Income.

The estimated amortization expense for the years ended December 31, 2012, 2013, 2014, 2015 and 2016 is $5.1 million, $5.0 million, $4.7 million, $4.7 million and $4.3 million, respectively.

Retrospectively Rated Policies

We have written a number of workers compensation, property and other liability policies that are retrospectively rated. Under this type of policy, the policyholder or coverholder may be entitled, subsequent to coverage expiration, to a refund or may owe additional premiums based on the amount of losses incurred under the policy. The retrospective premium adjustments on certain policies are limited to a minimum or maximum premium adjustment, which is calculated as a percentage of the standard amount of premium charged during the life of the policy. Accrued retrospectively rated premiums have been determined based on estimated ultimate loss experience of the individual policyholder accounts. The estimated liability for return of premiums under retrospectively rated policies is included in unearned premiums and was $6.1 million and $7.3 million at December 31, 2011 and 2010, respectively. The estimated amount included in premiums receivable for additional premiums due under retrospectively rated policies was $0.3 million and $1.0 million at December 31, 2011 and 2010, respectively.

Deferred Acquisition Costs

Policy acquisition costs, which include commissions, premium taxes, fees and certain other costs of underwriting policies, are deferred, when such policies are profitable, and amortized over the same period in which the related premiums are earned. Anticipated investment income is considered in determining whether the deferred acquisition costs are recoverable and whether a premium deficiency exists. We continually review the methods of making such estimates and establishing the deferred costs, and any adjustments are made in the accounting period in which the adjustment arose.

As discussed above under “Accounting Standards Retrospectively Adopted in 2012,” our accounting for deferred acquisition costs changed effective January 1, 2012, and amounts previously reported have been adjusted retrospectively.

The 2011 and 2010 net amortization of policy acquisition costs will not equal the change in the Consolidated Balance Sheets because of 1) the trade capital providers’ share which is not reflected in our Consolidated Statements of (Loss) Income and 2) the differences in the foreign currency exchange costs resulting from deferred acquisition costs being treated as a nonmonetary asset.

Reserves for Losses and Loss Adjustment Expenses

Liabilities for unpaid losses and loss adjustment expenses include the accumulation of individual case estimates for claims reported as well as estimates of incurred but not reported claims and estimates of claim settlement expenses. Reinsurance recoverables on unpaid claims and claim expenses represent estimates of the portion of such liabilities that will be recoverable from reinsurers. Amounts recoverable from reinsurers are recognized as assets at the same time and in a manner consistent with the unpaid claims liabilities associated with the reinsurance policy (for additional information, see heading “Reinsurance” below).

Property and Equipment

Property and equipment used in operations, including certain costs incurred to develop or obtain computer software for internal use, are capitalized and carried at cost less accumulated depreciation and are reported in “Other assets” in the Consolidated Balance Sheets. Depreciation is calculated using a straight-line method over the estimated useful lives of the assets, generally three to forty years. The accumulated depreciation for property and equipment was $46.6 million and $38.8 million at December 31, 2011 and 2010, respectively. The net book value of our property and equipment at December 31, 2011 and 2010 was $49.6 million and $44.7 million, respectively. The depreciation expense at December 31, 2011, 2010 and 2009 was $10.1 million, $8.5 million and $7.6 million, respectively.

Foreign Currency Exchange Gain (Loss)

The U.S. Dollar is the functional currency of all but two of our foreign operations. Monetary assets and liabilities in foreign operations that are denominated in foreign currencies are revalued at the exchange rates in effect at the balance sheet date, with resulting gains and losses because of foreign exchange movements reflected in income, and revenues and expenses denominated in foreign currencies are translated at the prevailing exchange rate during the period with the resulting foreign exchange gains and losses included in net income for the period. In the case of our foreign currency denominated available-for-sale investments, the change in exchange rates between the local currency and our functional currency at each balance sheet date represents an unrealized appreciation or depreciation in value of these securities and is included as a component of accumulated other comprehensive income.

Translation gains and losses related to our operations in Brazil and Malta are recorded as a component of shareholders’ equity in the Consolidated Balance Sheets. At December 31, 2011, the foreign currency translation adjustments were a loss of $6.4 million. At December 31, 2010, the foreign currency translation adjustment was not deemed material.

Share-Based Payments

Compensation expense for share-based payments is recognized based on the measurement-date fair value for awards which will settle in shares. Awards that are expected to be settled in cash are accounted for as liability awards, resulting in the fair value of the award being measured at each reporting date until the award is exercised, forfeited or expires unexercised. Compensation expense for awards that are settled in equity are recognized on a straight line pro rata basis over the vesting period. Compensation expense for awards that are settled in cash are recognized on the accelerated recognition method over the award’s vesting period. See Note 13, “Share-based Payments” for related disclosures.

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

For any uncertain tax positions not meeting the “more likely than not” recognition threshold, accounting standards require recognition, measurement and disclosure in a company’s financial statements. We had no material unrecognized tax benefits as of December 31, 2011, 2010 and 2009. Our United States subsidiaries are no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2008. Tax years ended December 31, 2008 through December 31, 2011 are open for examination by Her Majesty’s Revenue and Customs with respect to our United Kingdom entities.

Reinsurance

In the normal course of business, our insurance and reinsurance subsidiaries reinsure various risks above certain retention levels with other insurance enterprises. Reinsurance recoverables include claims we paid and estimates of unpaid losses and loss adjustment expenses that are subject to reimbursement under reinsurance and retrocessional contracts. The method for determining reinsurance recoverables for unpaid losses and loss adjustment expenses involves reviewing actuarial estimates of gross unpaid losses and loss adjustment expenses to determine our ability to cede unpaid losses and loss adjustment expenses under our existing reinsurance contracts. This method is continually reviewed and updated and any resulting adjustments are reflected in earnings in the period identified. Reinsurance premiums, commissions and expense reimbursements are accounted for on a basis consistent with those used in accounting for the original policies issued and the term of the reinsurance contracts. Amounts recoverable from reinsurers for losses and loss adjustment expenses for which our insurance and reinsurance subsidiaries have not been relieved of their legal obligations to the policyholder are reported as assets.

Derivative Instruments

We enter into short-term, currency spot and forward contracts to mitigate foreign exchange rate exposure in our non-U.S. Dollar denominated fixed maturity investments. The forward contracts used are typically less than sixty days and are renewed, as long as the non-U.S. Dollar denominated fixed maturity investments are held in our portfolio. Forward contracts are designated as hedges for accounting purposes. In 2011, we also entered into foreign currency exchange forward contracts to manage currency exposure on losses related to global catastrophe events. These foreign currency forward contacts are carried at fair value in the Consolidated Balance Sheet in “Other investments.” The realized and unrealized gains and losses are included in realized gains or losses in the Consolidated Statements of (Loss) Income.

Through our subsidiary Argo Re, in 2011 we have entered into two reinsurance contracts with a special purpose reinsurance company, which provide us with protection against certain severe catastrophe events and the occurrence of multiple significant catastrophe events during the same year. The special purpose reinsurance company provides the reinsurance through two catastrophe bond transactions which are supported by two collateralized facilities. The reinsurance contracts are deemed to be derivatives. We recorded these contracts at fair value and such fair value is included in “Other Assets” in our Consolidated Balance Sheet with any changes in the value reflected in “Other reinsurance-related expense” in the Consolidated Statement of Loss. See Note 6, “Derivative Instruments” for related disclosures.

Supplemental Cash Flow Information

Income taxes paid. We paid income taxes of $15.4 million in 2011, $30.2 million in 2010 and $40.5 million in 2009.

Income taxes recovered. We recovered $0.2 million of income taxes in 2011. We recovered $2.6 million of income taxes in 2010. This recovery, reflected in “Current income taxes receivable, net,” was applied against our 2010 estimated tax payments. We recovered $5.8 million of income taxes in 2009. In June 2009, we received a $10.1 million refund attributable to a favorable decision rendered by the California State Board of Equalization related to franchise tax payments paid by Argo Group US for tax years 1994 through 1999. Of this refund, $5.6 million was a recovery of taxes and $4.5 million was earned interest. The earned interest has been reflected in “Net investment income” in the Consolidated Statement of Income for the twelve months ended December 31, 2009.

Interest paid. Interest paid for the years ended December 31, was as follows:

(in millions)	2011	2010	2009
Junior subordinated debentures	$18.3	$19.3	$21.0
Revolving credit facility	0.0	0.1	0.7
Other indebtedness (1)	3.5	3.1	3.9

Total interest paid	$21.8	$22.5	$25.6

(1)

Other indebtedness in 2011 and 2010 includes Argo International’s floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, “Other Indebtedness” for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.

Recently Issued Accounting Pronouncements

In October 2010, the FASB issued an accounting update that amends the guidance in the FASB Accounting Standards Codification Topic 944, entitled “Financial Services – Insurance.” The amendments in the update modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The amendments in this update are to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. Upon adoption, we applied the retrospective application of this standard and, therefore, restated the balance sheets and the income statements presented, with a cumulative adjustment to retained earnings. Please see “Accounting Standards Retrospectively Adopted in 2012” above for the discussion of the impact of the adoption of this guidance.

In May 2011, the FASB issued amendments to “Fair Value Measurement” (Topic 820). The amendments were to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. There are changes to how premiums and discounts (including blockage factors) are applied. There are clarifications made to principal market determination. The amendments also clarify that the highest and best use and valuation premise concepts are not applicable to financial instruments. There are amendments that indicate how a company should determine the fair value of its own equity instruments and the fair value of liabilities. New disclosures, with a particular focus on Level 3 measurement, are required. All transfers between Level 1 and Level 2 will now be required to be disclosed. Information about when the current use of a non-financial asset measured at fair value differs from its highest and best use is to be disclosed. The amendments in this update are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. We do not anticipate this amendment will have a material impact on our financial results and disclosures.

In June 2011, the FASB issued amendments to the presentation of comprehensive income. The amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment provides the option to present other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Both options require the presentation of each component of net income along with the total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The components of other comprehensive income have not changed, nor has the guidance on when other comprehensive income items are reclassified to net income. All reclassification adjustments from other comprehensive income to net income are required to be presented on the face of the statement of net income and the statement of comprehensive income. The amendments in this update are to be applied prospectively. Early application is permitted. The amendments are effective during interim and annual periods beginning after December 15, 2011. This update will have no impact on our Consolidated Statements of Comprehensive (Loss) Income, but will impact the presentation of our Consolidated Statements of (Loss) Income and our Consolidated Statements of Shareholders’ Equity, subject to the deferral below.

In December 2011, the FASB issued an accounting update deferring the requirement that companies present reclassification adjustments for each component of Accumulated Other Comprehensive Income in both net income and Other Comprehensive Income on the face of the financial statements. Companies are still required to present amounts reclassified out of Accumulated Other Comprehensive Income on the face of the financial statements or disclose those amounts in the notes to the financial statements. During the deferral period, there is no requirement to separately present or disclose the reclassification adjustments into net income. The FASB expects to complete a project to reconsider the presentation requirements for reclassification adjustments in 2012. The main provision of the standard issued in June 2011 requiring companies to present items of net income, other comprehensive income and total comprehensive income in either a single continuous statement or two consecutive statements are not affected by this update. The requirements’ effective date also remains as the interim and annual periods beginning after December 15, 2011. This deferral will have no impact on our Consolidated Statements of Comprehensive (Loss) Income, but may impact the presentation of our Consolidated Statements of (Loss) Income.

In December 2010, the FASB issued an accounting update that amends the guidance for goodwill impairment testing for reporting units with a zero or negative carrying amount. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance and examples provided in codification, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Upon adoption of the amendments, if the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired; the entity should perform Step 2 of the goodwill impairment test for those reporting units. Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the amendments should be included in earnings. Since adoption, this update has had no impact on our financial results and disclosures.

In September 2011, the FASB issued an accounting update to simplify how entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, “Intangibles–Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance required an entity to test goodwill for impairment on at least an annual basis by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments of the update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. We do not anticipate that this update will have an impact on our financial results and disclosures.

In December 2011, the FASB issued an accounting update requiring disclosures about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required by this amendment should be provided retrospectively for all comparative periods presented. We do not anticipate that these amendments will have an impact on our financial results and disclosures.

Investments	12 Months Ended
Dec. 31, 2011
Investments
2.	Investments

Composition of Invested Assets

The amortized cost, gross unrealized gains, gross unrealized losses and fair value of investments as of December 31 were as follows:

December 31, 2011		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value
Fixed maturities
USD denominated:
U.S. Governments(1)	$482.8	$12.5	$0.0	$495.3
Non-U.S. Governments	56.2	1.0	1.6	55.6
Obligations of states and political subdivisions	589.3	47.4	0.3	636.4
Credit-Financial	378.3	10.4	5.2	383.5
Credit-Industrial	411.6	20.8	3.4	429.0
Credit-Utility	163.9	7.5	1.2	170.2
Structured securities:
CMO/MBS-agency (3)	516.0	30.7	0.2	546.5
CMO/MBS-non agency	18.5	0.7	0.8	18.4
CMBS (4)	100.7	5.2	0.3	105.6
ABS-residential (5)	15.3	0.1	2.0	13.4
ABS-non residential	47.0	1.0	0.0	48.0
Foreign denominated:
Governments	224.7	9.1	8.8	225.0
Credit	91.1	2.2	4.7	88.6

Total fixed maturities	3,095.4	148.6	28.5	3,215.5
Equity securities	291.5	120.7	8.6	403.6
Other investments	232.3	0.7	1.0	232.0
Short-term investments	296.4	0.0	0.0	296.4

Total investments	$3,915.6	$270.0	$38.1	$4,147.5

December 31, 2010		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value
Fixed maturities
USD denominated:
U.S. Governments(2)	$430.3	$11.3	$0.8	$440.8
Non-U.S. Governments	6.2	0.2	0.0	6.4
Obligations of states and political subdivisions	630.6	25.6	2.9	653.3
Credit-Financial	370.5	12.3	1.7	381.1
Credit-Industrial	378.3	17.6	0.8	395.1
Credit-Utility	164.8	6.4	0.4	170.8
Structured securities:
CMO/MBS-agency (3)	665.7	33.9	0.5	699.1
CMO/MBS-non agency	37.4	1.5	0.6	38.3
CMBS (4)	143.6	6.3	0.9	149.0
ABS-residential (5)	19.3	0.1	2.3	17.1
ABS-non residential	127.7	2.4	0.0	130.1
Foreign denominated:
Governments	202.1	9.5	4.9	206.7
Credit	73.9	2.8	3.1	73.6

Total fixed maturities	3,250.4	129.9	18.9	3,361.4
Equity securities	208.8	116.5	0.8	324.5
Other investments	153.5	0.7	0.0	154.2
Short-term investments	375.2	0.1	0.0	375.3

Total investments	$3,987.9	$247.2	$19.7	$4,215.4

(1)	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
(2)	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
(3)	Collateralized mortgage obligations/mortgage-backed securities (“CMO/MBS”).
(4)	Commercial mortgage-backed securities (“CMBS”).
(5)	Asset-backed securities (“ABS”).

Included in total investments at December 31, 2011 and 2010 is $162.6 million and $170.4 million, respectively, of assets managed on behalf of the trade capital providers, who are third party capital participants that provide underwriting capital to our Syndicate 1200 segment (formerly the International Specialty segment).

Contractual Maturity

The amortized cost and fair values of fixed maturity investments as of December 31, 2011, by contractual maturity, were as follows:

	Amortized	Fair
(in millions)	Cost	Value
Due in one year or less	$257.1	$258.2
Due after one year through five years	1,264.6	1,295.3
Due after five years through ten years	708.8	753.1
Thereafter	167.4	177.0
Structured securities	697.5	731.9

Total	$3,095.4	$3,215.5

The expected maturities may differ from the contractual maturities because debtors may have the right to call or prepay obligations.

Unrealized Losses and Other-than-temporary Impairments

An aging of unrealized losses on our investments in fixed maturities, equity securities and other investments at December 31, 2011 and 2010 is presented below:

December 31, 2011	Less Than One Year		One Year or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
USD denominated:
U.S. Governments (1)	$41.0	$0.0	$0.0	$0.0	$41.0	$0.0
Non-U.S. Governments	22.4	1.6	0.0	0.0	22.4	1.6
Obligations of states and political subdivisions (1)	1.4	0.0	0.7	0.3	2.1	0.3
Credit-Financial	81.8	3.8	9.4	1.4	91.2	5.2
Credit-Industrial	67.4	3.4	0.0	0.0	67.4	3.4
Credit-Utility	21.7	1.2	0.0	0.0	21.7	1.2
Structured securities:
CMO/MBS-agency	28.9	0.1	3.2	0.1	32.1	0.2
CMO/MBS-non agency	6.7	0.2	4.2	0.6	10.9	0.8
CMBS(1)	0.7	0.0	4.2	0.3	4.9	0.3
ABS-residential	1.2	0.1	9.6	1.9	10.8	2.0
ABS-non residential (1) (2)	4.0	0.0	0.3	0.0	4.3	0.0
Foreign denominated:
Governments	166.3	8.8	0.0	0.0	166.3	8.8
Credit	65.9	4.1	5.3	0.6	71.2	4.7

Total fixed maturities	509.4	23.3	36.9	5.2	546.3	28.5
Equity securities	84.3	8.5	0.2	0.1	84.5	8.6
Other investments	(1.0)	1.0	0.0	0.0	(1.0)	1.0
Short-term investments (1)	21.2	0.0	0.0	0.0	21.2	0.0

Total	$613.9	$32.8	$37.1	$5.3	$651.0	$38.1

(1)	Unrealized losses less than one year are less than $0.1 million.
(2)	Unrealized losses one year or greater are less than $0.1 million

December 31, 2010	Less Than One Year		One Year or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
USD denominated:
U.S. Governments(2)	$55.2	$0.8	$2.0	$0.0	$57.2	$0.8
Obligations of states and political subdivisions	122.6	2.6	2.9	0.3	125.5	2.9
Credit-Financial	53.7	0.6	14.8	1.1	68.5	1.7
Credit-Industrial	44.3	0.8	0.0	0.0	44.3	0.8
Credit-Utility	21.7	0.4	0.0	0.0	21.7	0.4
Structured securities:
CMO/MBS-agency	26.5	0.5	0.0	0.0	26.5	0.5
CMO/MBS-non agency	1.1	0.3	6.6	0.3	7.7	0.6
CMBS	5.3	0.1	8.7	0.8	14.0	0.9
ABS-residential	6.4	0.3	8.5	2.0	14.9	2.3
ABS-non residential (1) (2)	1.5	0.0	0.7	0.0	2.2	0.0
Foreign denominated:
Governments	82.9	3.1	32.3	1.8	115.2	4.9
Credit	26.1	1.3	15.8	1.8	41.9	3.1

Total fixed maturities	447.3	10.8	92.3	8.1	539.6	18.9
Equity securities	9.8	0.8	0.0	0.0	9.8	0.8
Short-term investments (1)	4.3	0.0	0.0	0.0	4.3	0.0

Total	$461.4	$11.6	$92.3	$8.1	$553.7	$19.7

(1)	Unrealized losses less than one year are less than $0.1 million.
(2)	Unrealized losses one year or greater are less than $0.1 million.

We hold a total of 5,422 securities, of which 1,270 were in an unrealized loss position for less than one year and 55 were in an unrealized loss position for a period one year or greater as of December 31, 2011. Unrealized losses greater than twelve months on fixed maturities were the result of a number of factors, including increased credit spreads, foreign currency fluctuations, and higher market yields relative to the date the securities were purchased, and for structured securities by the performance of the underlying collateral as well. We do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

We evaluate our investments for other than temporary impairment. For fixed maturity securities, the evaluation for a credit loss is generally based on the present value of expected cash flows of the security as compared to the amortized book value. For MBS and residential ABS securities, frequency and severity of loss inputs are used in projecting future cash flows of the securities. Loss frequency is measured as the credit default rate, which includes such factors as loan-to-value ratios and credit scores of borrowers. Loss severity includes such factors as trends in overall housing prices and house prices that are obtained at foreclosure. We recognized other-than-temporary losses on our fixed maturities portfolio of $0.1 million and $0.8 million for 2011 and 2010, respectively. For equity securities, the length of time and the amount of decline in fair value are the principal factors in determining other-than-temporary impairment. We recognized other-than-temporary losses on our equity portfolio of $1.1 million and $0 for 2011 and 2010, respectively.

Net Investment Income and Realized Gains and Losses

Investment income and expenses for the years ended December 31 were as follows:

(in millions)	2011	2010	2009
Investment income:
Interest and dividends on fixed maturities	$121.4	$130.7	$133.6
Dividends on equity securities	9.6	8.7	7.9
Interest on short-term and other investments	4.7	2.6	5.7
Other	(0.5)	(0.1)	7.7

	135.2	141.9	154.9
Investment expenses	(9.4)	(8.3)	(9.4)

Net investment income	$125.8	$133.6	$145.5

Proceeds from sales of available for sale fixed maturity investments were $1,327.0 million, $1,837.1 million and $1,257.3 million in 2011, 2010, and 2009, respectively. Proceeds from sales of equity securities were $41.3 million, $55.3 million and $81.9 million in 2011, 2010, and 2009, respectively. Proceeds from sales of other investments were $2.5 million, $0.7 million and $0.6 million in 2011, 2010, and 2009, respectively.

The following table presents our gross realized investment and other gains (losses) for the years ended December 31:

(in millions)	2011	2010	2009
Realized gains
Fixed maturities	$30.5	$31.5	$35.6
Equity securities	26.6	6.3	9.1
Other investments	16.1	8.9	2.7
Short-term investments	1.0	0.2	0.0
Gain on sale of real estate	0.0	0.4	0.0

Gross realized investment and other gains	74.2	47.3	47.4
Realized losses
Fixed maturities	(11.6)	(8.2)	(17.2)
Equity securities	(0.7)	(1.1)	(0.9)
Other investments	(10.5)	(0.3)	(0.7)
Short-term investments	(1.0)	(0.1)	(0.3)
Other-than-temporary impairment losses on fixed maturities	(0.1)	(0.8)	(6.9)
Other-than-temporary impairment losses on equity securities	(1.1)	0.0	(20.3)
Other-than-temporary impairment losses on Funds at Lloyd’s foreign currency exchange	0.0	0.0	(17.8)

Gross realized investment and other losses	(25.0)	(10.5)	(64.1)

Net realized investment and other gains (losses)	$49.2	$36.8	$(16.7)

We enter into short-term, currency spot and forward contracts to mitigate foreign exchange rate exposure for certain non-U.S. Dollar denominated fixed maturity investments. The forward contracts used are typically less than sixty days and are renewed, as long as the non-U.S. Dollar denominated fixed maturity investments are held in our portfolio. These forward contracts are designated as fair value hedges for accounting purposes.

Foreign exchange unrealized gains on bonds of $0.6 million and $0.4 million were offset by foreign exchange realized losses on forwards of $0.6 million and $0.4 million for the years ended December 31, 2011 and 2010, respectively, and are reflected in realized gains and losses in the income statement and in the table above. As of December 31, 2011 and 2010, we hedged $3.1 million and $5.3 million, respectively, of certain holdings in non-U.S. Dollar denominated fixed maturity investments with $3.3 million and $5.3 million, respectively, of foreign exchange contracts. There were no fair value hedges in 2009.

We also enter into foreign currency exchange forward contracts to manage currency exposure on losses related to global catastrophe events. These currency forwards contacts are carried at fair value in the Consolidated Balance Sheets in Other investments. The realized and unrealized gains and losses are included in realized gains or losses in the Consolidated Statements of (Loss) Income. The notional amount of the currency forward contracts as of December 31, 2011 was $142.4 million. The fair value of the currency forward contracts as of December 31, 2011 was a loss of $1.0 million. For the year ended December 31, 2011, we recognized $9.4 million in realized gains and $4.8 million in realized losses, respectively, from the currency forward contracts. There were no currency forward contacts in 2010 or 2009.

During the year ended December 31, 2009, we recognized $17.8 million of other-than-temporary impairment on short-term investments held at Lloyd’s that we intended to sell at December 31, 2009 and were sold in 2010. These losses were related entirely to foreign currency losses.

Regulatory Deposits, Pledged Securities and Letters of Credit

At December 31, 2011, the amortized cost and fair value of investments on deposit with U.S. and various regulatory agencies for regulatory purposes and reinsurance were $234.5 million and $251.1 million, respectively.

Investments with an amortized cost of $197.3 million and fair value of $201.1 million were pledged as collateral in support of irrevocable letters of credit at December 31, 2011. These assets support irrevocable letters of credit issued under the terms of certain reinsurance agreements in respect of reported loss and loss expense reserves in the amount of $45.3 million and our Corporate member’s capital as security to support the underwriting business at Lloyd’s in the amount of $124.9 million.

At December 31, 2011, our Corporate member’s capital supporting our Lloyd’s business consisted of the following:

(in millions)
Letters of credit	$124.9
Fixed maturities, at fair value	125.4
Short-term investments, at fair value	4.8

Total securities and letters of credit pledged to Lloyd’s	$255.1

Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or in the absence of a principal market, the most advantageous market. Market participants are buyers and sellers in the principal (or most advantageous) market that are independent, knowledgeable, able to transact for the asset or liability and willing to transfer for the asset or liability.

Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. The inputs of these valuation techniques are categorized into three levels.

•

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the reporting date. We define actively traded as a security that has traded in the past seven days. We receive one quote per instrument for Level 1 inputs.

•

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. We receive one quote per instrument for Level 2 inputs.

•

Level 3 inputs are unobservable inputs. Unobservable inputs reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

We receive fair value prices from third party pricing services and our outside investment managers. These prices are determined using observable market information such as dealer quotes, market spreads, cash flows, yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things. We have reviewed the processes used by the third party providers for pricing the securities, and have determined that these processes result in fair values consistent with GAAP requirements. In addition, we review these prices for reasonableness, and have not adjusted any prices received from the third-party providers as of December 31, 2011. A description of the valuation techniques we use to measure assets at fair value is as follows:

Fixed Maturities (Available-for-Sale) Levels 1 and 2:

•

United States Treasury securities are valued using Level 1 inputs. For these securities, we obtain fair value measurements from independent pricing services using quoted prices (unadjusted) in active markets at the reporting date.

•

United States Government agencies, non U.S. government securities, obligations of states and political subdivisions, credit securities and foreign denominated securities are reported at fair value utilizing Level 2 inputs. For these securities, we obtain fair value measurements from third party pricing services.

•

CMO/MBS agency securities are reported at fair value utilizing Level 2 inputs. For these securities we obtain fair value measurements from third party pricing services. Observable data may include dealer quotes, market spreads, cash flows, yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things. All of these securities are backed by United States agencies and are of the highest investment grade.

•

CMO/MBS non-agency, CMBS, ABS residential, and ABS non-residential securities are reported at fair value utilizing Level 2 inputs. For these securities we obtain fair value measurements from third party pricing services. Observable data may include dealer quotes, market spreads, cash flows, yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Fixed Maturities (Available-for-Sale) Level 3:

•	Corporate securities reported at fair value utilizing Level 3 inputs are infrequently traded securities valued by an independent investment manager utilizing unobservable inputs.

Transfers Between Level 1 and Level 2 Securities: There were no transfers between Level 1 and Level 2 securities during the year ended December 31, 2011.

Equity Securities Level 1: Equity securities are principally reported at fair value utilizing Level 1 inputs. For these securities, we obtain fair value measurements from a third party pricing service using quoted prices (unadjusted) in active markets at the reporting date.

Equity Securities Level 2: We own an interest in a mutual fund that is reported at fair value utilizing Level 2 inputs. The valuation is based on the fund’s net asset value per share, determined weekly and at the end of each month. The underlying assets in the fund are valued primarily on the basis of closing market quotations or official closing prices on each valuation day.

Equity Securities Level 3: We own certain equity securities that are reported at fair value utilizing Level 3 inputs. The valuation techniques for these securities include the following:

•	Fair value measurements obtained from the National Association of Insurance Commissioners’ Security Valuation Office at the reporting date.

•	Fair value measurements for an investment in an equity fund obtained by applying final prices provided by the administrator of the fund, which is based upon certain estimates and assumptions.

Other Investments Level 2: Foreign regulatory deposits are assets held in trust in jurisdictions where there is a legal and regulatory requirement to maintain funds locally in order to protect policyholders. Lloyd’s is the appointed investment manager for the funds. These assets are invested in short-term government securities, agency securities and corporate bonds and are valued utilizing Level 2 inputs based upon values obtained from Lloyd’s. Foreign currency future contracts are valued by our counterparty utilizing market driven foreign currency exchange rates and are considered Level 2 investments. There were no transfers of other investments between Level 1 and Level 2 for the year ended December 31, 2011.

Short-term Investments: Short-term investments are principally reported at fair value utilizing Level 1 inputs, with the exception of short-term corporate bonds reported at fair value utilizing Level 2 inputs as described in the fixed maturity section above. Values for the investments categorized as Level 1 are obtained from various financial institutions as of the reporting period date. Included in short-term investments are Funds at Lloyd’s, which represent a portion of our Corporate member’s capital as security to support the underwriting business at Lloyd’s and include fixed cash deposit accounts, certificates of deposits, sovereign debt, United Kingdom short government gilts and U.S. Treasury bills. There were no transfers of short-term investments between Level 1 and Level 2 for the year ended December 31, 2011.

Other Assets Level 3: We have entered into two reinsurance contracts that are deemed derivatives. The fair value was estimated by management taking into account changes in the market for catastrophe bond reinsurance contracts with similar economic characteristics and potential recoveries from events preceding the valuation date. See Note 6 “Derivative Instruments” for related disclosures.

Based on an analysis of the inputs, our financial assets measured at fair value on a recurring basis at December 31, 2011 and 2010 have been categorized as follows:

(in millions)		Fair Value Measurements at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Fixed maturities
USD denominated:
U.S. Governments	$495.3	$214.9	$280.4	$0.0
Non-U.S. Governments	55.6	0.0	55.6	0.0
Obligations of states and political subdivisions	636.4	0.0	636.4	0.0
Credit-Financial	383.5	0.0	382.8	0.7
Credit-Industrial	429.0	0.0	429.0	0.0
Credit-Utility	170.2	0.0	170.2	0.0
Structured securities:
CMO/MBS-agency	546.5	0.0	546.5	0.0
CMO/MBS-non agency	18.4	0.0	18.4	0.0
CMBS	105.6	0.0	105.6	0.0
ABS-residential	13.4	0.0	13.4	0.0
ABS-non residential	48.0	0.0	48.0	0.0
Foreign denominated:
Governments	225.0	0.0	225.0	0.0
Credit	88.6	0.0	88.6	0.0

Total fixed maturities	3,215.5	214.9	2,999.9	0.7
Equity securities	403.6	352.2	49.0	2.4
Other investments	99.9	0.0	99.9	0.0
Short-term investments	296.4	260.7	35.7	0.0
Other assets	9.0	0.0	0.0	9.0

	$4,024.4	$827.8	$3,184.5	$12.1

(in millions)		Fair Value Measurements at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Fixed maturities
USD denominated:
U.S. Governments	$440.8	$146.2	$294.6	$0.0
Non-U.S. Governments	6.4	0.0	6.4	0.0
Obligations of states and political subdivisions	653.3	0.0	653.3	0.0
Credit-Financial	381.1	0.0	380.4	0.7
Credit-Industrial	395.1	0.0	395.1	0.0
Credit-Utility	170.8	0.0	170.8	0.0
Structured securities:
CMO/MBS-agency	699.1	0.0	699.1	0.0
CMO/MBS-non agency	38.3	0.0	38.3	0.0
CMBS	149.0	0.0	149.0	0.0
ABS-residential	17.1	0.0	17.1	0.0
ABS-non residential	130.1	0.0	130.1	0.0
Foreign denominated:
Governments	206.7	0.0	206.7	0.0
Credit	73.6	0.0	73.6	0.0

Total fixed maturities	3,361.4	146.2	3,214.5	0.7
Equity securities	324.5	253.3	50.2	21.0
Other investments	91.0	0.0	91.0	0.0
Short-term investments	375.3	369.0	6.3	0.0

	$4,152.2	$768.5	$3,362.0	$21.7

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs

The fair value measurements in the tables above do not agree to “Total investments” on the Consolidated Balance Sheets as they exclude certain other investments that are accounted for under the equity-method of accounting and for 2011, include reinsurance contracts that are classified as Other assets.

A reconciliation of the beginning and ending balances for the investments categorized as Level 3 at December 31, 2011 and 2010 are as follows:

Fair Value Measurements Using Unobservable Inputs (Level 3)

(in millions)	Credit Financial	Equity Securities	Other Assets	Total
Beginning balance, January 1, 2011	$0.7	$21.0	$0.0	$21.7
Transfers into Level 3	0.0	0.0	0.0	0.0
Transfers out of Level 3	0.0	0.0	0.0	0.0
Total gains or losses (realized/unrealized):				0.0
Included in net loss	0.0	20.5	0.0	20.5
Included in other comprehensive income	0.0	(15.5)	0.0	(15.5)
Purchases, issuances, sales, and settlements				0.0
Purchases	0.0	0.0	9.0	9.0
Issuances	0.0	0.0	0.0	0.0
Sales	0.0	(23.6)	0.0	(23.6)
Settlements	0.0	0.0	0.0	0.0

Ending balance, December 31, 2011	$0.7	$2.4	$9.0	$12.1

Amount of total gains or losses for the period included in net loss attributable to the change in unrealized gains or losses relating to assets still held at December 31, 2011	$0.0	$0.0	$0.0	$0.0

Fair Value Measurements Using Unobservable Inputs (Level 3)

(in millions)	Credit Financial	Equity Securities	Total
Beginning balance, January 1, 2010	$0.7	$14.0	$14.7
Transfers into Level 3	0.0	7.7	7.7
Transfers out of Level 3	0.0	(1.3)	(1.3)
Total gains or losses (realized/unrealized):
Included in net income	0.0	0.0	0.0
Included in other comprehensive income	0.0	1.8	1.8
Purchases, issuances, sales, and settlements
Purchases	0.0	0.0	0.0
Issuances	0.0	0.0	0.0
Sales	0.0	(1.2)	(1.2)
Settlements	0.0	0.0	0.0

Ending balance, December 31, 2010	$0.7	$21.0	$21.7

Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at December 31, 2010	$0.0	$0.0	$0.0

At December 31, 2011, we did not have any financial assets or financial liabilities measured at fair value on a nonrecurring basis.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance
3.	Reinsurance

We reinsure certain risks with other insurance companies. Such arrangements serve to limit our maximum loss on catastrophes and large or unusually hazardous risks. We are liable for reinsurance ceded in the event our reinsurers do not meet their obligations. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable or unwilling to meet the obligations assumed under the reinsurance contracts. Our allowance for uncollectible reinsurance balances receivable on paid losses and incurred claims was $7.8 million and $15.7 million as of December 31, 2011 and 2010, respectively. Under certain reinsurance agreements, collateral and letters of credit (“collateral”) are held to secure performance of reinsurers in meeting their obligations. The amount of such collateral was $283.3 million and $297.6 million at December 31, 2011 and 2010, respectively. The collateral we hold does not apply to our entire outstanding reinsurance recoverable. Rather, collateral is provided on an individual basis. For each individual reinsurer, the collateral held may exceed or fall below the total outstanding recoverable from that individual reinsurer.

The long-term nature of the reinsurance contracts creates a credit risk to us over time arising from potentially uncollectible reinsurance. To mitigate that counter-party risk, we evaluate our reinsurers to assess their financial condition. The factors that underlie these reviews include a financial risk assessment as well as an internal assessment of the capitalization and the operational risk of the reinsurer. As a result of these reviews, we may make changes to the approved markets that are utilized in both our treaty and facultative reinsurance programs.

Estimated losses recoverable from reinsurers and the ceded portion of unearned premiums are reported as assets in the Consolidated Balance Sheets. Included in reinsurance recoverables are paid loss recoverables of $189.7 million and $305.4 million as of December 31, 2011 and 2010, respectively. Premiums earned and losses and loss adjustment expenses are reported net of reinsurance in the Consolidated Statements of (Loss) Income.

Losses and loss adjustment expenses of $863.1 million, $777.5 million and $853.1 million for the years ended December 31, 2011, 2010 and 2009, respectively, are net of amounts ceded to reinsurers of $284.6 million, $234.2 million and $374.8 million, respectively.

We are required to accept certain assigned risks and other legally mandated reinsurance obligations. In previous years, we actively assumed various forms of casualty reinsurance for which we continue to maintain reserves for losses and loss adjustment expenses (see Note 15, “Run-off Lines”). For such assumed reinsurance transactions, we engage in various monitoring steps that are common with assumed reinsurance such as ongoing claims reviews. We currently assume property related reinsurance primarily through our subsidiary, Argo Re (see Note 14, “Segment Information”).

Premiums for the years ended December 31 were as follows:

(in millions)	2011	2010	2009
Direct written premiums	$1,261.3	$1,283.2	$1,840.0
Reinsurance ceded to other companies	(473.0)	(431.4)	(567.5)
Reinsurance assumed from other companies	283.5	243.9	148.9

Net written premiums	$1,071.8	$1,095.7	$1,421.4

Direct earned premiums	$1,267.6	$1,424.9	$1,775.9
Reinsurance ceded to other companies	(457.5)	(465.0)	(577.4)
Reinsurance assumed from other companies	271.9	251.7	216.4

Net earned premiums	$1,082.0	$1,211.6	$1,414.9

Percentage of reinsurance assumed to net earned premiums	25.1%	20.8%	15.3%

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
4.	Income Taxes

We are incorporated under the laws of Bermuda and, under current Bermuda law, are not obligated to pay any taxes in Bermuda based upon income or capital gains. We have received an undertaking from the Supervisor of Insurance in Bermuda pursuant to the provisions of the Exempted Undertakings Tax Protection Act, 2011, which exempts us from any Bermuda taxes computed on profits, income or any capital asset, gain or appreciation, or any tax in the nature of estate duty or inheritance tax, at least until the year 2035.

We do not consider ourselves to be engaged in a trade or business in the United States or the United Kingdom and, accordingly, do not expect to be subject to direct United States or United Kingdom income taxation.

We have subsidiaries based in the United Kingdom that are subject to the tax laws of that country. Under current law, these subsidiaries are taxed at the applicable corporate tax rates. Six of the United Kingdom subsidiaries are deemed to be engaged in business in the United States and are therefore subject to United States corporate tax in respect of a proportion of their United States underwriting business only. Relief is available against the United Kingdom tax liabilities in respect of overseas taxes paid that arise from the underwriting business. Corporate income tax losses incurred in the United Kingdom can be carried forward, for application against future income, indefinitely. Our United Kingdom subsidiaries file separate United Kingdom income tax returns.

We have subsidiaries based in the United States that are subject to the tax laws of that country. Under current law, these subsidiaries are taxed at the applicable corporate tax rates. Our United States subsidiaries file a consolidated United States federal income tax return.

We also have operations in Belgium, Switzerland, Brazil, France, Malta and Ireland, which also are subject to income taxes imposed by the jurisdiction in which they operate. We have operations in the United Arab Emirates, which are not subject to income tax under the laws of that country.

Our income tax provision includes the following components for the years ended December 31:

(in millions)	2011	2010	2009
Current tax provision	$9.8	$39.0	$26.8
Deferred tax provision (benefit) related to:
Future tax deductions	9.4	(2.8)	(1.9)
Valuation allowance change	0.8	(1.0)	(1.0)

Income tax provision	$20.0	$35.2	$23.9

Our expected income tax provision computed on pre-tax (loss) income at the weighted average tax rate has been calculated as the sum of the pre-tax (loss) income in each jurisdiction multiplied by that jurisdiction’s applicable statutory tax rate. For the years ended December 31, 2011, 2010 and 2009, pre-tax (loss) income attributable to our operations and the operations’ effective tax rates were as follows:

(in millions)	2011		2010		2009
	Pre-tax	Effective Tax	Pre-tax	Effective Tax	Pre-tax	Effective Tax
	income (loss)	Rate	income (loss)	Rate	income (loss)	Rate
Bermuda	$(129.8)	0.0%	$6.2	0.0%	$53.9	0.0%
United States	99.6	28.4%	125.3	29.9%	87.3	20.6%
United Kingdom	(27.3)	29.5%	(9.4)	38.9%	(2.3)	79.2%
Belgium	0.3	20.7%	0.2	49.2%	0.4	27.2%
Brazil	(4.1)	0.0%	(0.3)	0.0%	n/a	n/a
Dubai	0.1	0.0%	n/a	n/a	n/a	n/a
Ireland (1)	(0.3)	5.0%	(0.1)	5.0%	(0.2)	5.0%
Malta	(0.4)	0.0%	n/a	n/a	n/a	n/a
Switzerland	0.0 (2)	37.3%	0.0 (2)	22.7%	n/a	n/a

Pre-tax (loss) income	$(61.9)		$121.9		$139.1

(1)	Effective tax rate of 5 percent on intercompany dividends of $26.3 million and $152.6 million for the years ended December 31, 2010 and 2009, respectively. Dividends eliminated in consolidation.
(2)	Pre-tax income for the respective year was less than $0.1 million.

A reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate is as follows:

(in millions)	2011	2010	2009
Income tax provision at expected rate	$26.0	$42.6	$37.5
Tax effect of:
Tax-exempt interest	(5.8)	(6.1)	(7.3)
Dividends received deduction	(1.6)	(1.4)	(1.4)
Valuation allowance change	0.8	(1.0)	(1.0)
Other permanent adjustments, net	0.3	0.9	0.7
Adjustment for prior year tax return	1.6	1.2	0.0
United States state tax benefit	(0.3)	0.0	(3.5)
Foreign tax credits	0.0	0.0	(0.7)
Other foreign adjustments	0.1	0.2	0.2
Prior year foreign taxes recovered	(0.6)	(0.7)	0.0
Rate adjustment on loss carrybacks	(0.4)	0.0	0.0
Deferred tax rate reduction	(0.4)	(0.1)	0.0
Foreign exchange adjustments	0.3	(0.4)	(0.6)

Income tax provision	$20.0	$35.2	$23.9

Income tax (benefit) provision - Foreign	$(8.0)	$(2.2)	$5.9
Income tax provision - United States Federal	28.5	37.3	23.3
Income tax (benefit) provision - United States State	(0.5)	0.1	(5.3)

Income tax provision	$20.0	$35.2	$23.9

The consolidated provision for income taxes for the year ended December 31, 2011 was affected by a $1.6 million increase for additional taxes reported on the prior year tax return, a $0.6 million reduction for prior year foreign taxes recovered and a $0.3 million increase for the foreign exchange adjustment on the translation from Sterling to the U.S. Dollar within Argo International.

Deferred taxes arise from temporary differences in the recognition of revenues and expenses for tax and financial reporting purposes. The net deferred tax liability as of December 31, 2011 and 2010 and the net deferred tax asset as of December 31, 2009 resulted from the tax-effected temporary differences shown in the following table. Due primarily to changes in unrealized gains on available-for-sale investment securities, the net deferred tax balance decreased by $16.1 million, $19.6 million and $42.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(in millions)	2011	2010	2009
Deferred tax asset:
Unrealized losses on fixed maturities and other investment securities	$0.0	$0.4	$0.8
Losses and loss adjustment expense reserve discounting	40.1	41.9	42.3
Unearned premiums	22.6	23.8	28.9
Capital loss carryforward	31.7	32.7	33.6
Allowance for bad debt	2.9	6.3	3.3
Accrual for contingent commissions	1.3	0.7	0.0
Net operating loss carryforward	19.7	19.7	18.7
Impairment of investment values	8.7	11.5	18.9
United States amortization of intangible assets	3.8	1.3	2.0
Accrued vacation	2.1	1.9	1.2
Stock option expense	4.2	4.4	4.4
United Kingdom interest	1.0	1.0	1.9
United Kingdom underwriting profits	0.0	0.5	0.0
Brazil operating losses	1.8	0.1	0.0
Malta operating losses	0.1	0.0	0.0
Other	3.8	7.8	9.3

Deferred tax asset, gross	143.8	154.0	165.3

Deferred tax liability:
Unrealized gains on equity securities	(39.8)	(31.4)	(29.9)
Unrealized gains on fixed maturities and other investment securities	(38.1)	(40.8)	(22.0)
Deferred acquisition costs	(19.1)	(20.1)	(24.1)
United States amortization of intangible assets	(3.0)	0.0	(0.4)
United Kingdom underwriting losses	(1.6)	0.0	(8.8)
United Kingdom amortization of intangible assets	(4.8)	(5.9)	(6.8)
United States state tax	(0.5)	(0.6)	(0.7)
Other	(5.0)	(8.0)	(5.9)

Deferred tax liability, gross	(111.9)	(106.8)	(98.6)

Deferred tax asset, net before valuation allowance	31.9	47.2	66.7
Valuation allowance	(50.4)	(49.6)	(49.5)

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Net deferred tax (liability) asset - Foreign	$(5.0)	$(4.0)	$(13.0)
Net deferred tax (liability) asset - United States	(13.5)	1.6	30.2

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Our net deferred tax assets (liabilities) are supported by taxes paid in previous periods, the reversal of the taxable temporary differences and the recognition of future income. Management regularly evaluates the recoverability of the deferred tax assets and makes any necessary adjustments to them based upon any changes in management’s expectations of future taxable income. Realization of deferred tax assets is dependent upon our generation of sufficient taxable income in the future to recover tax benefits that cannot be recovered from taxes paid in the carryback period, which is generally two years for net operating losses and three years for capital losses. At December 31, 2011, we had a total net deferred tax asset of $31.9 million prior to any valuation allowance. Management has concluded that a valuation allowance is required for a portion of the tax effected net capital loss carryforward of $31.7 million generated from the sale of PXRE Reinsurance Company, and a full valuation allowance is required for the tax effected net operating loss carryforward of $18.7 million from PXRE Corporation and for the tax effected net operating loss carryforward of $1.0 million from ARIS. The capital loss carryforward generated from the sale of PXRE Reinsurance Company will expire if not utilized by December 31, 2013. Of the PXRE loss carryforwards, $17.2 million will expire if not utilized by December 31, 2025 and $1.5 million will expire if not utilized by December 31, 2027. Of the ARIS loss carryforward, $0.2 million will expire if not utilized by December 31, 2027, $0.4 million will expire if not utilized by December 31, 2028 and $0.4 million will expire if not utilized by December 31, 2029. The valuation allowances have been established as Internal Revenue Code Section 382 limits the utilization of net operating loss and net capital loss carryforwards following an ownership change. Accordingly, a valuation allowance of $50.4 million is required as of December 31, 2011. The loss carryforwards available to utilize per year are $2.8 million as required by Internal Revenue Code Section 382. During the year ended December 31, 2011, the valuation allowance was reduced by $1.0 million pertaining to the utilization of the PXRE loss carryforwards, was increased by $0.1 million pertaining to the Malta operations and was increased by $1.7 million pertaining to the Brazil operations.

We have no material unrecognized tax benefits as of December 31, 2011, 2010 and 2009. Our United States subsidiaries are no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2008. Our United Kingdom entities are no longer subject to examination by Her Majesty’s Revenue and Customs for years before 2008.

Reserves for Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2011
Reserves for Losses and Loss Adjustment Expenses
5.	Reserves for Losses and Loss Adjustment Expenses

The following table provides a reconciliation of reserves for losses and loss adjustment expenses (“LAE”) for the years ended December 31, 2011, 2010 and 2009, respectively.

(in millions)	2011	2010	2009
Net beginning of the year	$2,253.0	$2,213.2	$2,115.6
Add:
Net reserves from acquired company	0.0	0.1	0.0
Losses and LAE incurred during current calendar year, net of reinsurance:
Current accident year	866.5	820.6	859.4
Prior accident years	(3.4)	(43.1)	(6.3)

Losses and LAE incurred during calendar year, net of reinsurance	863.1	777.5	853.1

Deduct:
Losses and LAE payments made during current calendar year, net of reinsurance:
Current accident year	234.7	199.4	218.9
Prior accident years	577.9	578.0	566.8

Losses and LAE payments made during current calendar year, net of reinsurance:	812.6	777.4	785.7

Additional participation interest (1)	31.2	44.6	18.2
Foreign exchange adjustments	2.0	(5.0)	12.0

Net reserves - end of year	2,336.7	2,253.0	2,213.2
Add:
Reinsurance recoverable on unpaid losses and LAE, end of year	954.4	899.2	990.0

Gross reserves - end of year	$3,291.1	$3,152.2	$3,203.2

(1)	Amount represents additional reserves due to increased syndicate participation.

Reserves for losses and loss adjustment expenses represent the estimated indemnity cost and related adjustment expenses necessary to investigate and settle claims. Such estimates are based upon individual case estimates for reported claims, estimates from ceding companies for reinsurance assumed, and actuarial estimates for losses that have been incurred but not yet reported to the insurer. Any change in probable ultimate liabilities is reflected in current operating results.

Net favorable loss development recognized in 2011 for prior accident years was a $3.4 million reduction to losses and LAE. The Excess and Surplus Lines segment had net favorable loss development of $33.8 million primarily due to $30.2 million of favorable development in the general and products liability lines of business resulting from better than expected claim severity, and favorable development in the automobile liability, professional liability and property lines of business. The Commercial Specialty segment had net unfavorable loss development of $8.4 million primarily driven by $16.3 million of unfavorable development in general liability due to increases in claim severity and $2.0 million of unfavorable development in short-tail lines, partially offset by $5.9 million of favorable development in workers compensation and $3.7 million of favorable development in an assumed Directors and Officers program. The International Specialty segment (formerly the Reinsurance segment) had net favorable loss development of $4.6 million comprised of $7.0 million of favorable development driven by short-tail non-catastrophe losses, $1.0 million of favorable development related to Hurricanes Ike and Gustav, and $0.5 million of favorable development attributable to other assumed programs, partially offset by $1.4 million of unfavorable development related to the 2010 New Zealand earthquake and $2.5 million of unfavorable development in long-tail lines primarily due to the 2010 Deepwater Horizon incident. The Syndicate 1200 segment (formerly the International Specialty segment) had net unfavorable loss development of $18.7 million primarily driven by a reduction in the estimate of future reinsurance recoveries of $14.5 million in the professional indemnity, Directors and Officers, general liability, property facultative and financial institutions classes of business and unfavorable development related to the medical malpractice and discontinued liability lines of business where the claims experience was worse than expected. The Run-off Lines segment had net unfavorable development of $7.9 million primarily due to $4.6 million of unfavorable development on legacy PXRE claims primarily related to Hurricanes Katrina, Rita and Wilma, $11.7 million of unfavorable development in asbestos and environmental lines, and unfavorable development related to the unwinding of the workers compensation reserve discount. The Run-off Lines unfavorable development was partially offset by the collection of a contribution settlement from another insurer for a California workers compensation indemnity claim, and favorable development in other lines. The asbestos and environmental unfavorable development is primarily attributable to $8.2 million for asbestos losses driven by increasing severities, defense costs and the settlement of a disputed reinsurance recoverable matter, and $3.5 million for environmental losses driven by one significant enviromental loss.

Net favorable loss development recognized in 2010 for prior accident years was a $43.1 million reduction to losses and LAE. The Excess and Surplus Lines segment had favorable loss development of $19.0 million driven by $16.1 million of favorable development related to casualty and professional liability lines of business, $0.8 million of favorable development related to property lines of business and $2.1 million related to unallocated loss adjustment reserves. The Commercial Specialty segment had net favorable loss development of $9.8 million primarily driven by $5.6 million of favorable development in the workers compensation lines of business and $4.4 million of favorable development in an assumed Directors and Officers program. The International Specialty segment (formerly the Reinsurance segment) had favorable loss development of $16.8 million comprised of $14.5 million of favorable development attributable to short-tail non-catastrophe losses, $1.1 million of favorable development attributable to Hurricanes Ike and Gustav, and $1.2 million of favorable development related to other assumed programs. The Syndicate 1200 segment (formerly the International Specialty segment) had net unfavorable loss development of $4.4 million related to $14.2 million of unfavorable development in the liability lines of business and $9.8 million of favorable development in the property lines of business. The Run-off Lines segment had net favorable development of $1.9 million due to $8.0 million of favorable development related to risk management run-off reserves, $2.6 million of favorable development on legacy PXRE claims, $0.8 million of favorable development related to unallocated loss adjustment reserves, partially offset by $9.5 million of unfavorable development in asbestos and environmental lines.

Net favorable loss development recognized in 2009 for prior accident years was a $6.3 million reduction to losses and LAE. The Excess and Surplus Lines segment had favorable loss development of $15.4 million primarily driven by favorable development of $8.0 million related to casualty and professional liability lines of business, $3.3 million related to property lines of business, and $4.0 million related to unallocated loss adjustment reserves. The Commercial Specialty segment had net favorable loss development of $3.7 million driven by $6.2 million of favorable development in the workers compensation lines, $3.5 million of favorable development in short tail lines, $2.5 million of unfavorable development in other liability and $3.5 million of unfavorable development in commercial auto liability. The International Specialty segment (formerly the Reinsurance segment) had favorable loss development of $9.1 million related to $3.6 million of favorable development attributable to Hurricane Ike, $4.4 million favorable development attributable to non-catastrophe losses and $1.1 million favorable development related to other assumed programs. The Syndicate 1200 segment (formerly the International Specialty segment) had unfavorable loss development of $23.5 million comprised of $19.6 million of unfavorable development in the property lines of business and $3.9 million of unfavorable development in the liability lines of business. The Run-off Lines segment had $1.6 million of net favorable development primarily driven by $7.6 million favorable development on legacy PXRE claims primarily related to non-catastrophe property lines and $3.2 million of favorable development related to PXRE’s 2005 hurricane losses. Partially offsetting the favorable development was $6.1 million of unfavorable development in asbestos and environmental lines and $3.0 million due to the unwinding of the workers compensation reserve discount.

In the opinion of management, our reserves represent the best estimate of our ultimate liabilities, based on currently known facts, current law, current technology and assumptions considered reasonable where facts are not known. Due to the significant uncertainties and related management judgments, there can be no assurance that future loss development, favorable or unfavorable, will not occur.

Pension-type reserves (tabular reserves) are indemnity reserves that are calculated using discounts determined with reference to actuarial tables, which incorporate interest and contingencies such as mortality, remarriage, inflation, or recovery from disability applied to a reasonably determinable payment stream. We discounted certain workers compensation pension-type reserves using a maximum interest rate of 3.5% in 2011, 2010 and 2009. The amount of unamortized discount was $22.0 million, $22.9 million and $23.5 million at December 31, 2011, 2010 and 2009, respectively.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments
6.	Derivative Instruments

Through our subsidiary Argo Re, in 2011 we entered into two reinsurance contracts with a special purpose reinsurance company which provides us with protection against certain severe catastrophe events and the occurrence of multiple significant catastrophe events during the same year. The first contract was effective June 18, 2011 and provides coverage of $100 million for hurricanes and earthquakes in the U.S., windstorms in Europe, and earthquakes in Japan based on the occurrence of second and subsequent events on a per-occurrence basis over an 18-month coverage period. Each event has an activation level, which, if attained, puts the notes on risk for a subsequent event. Once the coverage has been activated, a second loss during the Coverage Period in excess of the loss trigger level results in a loss to the note holders. The second contract entered into on December 28, 2011 and effective January 1, 2012, provides coverage of $100 million for hurricanes and earthquakes (including fire) in the U.S. and covers losses for the first and subsequent events on a per-occurrence basis over a 24-month coverage period. Each of these transactions ignores the effects of inuring reinsurance, creating the remote possibility of a double recovery on covered events, and are therefore deemed to be derivatives.

We recorded these contracts at fair value and such fair value is included in “Other assets” in our Consolidated Balance Sheet with any changes in the value reflected in “Other reinsurance-related expense” in the Consolidated Statement of Loss. As there is no quoted fair value available for these derivatives, the fair value was estimated by management taking into account changes in the market for catastrophe bond reinsurance contracts with similar economic characteristics and potential recoveries from events preceding the valuation date. The amount recognized could be materially different from the actual recoveries received under this contract. Included in “Other reinsurance-related expense” for the year ended December 31, 2011 was $5.9 million which was due to the change in the fair value of this derivative, principally due to the passage of six months of the transaction’s risk coverage for 2011. Included in “Other assets” in our Consolidated Balance Sheet was $9.0 million which represents the fair value of these contracts at December 31, 2011.

The special purpose reinsurance company that is the counterparty to this transaction is a variable interest entity under the provisions of ASC Topic 810-10. Argo Group is not the primary beneficiary of this entity and is therefore not required to consolidate it in its consolidated financial statements.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures
7.	Junior Subordinated Debentures

Through a series of trusts, that are wholly-owned subsidiaries (non-consolidated), we issued debt. The debentures are variable and fixed rate, with the variable rate being reset quarterly and subject to certain interest rate ceilings. Interest payments are payable quarterly or semiannually. The debentures are all unsecured and are subordinated to other indebtedness. All are redeemable subject to certain terms and conditions at a price equal to 100% of the principal plus accrued and unpaid interest, except as noted in the footnotes to the following table. These obligations at December 31, 2011 are summarized in the following table:

(in millions)
Issue Date	Trust Preferred Pools	Maturity	Redeemable		Rate Structure	Interest Rate at December 31, 2011	Amount
Argo Group

05/15/2003	PXRE Capital Statutory Trust II	05/15/2033	05/15/2008		3M LIBOR + 4.10%	4.56%	$18.0
05/23/2003	PXRE Capital Trust III	05/23/2033	05/23/2008	(1)	9.75%	9.75%	15.5
10/29/2003	PXRE Capital Trust V	10/29/2033	10/29/2008		3M LIBOR + 3.85%	4.28%	20.6
11/06/2003	PXRE Capital Trust VI	09/30/2033	09/30/2008		3M LIBOR + 3.90%	4.47%	10.3

Argo Group US

01/29/1997	PXRE Capital Trust I	02/01/2027	02/01/2007	(2)	8.85%	8.85%	103.1
05/15/2003	Argonaut Group Statutory Trust I	05/15/2033	05/15/2008		3M LIBOR + 4.10%	4.56%	15.5
12/16/2003	Argonaut Group Statutory Trust III	01/08/2034	01/08/2009		3M LIBOR + 4.10%	4.50%	12.4
04/29/2004	Argonaut Group Statutory Trust IV	04/29/2034	04/29/2009		3M LIBOR + 3.85%	4.31%	13.4
05/26/2004	Argonaut Group Statutory Trust V	05/24/2034	05/24/2009		3M LIBOR + 3.85%	4.35%	12.3
05/12/2004	Argonaut Group Statutory Trust VI	05/12/2034	06/01/2009		3M LIBOR + 3.80%	4.36%	13.4
09/17/2004	Argonaut Group Statutory Trust VII	12/15/2034	09/17/2009		3M LIBOR + 3.60%	4.15%	15.5
09/22/2004	Argonaut Group Statutory Trust VIII	09/22/2034	09/22/2009		3M LIBOR + 3.55%	4.12%	15.5
10/22/2004	Argonaut Group Statutory Trust IX	12/15/2034	12/15/2009		3M LIBOR + 3.60%	4.15%	15.5
09/15/2005	Argonaut Group Statutory Trust X	09/15/2035	09/15/2010		3M LIBOR + 3.40%	3.95%	30.9
	PXRE Capital Trust I Unamortized discount						(0.4)

	Total Outstanding						$311.5

(1)

Redeemable at a call price (expressed as a percentage of principal) of 104.875% at May 2008 declining annually to 100.975% at May 2012, and 100% thereafter, plus accrued and unpaid interest in all cases.

(2)

Redeemable at a call price (expressed as a percentage of principal) of 104.180% at February 2007 declining annually to 100.418% at February 2016, and 100% thereafter, plus accrued and unpaid interest in all cases.

Other Indebtedness	12 Months Ended
Dec. 31, 2011
Other Indebtedness
8.	Other Indebtedness

Floating Rate Loan Stock

This debt was assumed through the acquisition of Argo International. These notes are unsecured. All are redeemable subject to certain terms and conditions at a price up to 100% of the principal plus accrued and unpaid interest. Interest on the U.S. Dollar and Euro notes is due semiannually and quarterly, respectively. A summary of the notes outstanding at December 31, 2011 is presented below:

(in millions)
Issue Date	Currency	Maturity	Redeemable	Rate Structure	Interest Rate at December 31, 2011	Amount
12/08/2004	U.S. Dollar	11/15/2034	12/08/2009	6 month LIBOR + 4.2%	4.61%	$6.5
09/06/2005	Euro	08/22/2035	09/06/2010	3 month LIBOR + 4.0%	5.47%	16.1
10/31/2006	U.S. Dollar	01/15/2036	01/15/2011	6 month LIBOR + 4.0%	4.41%	10.0
10/31/2006	Euro	11/22/2036	10/31/2011	3 month LIBOR + 4.0%	5.47%	14.0
06/08/2007	Euro	09/15/2037	06/08/2012	3 month LIBOR + 3.9%	5.33%	18.1

						$64.7

At December 31, 2010, the floating rate loan stock was $64.2 million. No principal payments have been made since the acquisition of Argo International. The $48.2 million floating rate loan stock denominated in Euros fluctuates due to foreign currency translation. The foreign currency translation adjustment is recorded in the Consolidated Statements of (Loss) Income.

Borrowing Under Revolving Credit Facility

On April 30, 2010, Argo Group, Argo Group US, Argo International Holdings, Ltd., and Argo International (the “Borrowers”) entered into a $150.0 million credit agreement (“Credit Agreement”) with major money center banks. On July 22, 2011, the Borrowers entered into Amendment No. 2 to the Credit Agreement which increased the revolving credit facility from $150.0 million to $170.0 million, extended the maturity date from April 30, 2013 to April 30, 2014, and modified certain other terms. Borrowings under the Credit Agreement may be used for general corporate purposes, including working capital and permitted acquisitions, and each of the Borrowers has agreed to be jointly and severally liable for the obligations of the other Borrowers under the Credit Agreement. At December 31, 2011 and 2010, we had no borrowings outstanding under the Credit Agreement.

The Credit Agreement contains customary events of default. If an event of default occurs and is continuing, the Borrowers could be required to repay all amounts outstanding under the Credit Agreement. Lenders holding more than 51% of the loans and commitments under the Credit Agreement may elect to accelerate the maturity of the loans under the Credit Agreement upon the occurrence and during the continuation of an event of default. No defaults or events of defaults have occurred as of this filing.

Included in the credit agreement is a provision that allows up to $15.0 million of the revolving credit facility to be used for letters of credit (“LOC”), subject to availability under the line. At December 31, 2011, we had drawn $0.4 million in LOCs against the credit facility.

Other Debt

As part of the ARIS acquisition, at December 31, 2011 and 2010, we have a note payable for $0.8 million, of which $0.2 million is on a recourse basis. The note has a variable interest rate of 2.00% above 30-day LIBOR, with the variable interest rate being reset quarterly and subject to certain interest rate ceilings. The interest rate at December 31, 2011 was 2.37%. Interest payments are payable quarterly. The note payable matures on December 16, 2013. The note contains customary events of default. No defaults or events of defaults have occurred as of this filing.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
9.	Shareholders’ Equity

On February 18, 2011, May 3, 2011, August 5, 2011 and November 8, 2011, our Board of Directors declared a quarterly cash dividend in the amount of $0.12 on each share of common stock outstanding. On March 15, 2011, June 15, 2011, September 15, 2011 and December 15, 2011, we paid $3.3 million, $3.3 million, $3.3 million and $3.1 million to our shareholders of record on March 1, 2011, June 1, 2011, September 1, 2011 and December 1, 2011, respectively.

On February 19, 2010, May 5, 2010, August 10, 2010 and November 3, 2010, our Board of Directors declared a quarterly cash dividend in the amount of $0.12 on each share of common stock outstanding. On March 15, 2010, June 15, 2010, September 15, 2010 and December 15, 2010, we paid $3.7 million, $3.6 million, $3.5 million and $3.4 million to our shareholders of record on March 1, 2010, June 1, 2010, September 1, 2010 and December 1, 2010, respectively.

We are authorized to issue 30 million shares of $1.00 par value preferred shares. As of December 31, 2011, no preferred shares were issued and outstanding.

On February 18, 2011, our Board of Directors authorized the repurchase of up to $150.0 million of our common shares (“2011 Repurchase Authorization”). The 2011 Repurchase Authorization supersedes the November 13, 2007 repurchase authorization, which also had authorized the repurchase of up to $150.0 million of our common shares. From January 1, 2011 through February 16, 2012, the last trading day of the Rule 10b5-1 repurchase plan that was initiated on December 14, 2011, we have repurchased 1,792,056 shares of our common stock for a total cost of $54.7 million. Since the inception of the repurchase authorizations through February 16, 2012, we have repurchased 5,155,616 shares of our common stock at an average price of $32.26 for a total cost of $166.3 million. These shares are being held as treasury shares in accordance with the provisions of the Bermuda Companies Act 1981. As of February 16, 2012, availability under the 2011 Repurchase Authorization for future repurchases of our common shares was $110.1 million.

A summary of activity from January 1, 2011 through February 16, 2012 follows.

For the three months ended December 31, 2011, we repurchased 310,026 common shares on the open market for $9.1 million. For the twelve months ended December 31, 2011, we repurchased 650,347 common shares on the open market for $18.4 million. In 2011, we repurchased shares under Securities Exchange Act of 1934 Rule 10b5-1 trading plans as follows:

Date Trading	2011 and 2012	Number of	Average Price of	Total Cost	Repurchase
Plan Initiated	Purchase Period	Shares Repurchased	Shares Repurchased	(in millions)	Authorization Year
12/15/2010	01/01/11-02/22/11 (1)	406,290	$ 36.59	$ 14.8	2007
03/15/2011	03/16/11-04/27/11	123,539	$ 32.02	4.0	2011
09/15/2011	09/16/11-10/07/11	354,551	$ 28.20	10.0	2011
12/14/2011	12/16/11-02/16/12 (2)	257,329	$ 29.06	7.5	2011

(1)

The above table only reflects the 2011 activity under this Rule 10b5-1 trading plan. In 2010, 110,300 shares were repurchased under this Rule 10b5-1 trading plan for a total cost of $4.2 million. Total shares repurchased in 2010 and 2011 under this Rule 10b5-1 trading plan are 516,590 shares at an average price of $36.94 for a total cost of $19.0 million.

(2)	Through December 31, 2011, 73,018 shares were repurchased at an average price of $28.90 for a total cost of $2.1 million.

At December 31, 2011, we had the following authorized, unissued common shares reserved for future issuance:

Reserve Name	Shares Reserved
2007 Long-Term Incentive Plan	4,164,209
2007 Employee Share Purchase Plan	555,793
Argonaut Group historical stock compensation plans	421,639
PXRE historical stock compensation plans	12,691

Total	5,154,332

Shares reserved under the Argonaut Group and PXRE historical plans represent all grants issued and outstanding as of December 31, 2011. (See Note 13, “Share-based Payments” for further discussion.)

Net (Loss) Income Per Common Share	12 Months Ended
Dec. 31, 2011
Net (Loss) Income Per Common Share
10.	Net (Loss) Income Per Common Share

The following table presents the calculation of net (loss) income per common share on a basic and diluted basis for the years ended December 31, 2011, 2010 and 2009:

(in millions, except number of shares and per share amounts)	2011	2010	2009
Net (loss) income	$(81.9)	$86.7	$115.2

Weighted average common shares outstanding - basic	27,169,132	29,566,004	30,731,226
Effect of dilutive securities
Equity compensation awards	0	369,968	111,668

Weighted average common shares outstanding - diluted	27,169,132	29,935,972	30,842,894

Net (loss) income per common share - basic	$(3.02)	$2.93	$3.75

Net (loss) income per common share - diluted	$(3.02)	$2.90	$3.74

Excluded from the weighted average common shares outstanding calculation at December 31, 2011, 2010 and 2009 are 4,971,305 shares, 3,363,560 shares and 145,999 shares, respectively, which are currently held as treasury shares. The shares are excluded as of their repurchase date. In 2011, equity compensation awards to purchase 1,920,151 shares of common stock were excluded from the calculation of diluted earnings per common share because the net loss would cause their effect to be anti-dilutive. These instruments expire at varying times from 2012 through 2018. In 2010, equity compensation awards to purchase 386,297 shares of common stock were excluded from the computation of diluted net income per common share as these instruments were anti-dilutive. These instruments expire at varying times from 2011 through 2017. In 2009, equity compensation awards to purchase 1,006,257 shares of common stock were excluded from the computation of diluted net income per common share as these instruments were anti-dilutive. These instruments expire at varying times from 2010 through 2016.

Underwriting, Acquisition and Insurance Expenses	12 Months Ended
Dec. 31, 2011
Underwriting, Acquisition and Insurance Expenses
11.	Underwriting, Acquisition and Insurance Expenses

Underwriting, acquisition and insurance expenses for the years ended December 31, 2011, 2010 and 2009 were as follows:

(in millions)	2011	2010	2009
Commissions	$183.9	$198.3	$288.1
General expenses	210.1	213.6	209.9
Premium taxes, boards and bureaus	24.0	23.6	29.6

	418.0	435.5	527.6
Net amortization (deferral) of policy acquisition costs	7.7	30.5	(6.4)

Total underwriting, acquisition and insurance expenses	$425.7	$466.0	$521.2

Included in general expenses for the year ended December 31, 2011 is $2.4 million of bad debt expense, net of recoveries related to the write off of $3.4 million in uncollectible balances offset by a net decrease of $1.0 million in the allowances for doubtful accounts for premiums receivable and reinsurance recoverables on paid losses.

Included in general expenses for the year ended December 31, 2010 is $6.0 million in bad debt expense primarily due to management increasing the allowance for reinsurance recoverable balances in the first and third quarter of 2010.

In 2009, reinsurance recoverable balances of $4.8 million were written off as a result of lost arbitration. This expense has been included in general expenses.

Pension Benefits	12 Months Ended
Dec. 31, 2011
Pension Benefits
12.	Pension Benefits

Argo Group US sponsors a qualified defined benefit plan and non-qualified unfunded supplemental defined benefit plans, all of which were curtailed effective February 2004. The following tables set forth the change in plan assets and the change in projected benefit obligation, as of December 31 with respect to these plans. The assets and liabilities of the plans were measured as of December 31 of the respective years presented.

(in millions)	2011	2010
Change in plan assets
Fair value of plan assets at beginning of year	$21.5	$21.7
Actual return on plan assets	0.2	2.1
Employer contributions	0.2	0.2
Benefits paid	(2.2)	(2.5)

Fair value of plan assets at end of year	$19.7	$21.5

(in millions)	2011	2010
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$22.3	$23.4
Interest cost	1.0	1.2
Actuarial loss	1.6	0.2
Settlements	(0.9)	(1.3)
Benefits paid	(1.3)	(1.2)

Projected benefit obligation at end of year	$22.7	$22.3

As of December 31, 2011, the qualified pension plan was underfunded by $0.8 million and the non-qualified pension plans were unfunded by $2.2 million. As of December 31, 2010, the qualified pension plan was overfunded with the plan’s assets exceeding the plan’s liabilities by $1.3 million; and the non-qualified pension plans were unfunded with postretirement liabilities of $2.1 million. Underfunded and unfunded amounts are included in “Other liabilities” and overfunded amounts are included in “Other assets” in the Consolidated Balance Sheets.

Assumptions used to determine benefit obligations at December 31 were as follows:

	2011	2010
Weighted average discount rate	4.50%	5.00%
Expected rate of increase in future compensation levels	n/a	n/a

Assumptions used to determine net periodic benefit cost for the years ended December 31:

	2011	2010	2009
Weighted average discount rate	4.98%	5.11%	6.00%
Expected return on plan assets	6.00%	5.44%	6.00%
Expected rate of increase in future compensation levels	n/a	n/a	n/a

In 2011 and 2010, the expected return on plan assets was ascertained using multiple factors that include market conditions, the duration of the fixed income portion of the portfolio, and the long-term return forecasts provided by several asset management companies. In 2009, the expected return on plan assets was ascertained using the Aa corporate bond rate, rounded to the nearest 25 basis points, which management believed conservatively approximated future earnings on current and expected investments.

Components of net periodic benefit cost for the years ended December 31 were as follows:

(in millions)	2011	2010	2009
Interest cost	$1.0	$1.2	$1.3
Expected return on plan assets	(1.2)	(1.1)	(1.2)
Settlement charge	0.2	0.4	0.0
Amortization of actuarial loss	0.2	0.2	0.2

Net periodic benefit cost	$0.2	$0.7	$0.3

We estimate that $0.3 million of unrecognized actuarial loss will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012.

The projected benefit obligation for the non-qualified unfunded supplemental defined benefit plans, with accumulated benefit obligations in excess of plan assets, was $2.2 million and $2.1 million as of December 31, 2011 and 2010, respectively. The fair value of plan assets for these plans was zero for these same periods. The accumulated benefit obligation for all defined benefit plans is equal to the projected benefit obligation for each of the years presented.

Our investment policy for the qualified plan requires the investments be prudently selected and properly diversified so as to minimize the risk of large losses in accordance with applicable laws including the Employee Retirement Income Security Act of 1974. The overall investment strategy is to achieve a balance of long-term growth of capital and current income, taking into account the need for liquidity to pay benefits as they come due. Periodic shifts in the asset allocation may be made based on the assessment of current and prospective market conditions.

The investment policy for the qualified plan contains asset allocation guidelines with target allocations that remain effective until such time as the investment policy is revised. At December 31, 2011, the target allocations were 65% fixed income investments, highly liquid fixed income investments, and cash and 35% equity investments. The target asset allocation percentages were selected based on risk diversification needs, expected distribution patterns, and asset manager recommendations. The actual asset allocation as of December 31, 2011 was 75.7% fixed income investments, highly liquid fixed income investments and cash and 24.3% equity investments, of which 18.8% and 5.5% were allocated between U.S. and international equities, respectively. These allocations were in compliance with the investment policy that allows the investment manager based on its judgment and market conditions to deviate from the target allocations.

Following is a description of the valuation techniques used to measure the plan’s assets at fair value.

Mutual funds: Fair value is determined using observable, market-based inputs on the valuation date.

Fixed income: Fair value is determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Fair value is determined based on the asset values provided by the plan trustee. The pricing is obtained from third party pricing services, brokers, and/or investment managers. Various sources are monitored to provide consistent qualitative as well as quantitative valuation.

Common collective trust and money market mutual fund: We determine fair value based on the net asset values provided by the plan trustee recalculated daily.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while it is believed the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The fair values of the plan assets at December 31, 2011 and 2010 by asset category are as follows:

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$2.5	$2.5	$0.0	$0.0
Small-mid cap U.S. equity	0.8	0.8	0.0	0.0
International equity	1.1	1.1	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	0.9	0.9	0.0	0.0
U.S. & global government & corporate fixed income	12.9	12.9	0.0	0.0
Fixed Income
Corporate bonds (1)	0.4	0.0	0.4	0.0
Asset Backed Securities (2)	0.3	0.0	0.3	0.0
Cash & short-term investments
Short-term investment fund (3)	0.3	0.0	0.3	0.0
Money Market Mutual Fund (4)	0.1	0.0	0.1	0.0

Total	$19.7	$18.6	$1.1	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two corporate bonds that mature in 2015 and 2020.
(2)	Assets invested in two asset backed securities. One will mature in 2013 and the other will mature in 2016.
(3)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.
(4)

Assets invested in a money market mutual fund primarily invested in a portfolio of short-term, high quality, fixed-income securities. The funds strategy is to invest in a portfolio of high-quality, dollar-denominated, fixed-income securities which are issued by banks, corporations, and the U.S. Government and that mature in 397 days or less. There are no restrictions on trading of the fund’s shares other than normal business days and hours.

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$3.5	$3.5	$0.0	$0.0
Small-mid cap U.S. equity	1.4	1.4	0.0	0.0
International equity	1.3	1.3	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	1.2	1.2	0.0	0.0
U.S. & global government & corporate fixed income	11.5	11.5	0.0	0.0
Fixed Income
Municipal bonds (1)	0.5	0.0	0.5	0.0
Corporate bonds (2)	0.9	0.0	0.9	0.0
Asset Backed Securities (3)	0.5	0.0	0.5	0.0
Cash & short-term investments
Short-term investment fund (4)	0.3	0.0	0.3	0.0

Total	$21.5	$19.3	$2.2	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two municipal bonds. Both bonds will mature in 2013.
(2)	Assets invested in four Corporate bonds that mature in 2011, 2015, 2018 and 2020.
(3)	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016.
(4)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.

Based on the current funding status of the pension plan, the effects of the curtailment, and expected changes in pension plan asset values and pension obligations, we do not believe any significant funding of the pension plan will be required during the year ending December 31, 2012.

We expect to make the following benefit payments:

Pension
(in millions)	Benefits
2012	$1.6
2013	1.9
2014	1.6
2015	1.7
2016	1.8
Years 2017 to 2021	7.9

Substantially all of our employees are either eligible or mandated by applicable laws to participate in employee savings plans. Under these plans a percentage of the employee’s pay may be or is mandated based on applicable laws to be contributed to various savings alternatives. The plans also call for Company contributions under several formulae. Charges to income related to our contributions were $5.6 million in 2011, $5.7 million in 2010 and $6.7 million in 2009.

Share-based Payments	12 Months Ended
Dec. 31, 2011
Share-based Payments
13.	Share-based Payments

The fair value method of accounting is used for share-based compensation plans. Under the fair value method, compensation cost is measured based on the fair value of the award at the measurement date and recognized over the requisite service period. We use the Black-Scholes model to estimate the fair values on the measurement date for share options and share appreciation rights (“SARs”). The Black-Scholes model uses several assumptions to value a share award. The volatility assumption is based on the historical change in our stock price over the previous five years preceding the measurement date. The risk-free rate of return assumption is based on the five-year U.S. Treasury constant maturity rate on the measurement date. The expected award life is based upon the average holding period over the history of the incentive plan. The expected dividend yield is based on our history and expected dividend payouts. The following table summarizes the assumptions we used for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Risk-free rate of return	0.81% to 2.07%	1.34% to 2.65%	0.40% to 2.82%
Expected dividend yields	1.37% to 1.56%	1.48% to 1.65%	0.00%
Expected award life (years)	5.04 to 5.07	1.00 to 5.08	1.00 to 4.81
Expected volatility	32.2% to 32.8%	31.3% to 31.8%	29.9% to 50.78%

We estimate forfeitures based on historical forfeitures patterns, thereby recognizing expense only for those awards that are expected to vest. The estimate of forfeitures is adjusted as actual forfeitures differ from our estimate, resulting in recognition of compensation expense only for those awards that actually vest.

The compensation expense recognized under the share-based payment plans was $4.4 million ($4.0 million, net of tax), $10.2 million ($8.6 million, net of tax) and $7.3 million ($5.8 million, net of tax) for the years ended December 31, 2011, 2010 and 2009, respectively. The compensation expense is included in “Underwriting, acquisition and insurance expenses” in the accompanying Consolidated Statements of (Loss) Income.

We present all tax benefits resulting from the exercise of stock options and vesting of non-vested shares as cash flows from financing activities. Excess tax benefits are realized tax benefits from tax deductions for exercised options and vested shares in excess of the deferred tax asset attributable to stock compensation costs for such options. For the years ended December 31, 2011, 2010 and 2009, we recorded $0.1 million, $0.3 million and $0.3 million, respectively, of financing cash outflow and, conversely, $0.1 million, $0.3 million and $0.3 million of operating cash inflow in the Consolidated Statements of Cash Flows. The income tax benefit resulting from stock options exercises totaled $0.1 million, $0.4 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Argo Group’s 2007 Long-Term Incentive Plan

In November 2007, the shareholders of Argo Group approved the 2007 Long-Term Incentive Plan (the “2007 Plan”), which provides for an aggregate of 4.5 million shares of our common stock that may be issued to executives, non-employee directors and other key employees. The share awards may be in the form of share options, SARs, restricted shares, restricted share units, performance units, performance shares or other share-based incentive awards. Shares issued under this plan may be shares that are authorized and unissued or shares that we reacquired, including shares purchased on the open market. Share options and SARs will count as one share for the purposes of the limits under the 2007 Plan; restricted shares, restricted share units, performance units, performance shares or other share-based incentive awards which settle in common shares will count as 2.75 shares for purpose of the limits under the 2007 Plan.

Share options may be in the form of incentive share options, non-qualified share options and restorative options. Share options are required to have an exercise price that is not less than the market value on the date of grant. We are prohibited from repricing the options. The term of the share options cannot exceed seven years from the grant date.

A summary of option activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	447,603	$36.28
Granted	84	$39.19
Exercised	(3,104)	$35.23
Expired or forfeited	(33,269)	$36.87

Outstanding at December 31, 2011	411,314	$36.70	3.3	$0.0

Vested or expected to vest as of year end	391,759	$36.15	3.3	$0.0

Exercisable at end of year	317,903	$36.82	3.3	$0.0

Options outstanding under this plan vest over a one to five year period, subject to continued employment. Cash received for the exercise of options under this plan was $0.1 million for the year ended December 31, 2011. Unamortized expense for these options was $0.5 million as of December 31, 2011. The weighted-average period over which this unrecognized expense is expected to be recognized is less than one year.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those options where the exercise price was below the quoted price at December 31, 2011.

The weighted-average grant date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 were $10.47, $7.49 and $5.35, respectively.

A summary of restricted shares activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

		Weighted-Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	102,243	$30.11
Granted	95,028	$32.47
Vested and issued	(31,144)	$32.89
Expired or forfeited	(17,754)	$31.87

Outstanding at December 31, 2011	148,373	$31.88

As of December 31, 2011, there was $3.4 million of total unrecognized compensation cost related to restricted shares compensation arrangements granted by Argo Group. The weighted-average period over which this unrecognized expense is expected to be recognized is 2.5 years. The total fair value of shares vested during the year ended December 31, 2011 was $1.0 million.

A summary of stock-settled SARs activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	630,947	$28.22
Granted	493,518	$32.18
Exercised	(13,397)	$28.38
Expired or forfeited	(183,843)	$28.97

Outstanding at December 31, 2011	927,225	$30.18

Vested or expected to vest as of year end	785,833	$37.41

Exercisable at end of year	201,645	$28.53

The stock-settled SARs vest over a one to five year period. Upon exercise of the stock-settled SARs, the employee is entitled to receive shares of our common stock equal to the appreciation of the stock as compared to the exercise price. For the year ended December 31, 2011, 13,397 stock-settled SARs were exercised, resulting in 458 shares being issued. As of December 31, 2011, there was $4.8 million of total unrecognized compensation cost related to stock-settled SARs outstanding. The weighted-average period over which this unrecognized expense is expected to be recognized is 2.2 years. Aggregate intrinsic value of the stock-settled SARs at December 31, 2011 was $0.4 million.

A summary of cash-settled SARs activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	659,224	$28.25
Granted	583,709	$32.42
Exercised	(22,342)	$28.07
Expired or forfeited	(134,548)	$29.22

Outstanding at December 31, 2011	1,086,043	$30.38

Vested or expected to vest as of year end	904,555	$30.21

Exercisable at end of year	216,012	$28.26

The cash-settled SARs vest over a one to four year period. Upon exercise of the cash-settled SARs, the employee is entitled to receive cash payment for the appreciation in the value of our common stock over the exercise price. We are accounting for the cash-settled SARs as liability awards, which require the awards to be revalued at each reporting period. For the year ended December 31, 2011, 22,342 cash-settled SARs were exercised, resulting in $0.1 million in cash payments. As of December 31, 2011, there was $2.8 million of total unrecognized compensation cost related to cash-settled SARs outstanding. The weighted-average period over which this unrecognized expense is expected to be recognized is 2.2 years. Aggregate intrinsic value of the cash-settled SARs at December 31, 2011 was $0.5 million.

Included in the total shares outstanding at December 31, 2011 are 89,104 restricted shares, 539,255 cash-settled SARs and 412,276 stock-settled SARs whose vesting is contingent on the employee meeting defined performance conditions. Employees have a specified time period in which to meet the performance condition (typically one year) and forfeit the grant (on a pro rata basis) if the performance conditions are not met in the specified time frame. We evaluate the likelihood of the employee completing the performance condition and include this estimate in the determination of the forfeiture factor for the grants.

We have granted to certain key employees restricted share units, which provide the employee with the economic equivalent of stock ownership. Each restricted share unit is valued at the closing price of our common stock on the national exchange on which it is listed as of the date credited, and fluctuates daily thereafter. The restricted share units outstanding under this plan vest over a 24 to 48 month period, subject to continued employment. Upon vesting, the employee receives a cash payment equivalent to the number of restricted share units vested valued at the closing market price of our common shares. Total expense recognized for the restricted share units totaled $0.7 million, $1.1 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash payments paid for vested awards under this plan totaled $0.8 million and $0.3 million for the years ended December 31, 2011 and 2010, respectively.

Employees Share Purchase Plans

Argo Group has established an employee stock purchase plan for eligible employees (Argo Group’s 2007 Employee Share Purchase Plan). Under this plan, shares of Argo Group common stock may be purchased over an offering period of three months at 85% of the lower of the market value on the first day of the offering period or on the designated purchase date at the end of the offering period. Argo Group has also established a Save As You Earn Plan for its United Kingdom employees (Argo Group’s Save As You Earn Plan). Under this plan, shares of Argo Group common stock may be purchased over an offering period of three or five years at 85% of the market value of the common shares on the first day of the offering period. Expense of $0.1 million was recognized under these plans for the year ended December 31, 2011, compared to $0.4 million and $0.2 million for the same period ended in 2010 and 2009, respectively.

Argo Group International Holdings Ltd. Deferred Compensation Plan for Non-Employee Directors

In February 2008, the Board of Directors approved the Argo Group International Holdings Ltd. Deferred Compensation Plan for Non-Employee Directors (“Directors Plan”), a non-funded and non-qualified deferred compensation plan. Under the Directors Plan, non-employee directors can elect each year to defer payment of 50% or 100% of their cash compensation payable during the next calendar year. During the time that the cash compensation amounts are deferred, such amounts are credited with interest earned at a rate two percent above the prime rate, to be re-set each May 1. In addition, the Directors Plan calls for us to grant a match equal to 75% of the cash compensation amounts deferred in the form of “Stock Units,” which provide directors with the economic equivalent of stock ownership and are credited as a bookkeeping entry to each director’s “Stock Unit Account.” Each Stock Unit is valued at the closing price of our common stock on the national exchange on which it is listed as of the date credited for all purposes under the Directors Plan and fluctuates daily thereafter on that same basis. Distributions from the Directors Plan will occur six months after the non-employee director ceases to be a member of the Board due to retirement or termination without cause or change in control, or immediately upon disability or death. The non-employee directors are responsible for all tax requirements on the deferred compensation and any related earnings. The Directors Plan provides for a Stock Unit Account to be established for each non-employee director upon their election to the Board and credits their account with an initial bookkeeping entry for 1,650 Stock Units. The Directors Plan was modified in November 2009, and cash compensation of $1.0 million was paid out for service rendered for the year ended December 31, 2009. Under the Directors Plan, we recorded compensation expense of $0.6 million, $0.8 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Argonaut Group’s Amended and Restated Stock Incentive Plan

The historical Argonaut Group’s Amended and Restated Stock Incentive Plan, which was frozen in August 2007 (the “Amended Plan”), provided for an aggregate of up to 6,250,000 shares of our common stock that may be issued to certain executives and other key employees. The stock awards were issued in the form of non-qualified stock options and non-vested stock. Grants under the Amended Plan have a legal life of seven to eleven years. As of December 31, 2011, all awards under this plan were fully vested.

A summary of option activity under the Amended Plan as of December 31, 2011, and changes during the year is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	459,434	$36.80
Granted	0	$0.00
Exercised	(10,619)	$28.43
Expired or forfeited	(40,144)	$47.88

Outstanding at December 31, 2011	408,671	$35.93	1.3	$427,676

Vested or expected to vest as of year end	408,671	$35.93	1.3	$427,676

Exercisable at end of year	408,671	$35.93	1.3	$427,676

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those options where the exercise price was below the quoted price at December 31, 2011. Total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 were $0.1 million, $1.1 million and $0.9 million, respectively.

For the year ended December 31, 2011, we received cash payments of $0.3 million (net of any related tax payments) related to the settlement of stock options exercised under the Amended Plan.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
14.	Segment Information

We are primarily engaged in writing property and casualty insurance and reinsurance. We have four ongoing reporting segments: Excess and Surplus Lines, Commercial Specialty, International Specialty (formerly Reinsurance) and Syndicate 1200 (formerly International Specialty). Additionally, we have a Run-off Lines segment for certain products that we no longer write. See Note 1, “Business and Significant Accounting Policies,” for additional information on the changes of the segment names.

We consider many factors, including the nature of each segment’s insurance and reinsurance products, production sources, distribution strategies and the regulatory environment, in determining how to aggregate reporting segments.

In evaluating the operating performance of our segments, we focus on core underwriting and investing results before the consideration of realized gains or losses from the sales of investments. Realized investment and other gains (losses) are reported as a component of the Corporate and Other segment, as decisions regarding the acquisition and disposal of securities reside with the executive management and are not under the control of the individual business segments. Identifiable assets by segment are those assets used in the operation of each segment.

Revenue and (loss) income before income taxes for each segment for the years ended December 31 were as follows:

(in millions)	2011	2010	2009
Revenue:
Earned premiums
Excess and Surplus Lines	$405.3	$489.7	$537.0
Commercial Specialty	316.7	332.8	364.0
International Specialty	101.3	100.3	87.7
Syndicate 1200	259.3	290.1	424.1
Run-off Lines	(0.6)	(1.3)	2.1

Total earned premiums	1,082.0	1,211.6	1,414.9
Net investment income
Excess and Surplus Lines	56.0	58.6	62.8
Commercial Specialty	27.7	29.8	29.3
International Specialty	10.9	8.4	8.5
Syndicate 1200	17.2	14.2	11.5
Run-off Lines	13.3	17.2	22.6
Corporate and Other	0.7	5.4	10.8

Total net investment income	125.8	133.6	145.5
Fee income, net	1.4	2.5	1.1
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total revenue	$1,258.4	$1,384.5	$1,544.8

(in millions)	2011	2010	2009
(Loss) income before income taxes
Excess and Surplus Lines	$65.9	$64.6	$61.6
Commercial Specialty	(3.6)	32.2	46.6
International Specialty	(70.9)	33.1	50.3
Syndicate 1200	(67.0)	(30.8)	23.1
Run-off Lines	(5.3)	4.4	6.4

Total segment (loss) income before taxes	(80.9)	103.5	188.0
Corporate and Other	(30.2)	(18.4)	(32.2)
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total (loss) income before income taxes	$(61.9)	$121.9	$139.1

In 2010, management reevaluated the metrics used to evaluate the business, including the results of operations of the segments. Beginning in 2010, management includes an allocation of interest expense to the segments to more accurately reflect the cost of capital allocated to each segment. The (loss) income before income taxes in the above table includes the effect of interest expense for the years ended December 31, 2011 and 2010. As interest expense was not used by management to evaluate the segments during 2009, the income (loss) before income taxes for the segments was not re-stated for 2009 to include an interest expense component. Interest expense totaled $25.7 million for the year ended December 31, 2009.

The table below presents the split of earned premiums by geographic location for the years ended December 31. For this disclosure, we determine geographic location by the country of domicile of our subsidiaries that write the business and not by the location of insureds or reinsureds from whom the business was generated.

(in millions)	2011	2010	2009
Bermuda	$101.5	$98.6	$87.2
United Kingdom	259.3	290.1	424.0
United States	721.2	822.9	903.7

Total earned premiums	$1,082.0	$1,211.6	$1,414.9

The following table represents identifiable assets as of December 31, 2011 and 2010:

	December 31,
(in millions)	2011	2010
Excess and Surplus Lines	$2,268.7	$2,322.3
Commercial Specialty	1,284.1	1,292.4
International Specialty	661.1	499.6
Syndicate 1200	1,545.5	1,571.7
Run-off Lines	560.0	638.3
Corporate and Other	58.9	139.6

Total	$6,378.3	$6,463.9

Included in total assets at December 31, 2011 and 2010 are $546.4 million and $651.8 million, respectively, in assets associated with trade capital providers.

The following table represents goodwill and intangible assets, net of accumulated amortization as of December 31, 2011 and 2010:

			Intangible Assets, Net of
	Goodwill		Accumulated Amortization
(in millions)	2011	2010	2011	2010
Excess and Surplus Lines	$76.4	$76.4	$4.6	$5.2
Commercial Specialty	48.7	48.7	7.6	7.9
Syndicate 1200	28.7	28.7	80.8	82.2

Total	$153.8	$153.8	$93.0	$95.3

Run-Off Lines	12 Months Ended
Dec. 31, 2011
Run-Off Lines
15.	Run-off Lines

We have discontinued active underwriting of certain lines of business, including those lines that were previously recorded in Argonaut Group’s Risk Management segment and business previously written and classified by PXRE as property catastrophe and Lloyd’s. All current activity within these lines is related to the management of claims and other administrative functions. Also included in Run-off Lines are other liability reserves, which include exposure to claims for asbestos and environmental liabilities written in past years. The other liability reserves are often characterized by long elapsed periods between the occurrence of a claim and ultimate payment to resolve the claim. We utilize a specialized staff dedicated to administer and settle these claims.

The following table presents our gross reserves for Run-off Lines as of December 31:

(in millions)	2011	2010
Asbestos and Environmental:
Reinsurance assumed	$62.2	$76.1
Other	13.1	14.1

Total Asbestos and Environmental	75.3	90.2
Risk management	296.1	328.0
PXRE run-off lines	24.5	31.1
Other run-off lines	7.4	7.7

Total Run-off Lines	$403.3	$457.0

We have received asbestos and environmental liability claims arising from other liability coverage primarily written in the 1960s, 1970s and into the mid-1980s. Asbestos and environmental claims originate from policies directly written by us and from reinsurance assumed during this period, including a portion assumed from the London market. The following table represents the total gross reserves for our asbestos exposure as of December 31:

(in millions)	2011	2010	2009
Direct written
Case reserves	$2.8	$3.2	$23.5
ULAE	2.0	2.5	2.9
IBNR	2.5	5.7	9.6

Total direct written reserves	7.3	11.4	36.0
Assumed domestic
Case reserves	21.7	24.5	28.4
ULAE	3.1	3.8	4.3
IBNR	19.7	25.8	22.1

Total assumed domestic reserves	44.5	54.1	54.8
Assumed London
Case reserves	6.2	7.9	9.8
ULAE	0.7	0.9	1.2
IBNR	4.0	5.0	6.7

Total assumed London reserves	10.9	13.8	17.7

Total asbestos reserves	$62.7	$79.3	$108.5

The following table presents our net underwriting results for Run-off Lines for the three years ended December 31:

(in millions)	2011	2010	2009
Asbestos and Environmental:
Reinsurance assumed	$(6.7)	$(9.5)	$(0.4)
Other	(5.0)	0.0	(6.1)

Total Asbestos and Environmental	(11.7)	(9.5)	(6.5)

Risk management	2.6	(1.8)	(15.6)
PXRE run-off lines	(5.5)	0.7	6.0
Other run-off lines	(2.2)	0.0	0.0

Total Run-off Lines	$(16.8)	$(10.6)	$(16.1)

Reserves for asbestos and environmental claims cannot be estimated with traditional loss reserving techniques that rely on historical accident year loss development factors. The uncertainty in the asbestos and environmental reserves estimates arises from several factors including lack of historical data, inapplicability of standard actuarial projection techniques, uncertainty with regards to claim costs, coverage interpretations, and the judicial, statutory and regulatory provisions under which the claims may be ultimately resolved. It is impossible to predict how the courts will interpret coverage issues and these resolutions may have a material impact on the ultimate resolution of the asbestos and environmental liabilities. We use a variety of estimation methods to calculate reserves as a whole; however, reserves for asbestos and environmental claims were determined primarily based on the report year method with some weight applied to other methods. The report year method relies most heavily on our historical claims and severity information. Other methods rely more heavily on industry information. Although management has recorded its best estimate of loss reserves, due to the uncertainties of estimation of liabilities that may arise as discussed herein, further deterioration of claims could occur in the future.

During 2011, the Run-off Lines segment recognized net unfavorable loss reserve development on prior accident years of $7.9 million, which was primarily driven by $4.6 million unfavorable development on legacy PXRE claims primarily related to Hurricanes Katrina, Rita and Wilma, $11.7 million in unfavorable loss reserve development related to asbestos and environmental liability reserves, and $1.0 million due to the unwinding of the workers compensation reserve discount. The unfavorable development was partially offset by the collection of a contribution settlement from another insurer for a California workers compensation indemnity claim, and favorable development in other lines. The asbestos and environmental unfavorable development is primarily attributable to $8.2 million for asbestos losses driven by increasing severities, defense costs and the settlement of a disputed reinsurance recoverable matter, and $3.5 million for environmental losses driven by one significant enviromental loss.

During 2010, the Run-off Lines segment recognized net favorable loss reserve development on prior accident years of $1.9 million, which was driven by $9.0 million favorable development related to risk management run-off reserves, $2.6 million favorable development on legacy PXRE claims primarily related to non-catastrophe property lines and $0.8 million of favorable development related to unallocated loss adjustment reserves. Partially offsetting the favorable development was $9.5 million in unfavorable loss reserve development related to asbestos and environmental liability reserves and $1.0 million due to the unwinding of the workers compensation reserve discount.

During 2009, the Run-off Lines segment recognized net favorable loss reserve development on prior accident years of $1.6 million, which was primarily driven by $7.6 million favorable development on legacy PXRE claims primarily related to non-catastrophe property lines and $3.2 million of favorable development related to PXRE’s 2005 hurricane losses. Partially offsetting the favorable development was $6.5 million unfavorable loss reserve development related to asbestos and environmental liability reserves and $3.0 million due to the unwinding of the workers compensation reserve discount.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies
16.	Commitments and Contingencies

On December 4, 2008, a lawsuit was filed against PXRE Group Ltd. (now Argo Group) and certain of PXRE’s former officers in United States District Court for the Southern District of New York alleging causes of action on behalf of a group of institutional shareholders that purchased Series D Perpetual Non-voting Preferred Shares of PXRE pursuant to the Private Placement Memorandum dated on or about September 28, 2005 (the “Private Placement”). The lawsuit alleges that the Private Placement was a public offering and that the Private Placement Memorandum contained false and misleading statements or omissions concerning PXRE’s business, prospects and operations actionable under Section 12(a)(2) of the Securities Act of 1933. In addition, the lawsuit alleges claims under New York state law for negligent misrepresentation and common law fraud based upon, among other things, statements contained in the Private Placement Memorandum and alleged false and misleading statements by PXRE’s named former officers. The facts and circumstances of the Private Placement litigation arise generally out of statements or alleged omissions relating to the impact of hurricanes Katrina, Rita and Wilma on PXRE. On April 6, 2009, the institutional investors filed an amended complaint. Argo Group filed a motion to dismiss the amended complaint on May 6, 2009. On January 26, 2010, the District Court granted our motion, dismissing the plaintiffs’ federal law causes of action without prejudice, and holding that the amended complaint failed to allege facts that would show that the Private Placement could be construed to be a public offering or that the Private Placement should be integrated with PXRE’s public share offering. The Court’s order provided the plaintiffs with a deadline of February 22, 2010 to file amended pleadings setting forth the nature of the entities to which the Private Placement was offered. Based on the dismissal of the federal law claims, the Court’s order also dismissed without prejudice all state law claims asserted by the plaintiffs for lack of subject matter jurisdiction, without prejudice to the plaintiffs’ right to file a separate action in state court asserting such claims. On February 22, 2010, the plaintiffs filed a Second Amended Complaint in the District Court case seeking to overcome the deficiencies outlined in the order of dismissal. At a pre-motion conference held on April 14, 2010, the Court indicated that the Second Amended Complaint was also insufficient to raise an issue of fact as to the federal law causes of action. The Court allowed plaintiffs a third opportunity to replead, and plaintiffs filed their Third Amended Complaint on April 23, 2010. On May 14, 2010, we filed a Motion to Dismiss Plaintiffs’ Third Amended Complaint. On March 16, 2011, the Court heard arguments on this motion. The Court denied our motion as to certain threshold arguments regarding plaintiffs’ federal securities claims, finding that they raised factual issues. The Court directed the parties to engage in limited discovery in an attempt to resolve these factual issues. The Court’s March 16 decision did not extend to certain other arguments for dismissal of plaintiffs’ federal claims, nor to our arguments with respect to plaintiffs’ state law claims. On July 15, 2011, the plaintiffs voluntarily dismissed all federal claims as against the individual defendants, leaving the Section 12(a)(2) claim against PXRE as the sole remaining federal claim. On December 23, 2011, the defendants filed a brief setting forth arguments for summary judgment on the plaintiffs’ Section 12(a)(2) claim, and arguments for dismissal of the entire case on the pleadings. Oral argument has been scheduled by the Court for March 16, 2012.

At this stage, Argo Group is unable to determine with any reasonable certainty the specific claims, litigants, or alleged damages that ultimately may be associated with the Private Placement lawsuit or any other future proceedings regarding the alleged facts and circumstances described above, nor can we currently predict the timing of any rulings, trials or other significant events relating to such proceedings. Given these limitations and the inherent difficulty of projecting the outcome of litigated disputes, we are unable to reasonably estimate the possible loss, range of loss or legal costs that are likely to arise out of the pending securities litigation or any future proceedings relating to the above matters at this time. Argo Group has insurance protection that may cover a portion of any potential loss or legal costs, but a settlement above the coverage limits could impact our financial position and results of operations.

Based on all information available to Argo Group at this time, management believes that PXRE’s reserving practices, financial disclosures, public filings and securities offerings in the aftermath of the 2005 hurricanes complied fully with all applicable regulatory and legal requirements. However, if unfavorable outcomes in the Private Placement lawsuit were to occur and result in the payment of substantial damages or fines or criminal penalties, these outcomes could have a material adverse effect on our business, cash flows, and results of operations, financial position and prospects.

Argo Group’s subsidiaries are parties to other legal actions incidental to their business. Based on the opinion of counsel, management believes that the resolution of these matters will not materially affect our financial condition or results of operations.

Leases	12 Months Ended
Dec. 31, 2011
Leases
17.	Leases

We entered into a fifteen-year capital lease agreement for the home office of one of our U.S. subsidiaries. Under the terms of this lease, we have the option to purchase the property at any time during the lease for a scheduled price equal to all of the remaining fixed payments discounted at 8.5%, including a required payment of $2.5 million at the end of the lease term. If we fail to exercise such option, the lessor may require us to purchase the property for $2.5 million at the conclusion of the lease. For financial reporting purposes, the lease asset has been recorded in other assets, net of depreciation and in other liabilities at its present value using a discount rate of 8.5%. During 2012, a final payment of $2.5 million will be paid under this lease.

We lease additional office space and equipment under lease agreements that expire at various intervals and are subject to renewal options at market rates prevailing at the time of renewal. At December 31, 2011, the future minimum payments under non-cancelable operating leases are as follows:

(in millions)	Amount Due
2012	$10.7
2013	9.3
2014	7.8
2015	6.7
2016	5.9
Thereafter	13.4

Total	$53.8

Statutory Accounting Principles	12 Months Ended
Dec. 31, 2011
Statutory Accounting Principles
18.	Statutory Accounting Principles

As an insurance and reinsurance holding company, Argo Group is largely dependent on dividends and other permitted payments from its insurance and reinsurance subsidiaries to pay cash dividends to its shareholders, for debt service and for its operating expenses. The ability of Argo Group’s insurance and reinsurance subsidiaries to pay dividends to Argo Group is subject to certain restrictions imposed by the jurisdictions of domicile that regulate our insurance and reinsurance subsidiaries and each jurisdiction has calculations for the amount of dividends that an insurance and reinsurance company can pay without the approval of the insurance regulator.

The payment of dividends by Argo Re is limited under the Insurance Act 1978, amendments thereto and Related Regulations of Bermuda (collectively, the “Insurance Act”). Argo Re is prohibited from declaring or paying any dividends during any financial year it is in breach of its minimum solvency margin or minimum liquidity ratio or if the declaration or payment of such dividends would cause it to fail to meet such margin or ratio. As of December 31, 2011, Argo Re’s solvency and liquidity margins and statutory capital and surplus were in excess of the minimum levels required by the Insurance Act. As of December 31, 2011, the unaudited statutory capital and surplus of Argo Re was estimated to be $1,172.0 million and the amount required to be maintained was estimated to be $224.0 million. The unaudited statutory net loss was estimated to be $46.6 million. As of December 31, 2011, Argo Re’s total investments in subsidiaries in its statutory balance sheet were approximately $887.0 million.

In 2011, Argo Re paid a cash dividend of $100.0 million to Argo Group which was used to repay an intercompany note. In March 2010, Argo Re paid a cash dividend of $17.5 million to Argo Group. Argo Re did not pay dividends to Argo Group in 2009.

Our U.S. insurance subsidiaries file financial statements prepared in accordance with statutory accounting principles prescribed or permitted by insurance regulatory authorities of the state in which they are domiciled. The differences between statutory-based financial statements and financial statements prepared in accordance with GAAP vary between jurisdictions. The principal differences are that for statutory-based financial statements, deferred policy acquisition costs are not recognized, a portion of the deferred federal income tax assets is recorded, bonds are generally carried at amortized cost, certain assets are non-admitted and charged directly to surplus, a collectability allowance related to reinsurance recoverables are charged directly to surplus, and outstanding losses and unearned premium are presented net of reinsurance.

As an intermediate insurance holding company, Argo Group US is largely dependent on dividends and other permitted payments from its insurance subsidiaries to service its debt, to fund operating expenses and to pay dividends to Argo Financial Holding (Ireland) Limited. The statutory policyholders’ surplus and net income for the years ended December 31, 2011, 2010 and 2009 of Argo Group US’s principal insurance subsidiaries, Argonaut Insurance Company, Colony Insurance Company and Rockwood Casualty Insurance Company included in those companies’ respective filings with regulatory authorities are as follows:

(in millions)	2011	2010	2009
	(unaudited)	(unaudited)	(unaudited)
Net income	$206.0	$110.9	$123.9
Surplus	$777.6	$841.5	$705.2

Various state insurance laws restrict the amount that may be transferred to Argo Group US from its subsidiaries in the form of dividends without prior approval of regulatory authorities. In addition, that portion of the insurance subsidiaries’ net equity that results from the difference between statutory insurance principles and GAAP would not be available for dividends.

In June 2011, Argo Group US received an extraordinary dividend in the amount of $30.0 million in cash from Rockwood Casualty Insurance Company. In December 2011, Argo Group US received an extraordinary dividend of $99.4 million, in the form of $48.1 million in cash and $51.3 million in securities, from Colony Insurance Company.

In September 2010, Argo Group US received cash dividends of $25.0 million and $30.0 million from Argonaut Insurance Company and Rockwood Casualty Insurance Company, respectively. The Rockwood Casualty Insurance Company dividend was an extraordinary dividend. In October 2010, Argo Group US received a dividend of $50.0 million, in the form of $25.2 million in cash and $24.8 million in securities, from Colony Insurance Company.

In June 2009, Colony Insurance Company and Rockwood Casualty Insurance Company each paid its sole shareholder Argo Group US, an extraordinary dividend of $90.0 million and $15.0 million respectively.

Argonaut Insurance Company is a direct subsidiary of Argo Group US and is regulated by the Illinois Division of Insurance. During 2012, based on the state of domicile’s ordinary dividend calculation, Argonaut Insurance Company may be permitted to pay dividends of up to $37.3 million without approval from the Illinois Division of Insurance. Colony Insurance Company, a direct subsidiary of Argo Group US, is regulated by the Virginia Bureau of Insurance. Colony Insurance Company may be permitted to pay dividends of up to $161.3 million in cash without approval from the Virginia Department of Insurance. Rockwood Casualty Insurance Company, a direct subsidiary of Argo Group US, is regulated by the Pennsylvania Department of Insurance. Rockwood Casualty Insurance Company may be permitted to pay dividends of up to $17.5 million in cash without approval from the Pennsylvania Department of Insurance. Each department of insurance may require prior approval for the payment of all dividends, based on business and regulatory conditions of the insurance companies.

Dividend payments from Argo International to its immediate parent are not restricted by regulatory authority. Dividend payments will be at the discretion of Argo International’s Board of Directors and will be subject to the earnings, operations, financial condition, capital and general business requirements of Argo International.

Disclosures About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value Of Financial Instruments
19.	Disclosures about Fair Value of Financial Instruments

Cash. The carrying amount approximates fair value.

Investment securities and short-term investments. See Note 2, “Investments,” for additional information.

Premiums receivable and reinsurance recoverables on paid losses. The carrying value of current receivables approximates fair value. At December 31, 2011 and 2010, the carrying values of premiums receivable over 90 days were $19.3 million and $18.9 million, respectively. Included in “Reinsurance recoverables” in the Consolidated Balance Sheets at December 31, 2011 and 2010, are amounts that are due from third party trade capital providers associated with the operations of Argo International. Upon settlement, the receivable is offset against the liability also reflected in the accompanying Consolidated Balance Sheets. At December 31, 2011 and 2010, the payable was in excess of the receivable. Of our paid losses on reinsurance recoverable balances, excluding amounts attributable to Argo International’s third party trade capital providers, at December 31, 2011 and 2010, the carrying values over 90 days were $13.1 million and $28.7 million, respectively. Our methodology for establishing our allowances for doubtful accounts includes specifically identifying all potential uncollectible balances regardless of aging. Any of the over 90 day balances, where collectibility was deemed questionable, have been included in the allowances. At December 31, 2011 and 2010, the allowance for doubtful accounts for premiums receivable was $2.8 million and $4.6 million, respectively, and the allowance for doubtful accounts for reinsurance recoverables on paid losses was $3.2 million and $11.1 million, respectively. Premiums receivable over 90 days were secured by collateral in the amount of $0.3 million and $0.4 million at December 31, 2011 and 2010, respectively. Reinsurance recoverables on paid losses over 90 days were secured by collateral in the amount of $0.3 million and $0.4 million at December 31, 2011 and 2010, respectively.

Long-term debt. At December 31, 2011 and 2010, the fair value of our Junior Subordinated Debentures was estimated using quoted prices from external sources based on current market conditions.

Other indebtedness. At December 31, 2011 and 2010, the fair value of our “Other indebtedness” was estimated using quoted prices from external sources based on current market conditions.

A summary of our financial instruments whose carrying value did not equal fair value at December 31, 2011 and 2010 is shown below:

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Junior subordinated debentures	$311.5	$250.8	$311.5	$238.6

Other indebtedness:
Floating rate loan stock	64.7	46.8	64.2	44.3
Note payable	0.8	0.6	0.8	0.5

	$377.0	$298.2	$376.5	$283.4

Insurance Assessments	12 Months Ended
Dec. 31, 2011
Insurance Assessments
20.	Insurance Assessments

We participate in statutorily created insolvency guarantee and weather-related loss protection associations in all states in the U.S. where we are authorized to transact business. These associations were formed for the purpose of paying the claims of insolvent companies. We are assessed a pro-rata share of such claims based upon our premium writings, subject to a maximum annual assessment per line of insurance. Certain of these assessments can be recovered through premium tax offsets or policy surcharges. We do not believe that assessments on current insolvencies will have a material impact on our financial condition or results of operations. We have accrued assessments of $15.3 million and $14.3 million at December 31, 2011 and 2010, respectively.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data
21.	Quarterly Financial Data — Unaudited

The following tables represent unaudited quarterly financial data for the years ended December 31, 2011 and 2010. In the opinion of management, all adjustments necessary to present fairly the results of operations for such periods have been made. Total revenue, net (loss) income before income taxes and net (loss) income include realized gains or losses on the sale of investments and other. We cannot anticipate when or if similar gains or losses may occur in the future. Since financial results rely heavily on estimates, caution should be used in drawing specific conclusions from quarterly consolidated results.

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2011
Total revenue	$297.2	$336.4	$306.2	$318.6
Net (loss) income before income taxes	(96.7)	30.7	(4.0)	8.1
Net (loss) income	(94.1)	21.6	(10.8)	1.4
Net (loss) income per common share
Basic*	$(3.42)	$0.79	$(0.39)	$0.05
Diluted*	$(3.42)	$0.78	$(0.39)	$0.05

Comprehensive (loss) income	$(86.2)	$31.3	$(61.9)	$27.1

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2010
Total revenue	$372.3	$362.4	$333.3	$316.5
Net income before income taxes	38.7	34.3	33.2	15.7
Net income	23.9	27.3	24.2	11.3
Net income per common share
Basic*	$0.78	$0.91	$0.83	$0.40
Diluted*	$0.77	$0.90	$0.82	$0.39

Comprehensive income (loss)	$29.8	$27.6	$84.1	$(14.6)

*	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

“Total revenue” for June 30, 2011 and September 30, 2011 will not agree to “Total revenue” in our quarterly reports on Form 10-Q filed in 2011. At December 31, 2011 derivative accounting was applied to two reinsurance contracts. The expense for these contracts is now reflected in “Other reinsurance-related expense” in the Consolidated Statement of Loss. In the previously filed Quarterly Reports the expense was reflected as a reduction to earned premiums. See Note 6, “Derivative Instruments,” for additional information on these transactions.

Information Provided In Connection With Outstanding Debt Of Subsidiaries	12 Months Ended
Dec. 31, 2011
Information Provided In Connection With Outstanding Debt Of Subsidiaries
22.	Information provided in connection with outstanding debt of subsidiaries

The following tables present condensed consolidating financial information at December 31, 2011 and 2010 and for the three years ended December 31, 2011, 2010 and 2009, for Argo Group (the Parent Guarantor) and Argo Group US (the Subsidiary Issuer). The Subsidiary Issuer is an indirect 100 percent-owned subsidiary of the Parent Guarantor. Investments in subsidiaries are accounted for by the Parent Guarantor under the equity method for purposes of the supplemental consolidating presentation. Earnings of subsidiaries are reflected in the Parent Guarantor’s investment accounts and earnings. The Parent Guarantor fully and unconditionally guarantees certain of the debt of the Subsidiary Issuer. Condensed consolidating financial information of the Subsidiary Issuer is presented on a consolidated basis and consists principally of the net assets, results of operations, and cash flows of operating insurance company subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Assets
Investments	$(0.8)	$2,778.5	$1,369.8	$0.0	$4,147.5
Cash	0.0	85.1	15.8	0.0	100.9
Premiums receivable	0.0	151.2	157.8	0.0	309.0
Reinsurance recoverables	0.0	1,140.5	3.6	0.0	1,144.1
Goodwill and other intangible assets	0.0	137.2	109.6	0.0	246.8
Current income taxes receivable, net	0.0	0.0	11.2	0.0	11.2
Deferred acquisition costs, net	0.0	55.8	45.7	0.0	101.5
Ceded unearned premiums	0.0	77.2	102.2	0.0	179.4
Other assets	6.8	88.5	42.6	0.0	137.9
Due from affiliates	0.0	0.0	0.3	(0.3)	0.0
Intercompany note receivable	0.0	90.8	(90.8)	0.0	0.0
Investment in subsidiaries	1,530.6	0.0	0.0	(1,530.6)	0.0

Total assets	$1,536.6	$4,604.8	$1,767.8	$(1,530.9)	$6,378.3

Liabilities and Shareholders’ Equity
Reserves for losses and loss adjustment expenses	$0.0	$2,291.2	$999.9	$0.0	$3,291.1
Unearned premiums	0.0	397.8	260.4	0.0	658.2
Funds held and ceded reinsurance payable, net	0.0	562.8	(102.5)	0.0	460.3
Long-term debt	64.4	247.9	64.7	0.0	377.0
Current income taxes payable, net	0.0	1.8	(1.8)	0.0	0.0
Deferred tax liabilities, net	0.0	13.4	5.1	0.0	18.5
Accrued underwriting expenses and other liabilities	8.9	81.7	19.6	0.0	110.2
Due to affiliates	0.3	0.6	(0.6)	(0.3)	0.0

Total liabilities	73.6	3,597.2	1,244.8	(0.3)	4,915.3

Total shareholders’ equity	1,463.0	1,007.6	523.0	(1,530.6)	1,463.0

Total liabilities and shareholders’ equity	$1,536.6	$4,604.8	$1,767.8	$(1,530.9)	$6,378.3

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Assets
Investments	$0.2	$2,818.2	$1,397.0	$0.0	$4,215.4
Cash	0.0	61.6	21.9	0.0	83.5
Premiums receivable	0.0	165.2	136.6	0.0	301.8
Reinsurance recoverables	0.0	1,173.2	31.4	0.0	1,204.6
Goodwill and other intangible assets	0.0	138.1	111.0	0.0	249.1
Current income taxes receivable, net	0.0	1.4	3.1	0.0	4.5
Deferred acquisition costs, net	0.0	58.4	56.0	0.0	114.4
Ceded unearned premiums	0.0	69.3	94.7	0.0	164.0
Other assets	5.9	79.0	41.7	0.0	126.6
Due from affiliates	0.0	0.0	3.0	(3.0)	0.0
Intercompany note receivable	0.0	64.7	(5.8)	(58.9)	0.0
Investment in subsidiaries	1,740.4	0.0	0.0	(1,740.4)	0.0

Total assets	$1,746.5	$4,629.1	$1,890.6	$(1,802.3)	$6,463.9

Liabilities and Shareholders’ Equity
Reserves for losses and loss adjustment expenses	$0.0	$2,393.7	758.5	$0.0	$3,152.2
Unearned premiums	0.0	407.4	246.7	0.0	654.1
Funds held and ceded reinsurance payable, net	0.0	535.5	22.2	0.0	557.7
Long-term debt	64.4	247.9	64.2	0.0	376.5
Deferred tax liabilities, net	0.0	(1.5)	3.9	0.0	2.4
Accrued underwriting expenses and other liabilities	10.6	70.0	30.8	0.0	111.4
Due to affiliates	3.0	1.8	(1.8)	(3.0)	0.0
Intercompany note payable (receivable)	58.9	0.0	0.0	(58.9)	0.0

Total liabilities	136.9	3,654.8	1,124.5	(61.9)	4,854.3

Total shareholders’ equity	1,609.6	974.3	766.1	(1,740.4)	1,609.6

Total liabilities and shareholders’ equity	$1,746.5	$4,629.1	$1,890.6	$(1,802.3)	$6,463.9

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

CONDENSED CONSOLIDATING STATEMENT OF (LOSS) INCOME

FOR THE YEAR ENDED DECEMBER 31, 2011

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$440.7	$641.3	$0.0	$1,082.0
Net investment income (3)	100.1	88.9	36.8	(100.0)	125.8
Fee income, net	0.0	0.1	1.3	0.0	1.4
Net realized investment and other gains	0.0	36.9	12.3	0.0	49.2

Total revenue	100.1	566.6	691.7	(100.0)	1,258.4

Expenses:
Losses and loss adjustment expenses	0.0	290.0	573.1	0.0	863.1
Other reinsurance-related expense	0.0	0.0	5.9	0.0	5.9
Underwriting, acquisition and insurance expenses	22.6	161.5	241.6	0.0	425.7
Interest expense	5.4	15.5	1.2	0.0	22.1
Foreign currency exchange loss	0.0	0.0	3.5	0.0	3.5

Total expenses	28.0	467.0	825.3	0.0	1,320.3

Income (loss) before income taxes	72.1	99.6	(133.6)	(100.0)	(61.9)
Provision (benefit) for income taxes	0.0	28.0	(8.0)	0.0	20.0

Net income (loss) before equity in losses of subsidiaries	72.1	71.6	(125.6)	(100.0)	$(81.9)
Equity in undistributed losses of subsidiaries)	(154.0)	0.0	0.0	154.0	0.0

Net (loss) income	$(81.9)	$71.6	$(125.6)	$54.0	$(81.9)

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations
(3)	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million

CONDENSED CONSOLIDATING STATEMENT OF (LOSS) INCOME

FOR THE YEAR ENDED DECEMBER 31, 2010

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$490.5	$721.1	$0.0	$1,211.6
Net investment income (3)	17.7	89.8	43.6	(17.5)	133.6
Fee income, net	0.0	0.3	2.2	0.0	2.5
Net realized investment and other gains	0.0	25.0	11.8	0.0	36.8

Total revenue	17.7	605.6	778.7	(17.5)	1,384.5

Expenses:
Losses and loss adjustment expenses	0.0	290.9	486.6	0.0	777.5
Other reinsurance-related expense	0.0	0.0	0.0	0.0	0.0
Underwriting, acquisition and insurance expenses	27.4	172.3	266.3	0.0	466.0
Interest expense	4.8	16.4	1.7	0.0	22.9
Foreign currency exchange loss	0.0	0.7	(4.5)	0.0	(3.8)

Total expenses	32.2	480.3	750.1	0.0	1,262.6

Income (loss) before income taxes	(14.5)	125.3	28.6	(17.5)	121.9
Provision (benefit) for income taxes	0.0	37.5	(2.3)	0.0	35.2

Net income (loss) before equity in losses of subsidiaries	(14.5)	87.8	30.9	(17.5)	86.7
Equity in undistributed losses of subsidiaries)	101.2	0.0	0.0	(101.2)	0.0

Net (loss) income	$86.7	$87.8	$30.9	$(118.7)	$86.7

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations
(3)	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million

CONDENSED CONSOLIDATING STATEMENT OF (LOSS) INCOME

FOR THE YEAR ENDED DECEMBER 31, 2009

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$535.9	$879.0	$0.0	$1,414.9
Net investment income	(1.7)	112.3	34.9	0.0	145.5
Fee income, net	0.0	0.4	0.7	0.0	1.1
Net realized investment and other gains	0.0	5.0	(21.7)	0.0	(16.7)

Total revenue	(1.7)	653.6	892.9	0.0	1,544.8

Expenses:
Losses and loss adjustment expenses	0.0	348.5	504.6	0.0	853.1
Other reinsurance-related expense	0.0	0.0	0.0	0.0	0.0
Underwriting, acquisition and insurance expenses	15.2	200.6	305.4	0.0	521.2
Interest expense	3.9	17.0	4.8	0.0	25.7
Foreign currency exchange loss	0.0	0.0	(0.2)	0.0	(0.2)
Impairment of intangible asset	0.0	0.0	5.9	0.0	5.9

Total expenses	19.1	566.1	820.5	0.0	1,405.7

Income (loss) before income taxes	(20.8)	87.5	72.4	0.0	139.1
Provision (benefit) for income taxes	0.0	18.0	5.9	0.0	23.9

Net income (loss) before equity in losses of subsidiaries	(20.8)	69.5	66.5	0.0	115.2
Equity in undistributed losses of subsidiaries)	136.0	0.0	0.0	(136.0)	0.0

Net (loss) income	$115.2	$69.5	$66.5	$(136.0)	$115.2

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$71.6	$27.6	$(156.3)	$39.4	$(17.7)

Cash flows from investing activities:
Proceeds from sales of investments	0.0	869.3	501.5	0.0	1,370.8
Proceeds from maturities and mandatory calls of investments	0.0	275.0	175.9	0.0	450.9
Purchases of investments	0.0	(1,123.5)	(671.4)	0.0	(1,794.9)
Change in short-term investments and foreign regulatory deposits	0.0	61.9	6.4	0.0	68.3
Settlements of foreign currency exchange forward contracts	1.3	0.0	6.4	0.0	7.7
Issuance of intercompany note	0.0	(23.5)	23.5	0.0	0.0
Other, net	(0.3)	(13.7)	11.5	0.0	(2.5)

Cash provided (used) by investing activities	1.0	45.5	53.8	0.0	100.3

Cash flows from financing activities
Borrowings under intercompany note	(60.6)	0.0	0.0	60.6	0.0
Activity under stock incentive plans	1.1	0.0	0.0	0.0	1.1
Repurchase of Company’s common shares	0.0	(49.5)	0.0	0.0	(49.5)
Excess tax expense from share-based payment arrangements	0.0	(0.1)	0.0	0.0	(0.1)
Payment of cash dividend to common shareholders	(13.1)	0.0	100.0	100.0	(13.1)

Cash used by financing activities	(72.6)	(49.6)	100.0	(39.4)	(61.6)

Effect of exchange rate changes on cash	0.0	0.0	(3.6)	0.0	(3.6)

Change in cash	0.0	23.5	(6.1)	0.0	17.4
Cash, beginning of period	0.0	61.6	21.9	0.0	83.5

Cash, end of period	$0.0	$85.1	$15.8	$0.0	$100.9

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$(11.2)	$(9.7)	$(36.5)	$(54.3)	$(3.1)

Cash flows from investing activities:
Proceeds from sales of investments	0.0	1,150.6	742.8	0.0	1,893.4
Proceeds from maturities and mandatory calls of investments	0.0	332.3	207.0	0.0	539.3
Purchases of investments	0.0	(1,314.5)	(956.3)	0.0	(2,270.8)
Change in short-term investments and foreign regulatory deposits	1.8	(2.6)	42.9	0.0	42.1
Other, net	(0.1)	(14.8)	(5.2)	0.0	(20.1)

Cash provided (used) by investing activities	1.7	151.0	31.2	0.0	183.9

Cash flows from financing activities:
Borrowings under intercompany note	36.8	0.0	0.0	(36.8)	0.0
Activity under stock incentive plans	4.4	0.0	(0.1)	0.0	4.3
Repurchase of Company’s common shares	(17.5)	(87.7)	0.0	0.0	(105.2)
Excess tax expense from share-based payment arrangements	0.0	(0.3)	0.0	0.0	(0.3)
Payment of cash dividend to common shareholders	(14.2)	(1.3)	18.8	(17.5)	(14.2)

Cash used by financing activities	9.5	(89.3)	18.7	(54.3)	(115.4)

Change in cash	(0.0)	52.0	13.4	0.0	65.4
Cash, beginning of period	0.0	9.6	8.5	0.0	18.1

Cash, end of period	$(0.0)	$61.6	$21.9	$0.0	$83.5

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in millions)

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$(2.5)	$117.1	$187.2	$0.0	$301.8

Cash flows from investing activities:
Proceeds from sales of investments	0.0	890.9	448.9	0.0	1,339.8
Proceeds from maturities and mandatory calls of investments	0.0	323.8	115.2	0.0	439.0
Purchases of investments	0.0	(1,219.1)	(838.1)	0.0	(2,057.2)
Change in short-term investments and foreign regulatory deposits	(0.2)	15.0	36.8	0.0	51.6
Other, net	(0.8)	(18.8)	5.6	0.0	(14.0)

Cash provided (used) by investing activities	(1.0)	(8.2)	(231.6)	0.0	(240.8)

Cash flows from financing activities:
Activity under revolving credit facility, net	0.0	(50.9)	0.0	0.0	(50.9)
Activity under stock incentive plans	3.1	0.0	0.0	0.0	3.1
Excess tax expense from share-based payment arrangements	0.0	(0.3)	0.0	0.0	(0.3)
Payment of cash dividend to common shareholders	0.0	(52.6)	52.6	0.0	0.0

Cash used by financing activities	3.1	(103.8)	52.6	0.0	(48.1)

Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0

Change in cash	(0.4)	5.1	8.2	0.0	12.9
Cash, beginning of period	0.4	4.5	0.3	0.0	5.2

Cash, end of period	$0.0	$9.6	$8.5	$0.0	$18.1

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Registrant

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE II

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in millions)

BALANCE SHEETS	December 31,
	2011	2010
Assets
Other investments, unrealized loss on foreign currency exchange forward contracts	$(1.0)	$0.0
Short-term investments	0.2	0.2
Investment in subsidiaries	1,530.6	1,740.4
Other assets	6.8	5.9

Total assets	$1,536.6	$1,746.5

Liabilities and Shareholders’ Equity
Junior subordinated debentures	$64.4	$64.4
Intercompany note payable (1)	0.0	58.9
Due to subsidiaries	0.3	3.0
Accrued underwriting expense	8.4	10.1
Other liabilities	0.5	0.5

Total liabilities	73.6	136.9
Shareholders’ equity	1,463.0	1,609.6

Total liabilities and shareholders’ equity	$1,536.6	$1,746.5

STATEMENTS OF (LOSS) INCOME	For the Years Ended December 31,
	2011	2010	2009
Net investment income (2)	$100.1	$17.7	$(1.7)

Expenses:
Interest expense	5.4	4.8	3.9
Other expenses	22.6	27.4	15.2

Total operating expenses	28.0	32.2	19.1

Net income (loss) before equity in (losses) earnings of subsidiaries (3)	72.1	(14.5)	(20.8)
Equity in undistributed (losses) earnings of subsidiaries	(154.0)	101.2	136.0

Net (loss) income	$(81.9)	$86.7	$115.2

(1)

In December 2010, select intercompany transactions with one subsidiary were converted to a note payable agreement which began accruing interest retroactively to March 1, 2010. Some of these transactions had previously been reflected in “Due to subsidiaries.”

(2)	For the years ended December 31, 2011 and 2010, net investment income includes intercompany dividend activity of $100.0 million and $17.5 million, respectively.
(3)	Argo Group International Holdings, Ltd. is not subject to taxation.

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE II

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in millions)

STATEMENTS OF CASH FLOWS	For the Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net (loss) income	$(81.9)	$86.7	$115.2
Adjustments to reconcile net (loss) income to net cash provided (used) by operating activities:
Amortization and depreciation	0.8	0.5	0.5
Share-based payments expense	2.6	4.1	3.0
Undistributed (losses) earnings in subsidiaries	154.0	(101.2)	(136.0)
Change in:
Prepaid assets	(0.8)	(0.5)	(0.2)
Accrued underwriting expense	(1.6)	1.8	0.0
Due to subsidiaries	(3.2)	(3.0)	14.9
Interest on intercompany note payable	1.7	1.2	0.0
Other assets and liabilities, net	0.0	(0.8)	0.1

Cash provided (used) by operating activities	71.6	(11.2)	(2.5)

Cash flows from investing activities:
Change in short-term investments	0.0	1.8	(0.2)
Settlements of foreign currency exchange forward contracts	1.3	0.0	0.0
Purchases of fixed assets	(0.3)	(0.1)	(0.8)

Cash (used) provided by investing activities	1.0	1.7	(1.0)

Cash flows from financing activities:
Borrowings under intercompany note payable, net	(60.6)	36.8	0.0
Activity under stock incentive plans	1.1	4.4	3.1
Repurchase of Company’s common shares	0.0	(17.5)	0.0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0.0

Cash (used) provided by financing activities	(72.6)	9.5	3.1

Change in cash	0.0	0.0	(0.4)
Cash, beginning of period	0.0	0.0	0.4

Cash, end of period	$0.0	$0.0	$0.0

Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

For the Years Ended December 31, 2011, 2010 and 2009

(in millions)

							Amortization
		Future		Premium	Net Invest.	Loss	(Deferral)	Other	Premiums
	DAC	Benefits	UPR	Revenue	Income	& LAE	DAC	Operating Exp	Written
Segment	(a)	(b)	(c)	(d)	(e) (l)	(f)	(g) (2)	(h) (3)	(i)
Year Ended December 31, 2011

Excess and Surplus Lines	$34.9	$1,271.8	$215.9	$405.3	$56.0	$247.1	$2.6	$137.2	$390.0
Commercial Specialty	22.1	622.8	176.4	316.7	27.7	236.4	(1.1)	107.8	317.2
International Specialty	1.4	237.9	79.3	101.3	10.9	149.1	(0.4)	31.2	97.4
Syndicate 1200	43.1	755.3	186.6	259.3	17.2	222.6	6.6	112.4	266.8
Run-off Lines	0.0	403.3	0.0	(0.6)	13.3	7.9	0.0	8.3	0.4
Corporate and Other	0.0	0.0	0.0	0.0	0.7	0.0	0.0	21.1	0.0

	$101.5	$3,291.1	$658.2	$1,082.0	$125.8	$863.1	$7.7	$418.0	$1,071.8

Year Ended December 31, 2010

Excess and Surplus Lines	$37.5	$1,338.0	$229.9	$489.7	$58.6	$311.1	$9.1	$157.1	$436.7
Commercial Specialty	21.0	610.5	173.0	332.8	29.8	221.8	3.3	101.4	314.1
International Specialty	1.0	123.0	67.3	100.3	8.4	43.3	1.1	27.6	106.3
Syndicate 1200	54.9	623.7	183.7	290.1	14.2	203.2	17.0	114.1	240.9
Run-off Lines	0.0	457.0	0.2	(1.3)	17.2	(1.9)	0.0	11.1	(2.3)
Corporate and Other	0.0	0.0	0.0	0.0	5.4	0.0	0.0	24.2	0.0

	$114.4	$3,152.2	$654.1	$1,211.6	$133.6	$777.5	$30.5	$435.5	$1,095.7

Year Ended December 31, 2009

Excess and Surplus Lines	$46.6	$1,359.6	$293.1	$537.0	$62.8	$355.0	$1.9	$181.3	$529.8
Commercial Specialty	24.3	605.4	191.9	364.0	29.3	239.9	(0.5)	107.7	358.8
International Specialty	2.1	76.0	54.7	87.7	8.5	15.4	1.0	29.5	98.9
Syndicate 1200	80.5	609.6	263.0	424.1	11.5	244.4	(8.8)	171.7	432.0
Run-off Lines	0.0	552.6	0.9	2.1	22.6	(1.6)	0.0	19.9	1.9
Corporate and Other	0.0	0.0	0.0	0.0	10.8	0.0	0.0	17.5	0.0

	$153.5	$3,203.2	$803.6	$1,414.9	$145.5	$853.1	$(6.4)	$527.6	$1,421.4

(a)	Deferred Policy Acquisition Cost
(b)	Future Policy Benefits, Losses, Claims and Loss Expenses
(c)	Unearned Premiums
(d)	Premium Revenue, net (premiums earned)
(e)	Net Investment Income
(f)	Benefits, Claims, Losses and Settlement Expenses
(g)	Amortization (Deferral) of Deferred Policy Acquisition Costs
(h)	Other Operating Expenses
(i)	Premiums Written, net
(1)	Net Investment Income allocated based upon each segment’s share of investable funds.
(2)	The amortization (deferral) of DAC will not equal the change in the balance sheet. See Note 1, “Business and Significant Accounting Policies” for further discussion regarding Argo International’s DAC balance.
(3)	Other Insurance Expenses allocated based on specific identification, where possible, and related activities.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE V

VALUATION AND QUALIFYING ACCOUNTS

(in millions)

	Balance at	Charged to	Capital	Net Operating	Charged to		Balance
	Beginning	Cost and	Loss	Loss	Other		at End of
	of Period	Expense	Carryforward	Carryforward	Accounts	Deductions	Period
Year ended December 31, 2011
Deducted from assets:
Valuation allowance for deferred tax asset	$49.6	$(1.0)	$0.0	$0.0	$1.8	$0.0	$50.4

Year ended December 31, 2010
Deducted from assets:
Valuation allowance for deferred tax asset	$49.5	$(1.0)	$0.0	$1.0	$0.1	$0.0	$49.6

Year ended December 31, 2009
Deducted from assets:
Valuation allowance for deferred tax asset	$47.0	$(1.0)	$2.5	$1.0	$0.0	$0.0	$49.5

Supplementary Information For Property-Casualty Insurance Companies	12 Months Ended
Dec. 31, 2011
Supplementary Information For Property-Casualty Insurance Companies

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE VI

SUPPLEMENTARY INFORMATION FOR PROPERTY-CASUALTY INSURANCE COMPANIES

(in millions)

	For the Years Ended December 31,
	2011	2010	2009
Deferred acquisition costs	$101.5	$114.4	$153.5

Reserves for losses and loss adjustment expenses	$3,291.1	$3,152.2	$3,203.2

Unamortized discount in reserves for losses	$22.0	$22.9	$23.5

Unearned premiums	$658.2	$654.1	$803.6

Premiums earned	$1,082.0	$1,211.6	$1,414.9

Net investment income	$125.8	$133.6	$145.5

Losses and loss adjustment expenses incurred:
Current year	$866.5	$820.6	$859.4
Prior years	(3.4)	(43.1)	(6.3)

Losses and loss adjustment expenses incurred	$863.1	$777.5	$853.1

Amortization (deferral) of policy acquisition costs (1)	$7.7	$30.5	$(6.4)

Paid losses and loss adjustment expenses, net of reinsurance	$812.6	$777.4	$785.7

Gross premiums written	$1,544.8	$1,527.1	$1,988.9

(1)

The amortization (deferral) of policy acquisition costs will not equal the change in the balance sheet due to Argo International’s deferred acquisition costs (“DAC”). For further discussion regarding Argo International’s DAC balance, see Note 1, “Business and Significant Accounting Policies.”

Business And Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Business

Business

Argo Group International Holdings, Ltd. (“Argo Group,” “we” or the “Company”) is an international underwriter of specialty insurance and reinsurance products in the property and casualty market. Argo Group is the result of a merger in 2007 between Argonaut Group, Inc. (“Argonaut Group”) and PXRE Group Ltd. (“PXRE”). References in the notes to Argonaut Group pertain to the period prior to the merger.

Argo Group US, Inc. (“Argo Group US”) is a subsidiary of Argo Financial Holding (Ireland). Argo Underwriting Agency Limited (“Argo International”) (formerly named Heritage Underwriting Agency plc (“Heritage”)) is a subsidiary of Argo International Holdings, Ltd. Argo Re, Ltd. (“Argo Re”), a Bermuda based company, is the parent of both Argo Financial Holding (Ireland) and Argo International Holdings, Ltd. Argo Re is directly owned by Argo Group.

We conduct our ongoing business through four segments.

Excess and Surplus Lines products are written under two operating platforms: Colony Specialty and Argo Pro.

Commercial Specialty consists of the following operations: Argo Insurance (formerly Argo Select), Rockwood, Commercial Programs, Argo Surety, Alteris and ARIS Title Insurance Corporation (“ARIS”) which was acquired in November 2010.

International Specialty products are provided by our Bermuda operations which include Argo Re and Argo Insurance – Casualty & Professional Lines; Argo Seguros based in Brazil; and ArgoGlobal SE based in Malta.

Syndicate 1200 products are written by Argo International based in London, and are focused on underwriting on behalf of one underwriting syndicate under the Lloyd’s of London (“Lloyd’s”) global franchise.

During the first quarter of 2011, we evaluated the operating structure of our Bermuda and London-based business segments. To more appropriately align our operating structure with the management of the business, we concluded that operating activities associated with our London operations (our former International Specialty segment) would be principally managed and evaluated as a Lloyd’s market syndicate business, while our Bermuda operations (our former Reinsurance Segment) would serve as the center for our international insurance and reinsurance business, including our product development and global strategic expansion initiatives. These changes resulted in our Bermuda operations, and subsequently our new non-syndicate international insurance operations, being identified as our International Specialty segment. Our London-based operation, focused on the management and growth of our Lloyd’s syndicate operations, is now known as our Syndicate 1200 segment.

Our Run-off Lines segment includes liabilities associated with other liability policies that were issued in the 1960s, 1970s and into the 1980s, as well as risk management policies written prior to the sale of renewal rights and other business previously written and classified by PXRE as property catastrophe and Lloyd’s.

Reinsurance

 Reinsurance

In the normal course of business, our insurance and reinsurance subsidiaries reinsure various risks above certain retention levels with other insurance enterprises. Reinsurance recoverables include claims we paid and estimates of unpaid losses and loss adjustment expenses that are subject to reimbursement under reinsurance and retrocessional contracts. The method for determining reinsurance recoverables for unpaid losses and loss adjustment expenses involves reviewing actuarial estimates of gross unpaid losses and loss adjustment expenses to determine our ability to cede unpaid losses and loss adjustment expenses under our existing reinsurance contracts. This method is continually reviewed and updated and any resulting adjustments are reflected in earnings in the period identified. Reinsurance premiums, commissions and expense reimbursements are accounted for on a basis consistent with those used in accounting for the original policies issued and the term of the reinsurance contracts. Amounts recoverable from reinsurers for losses and loss adjustment expenses for which our insurance and reinsurance subsidiaries have not been relieved of their legal obligations to the policyholder are reported as assets.

Basis Of Presentation And Use Of Estimates

Basis of Presentation and Use of Estimates

The consolidated financial statements of Argo Group and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The major estimates reflected in our consolidated financial statements include, but are not limited to, the reserves for losses and loss adjustment expenses, reinsurance recoverables, including the reinsurance recoverables allowance for doubtful accounts, estimates of written and earned premiums, reinsurance premium receivable, the fair value of investments, the valuation of goodwill and intangibles and our deferred tax asset valuation allowance. Actual results could differ from those estimates.

Specifically, estimates for reserves for losses and loss adjustment expenses are based upon past claim experience modified for current trends as well as prevailing economic, legal and social conditions. Although management believes that amounts included in the accompanying consolidated financial statements are adequate, such estimates may be more or less than the amounts ultimately paid when the claims are settled. The estimates are continually reviewed and any changes are reflected in current operating results. Further, the nature of loss exposures involves significant variability due to the long-tailed payments on claims related to asbestos and environmental coverage and workers compensation coverage. As such, losses and loss adjustment expenses could vary significantly from the recorded amounts.

The consolidated financial statements include the accounts and operations of Argo Group and its subsidiaries. All material intercompany accounts and transactions have been eliminated. Certain items in prior years’ financial statements have been reclassified to conform to the current presentation. Amounts related to trade capital providers, who are third party capital participants that provide underwriting capital to the Syndicate 1200 segment (formerly the International Specialty segment), are included in the balance sheet. Trade capital providers participate on a quota share basis, assuming 100% of their contractual participation in the underwriting syndicate results and with such results settled on a year of account basis. The underwriting syndicate underwrites under the Lloyd’s global franchise.

In 2009, the Financial Accounting Standards Board (“FASB”) issued revised accounting standards regarding consolidation of variable interest entities. We reevaluated our investment in our fourteen statutory trusts (collectively, the “Trusts”) and our two charitable foundations (collectively, the “Foundations”). We determined that the Trusts and the Foundations continue to be variable interest entities due to the fact that the Trusts and the Foundations do not have sufficient equity to finance their activities without additional subordinate financial support from other parties. We do not have any power to direct the activities that impact the Trusts or the Foundations’ economic performance. We are not entitled to receive a majority of the residual returns of the Trusts and the U.S. charitable foundation. Additionally, we are not responsible for absorbing the majority of the expected losses of the Trusts or the U.S. charitable foundation; therefore, we are not the primary beneficiary and, accordingly, the Trusts and the U.S. charitable foundation are not included in our consolidated financial statements. The expenses and donations of the charitable foundation in Bermuda are paid by Argo Group and have been included in the consolidated results.

The special purpose reinsurance company established in 2011 to provide reinsurance to Argo Group through two catastrophe bond transactions is a variable interest entity under the provisions of Accounting Standards Codification (“ASC”) Topic 810-10. Argo Group does not have a variable interest in this entity and is therefore not required to consolidate it in its consolidated financial statements.

Cash	Cash Cash consists of cash deposited in banks, generally in concentration and operating accounts. Interest-bearing cash accounts are classified as short-term investments.
Investments

Investments

Investments in fixed maturities at December 31, 2011 and 2010 include bonds and structured securities. Equity securities include common stocks. Other investments consist of private equity funds and limited partnerships. Short-term investments consist of money market funds, funds on deposit with Lloyd’s as security to support the corporate member’s capital, United Kingdom short-term government gilts, U.S. Treasury bills, sovereign debt and interest-bearing cash accounts. Short-term investments, maturing in less than one year, are classified as investments in the consolidated financial statements.

The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts. This amortization or accretion is included in net investment income.

For the structured securities portion of the fixed maturity securities portfolio, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Premium or discount on high investment grade securities (rated AA or higher) is amortized into income using the retrospective method. Premium or discount on lower grade securities (rated less than AA) is amortized into income using the prospective method.

Our investments in fixed maturities and equity securities with readily determinable fair value are considered available-for-sale and are carried at fair value. Changes in the fair value of investments classified as available for sale are not recognized to income during the period, but rather are recognized as a separate component of shareholders’ equity until realized. Fair value of these investments is estimated using prices obtained from third party pricing services, where available. For securities where we were unable to obtain fair values from a pricing service or broker, fair values were estimated using information obtained from investment advisors. We performed several processes to ascertain the reasonableness of these investment values by i) obtaining and reviewing internal control reports for our accounting service providers that obtain fair values from third party pricing services, ii) discussing with our investment managers their process for reviewing and validating pricing obtained from outside services and obtaining values for all securities from our investment managers, and iii) comparing the security pricing received from the investment managers with the prices used in the consolidated financial statements and obtaining additional information for variances that exceeded a certain threshold. As of December 31, 2011, investments we hold for which we did not receive a fair value from a pricing service or broker accounted for less than 1% of our investment portfolio. The actual value at which these securities could actually be sold or settled with a willing buyer or seller may differ from our estimated fair values depending on a number of factors including, but not limited to, current and future economic conditions, the quantity sold or settled, the presence of an active market and the availability of a willing buyer or seller.

We evaluate our investments for other-than-temporary impairment. For fixed income securities, the evaluation for a credit loss is generally based on the present value of expected cash flows of the security as compared to the amortized book value. For mortgage-backed securities, frequency and severity of loss inputs are used in projecting future cash flows of the securities. Loss frequency is measured as the credit default rate, which includes such factors as loan-to-value ratios and credit scores of borrowers. Loss severity includes such factors as trends in overall housing prices and house prices that are obtained at foreclosure. For equity securities, the length of time and the amount of decline in fair value are the principal factors in determining other-than-temporary impairment.

All investment balances include amounts relating to trade capital providers. The results of operations and other comprehensive income exclude amounts relating to trade capital providers. All third party amounts are subject to 100% of their contractual participation in the syndicate results and are included in reinsurance recoverable for ceded losses and reinsurance payable for ceded premiums.

Receivables

Receivables

Premiums receivable, representing amounts due from insureds, are presented net of an allowance for doubtful accounts of $2.8 million and $4.6 million at December 31, 2011 and 2010, respectively. Premiums receivable include amounts relating to the trade capital providers’ quota share, which is 100% of their contractual participation in the syndicate results.

Reinsurance recoverables represent amounts of paid losses and loss adjustment expenses, case reserves and incurred but not reported amounts ceded to reinsurers under reinsurance treaties. Reinsurance recoverables also reflect amounts that are due from trade capital providers for which Argo International produces and cedes underwriting activity through a 100% quota share arrangement. These amounts are presented in the Consolidated Balance Sheets net of an allowance for doubtful accounts of $7.8 million and $15.7 million at December 31, 2011 and 2010, respectively (see Note 3, “Reinsurance” for related disclosures).

An estimate of amounts that are likely to be charged off is established as an allowance for doubtful accounts as of the balance sheet date. Our estimate includes specific insured and reinsurance balances that are considered probable to be charged off after all collection efforts have ceased and historical write off trends based on aging categories. For the years ended December 31, 2011, 2010 and 2009, premiums receivable and reinsurance recoverables on paid losses written off, net of recoveries against the allowance for doubtful accounts or directly to the income statement are as follows:

(in millions)	2011	2010	2009
Premiums receivable	$0.9	$(1.1)	$2.4
Reinsurance recoverables	11.4	(0.4)	6.0

Net written off (recovered)	$12.3	$(1.5)	$8.4

Recoveries occur when subsequent collection or litigation results in the receipt of amounts previously written off. Amounts recovered are applied against the bad debt expense account.

Earned Premiums

Earned Premiums

Premium revenue is recognized ratably over the policy period, with an adjustment, where appropriate, to reflect the risk profile of certain classes of business particularly those exposed to seasonal weather related events. Premiums that have yet to be earned are reported as “Unearned premiums” in the Consolidated Balance Sheets.

Unearned premium balances include cessions to reinsurers including trade capital providers, while the earned premium recognized in the Consolidated Statements of (Loss) Income excludes amounts relating to trade capital providers. The trade capital providers’ quota share amount, which is 100% of their contractual participation in the syndicate results, is included in ceded reinsurance payable.

Assumed reinstatement premiums that reinstate coverage are written and earned at the time the associated loss event occurs. The original premium is earned over the remaining exposure period of the contract. Reinstatement premiums are estimated based upon contract terms for reported losses and estimated for incurred but not reported losses.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

Goodwill and intangible assets are allocated to the segment in which the results of operations for the acquired company are reported (see Note 14, “Segment Information” for further discussion). Intangible assets with a finite life are amortized over the estimated useful life of the asset. Goodwill and intangible assets with an indefinite useful life are not amortized. Goodwill and intangible assets are tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. For goodwill, the impairment test is determined using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying value amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step is not necessary. However, if the carrying amount of the reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any. The second step compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied value of goodwill is less than the carrying amount of goodwill, it is written down to its fair value with a corresponding expense reflected in the Consolidated Statements of (Loss) Income. The implied goodwill is calculated based on a hypothetical purchase price allocation, similar to the requirements in the accounting guidance for business combinations, whereby the implied fair value of the reporting unit is allocated to the fair value of the assets and liabilities of the reporting unit.

We perform our goodwill impairment test on the first day of the fourth quarter of each year, or October 1 of each year. In performing the first step of the impairment test, we estimated the fair value of reporting units using an average of three valuation methods: a comparable company analysis, a precedent transaction analysis and a discounted cash flow analysis. All three methods require management to make various judgments and assumptions. Specifically, the October 1 analysis included the assumption that the competitive pricing present in the marketplace will revert to more favorable pricing beginning in 2012 and further in 2013. Additionally, the discounted cash flow analysis included projections of earned premiums, loss ratios, expense growth, and discount rates for each reporting unit. Assumptions about such future cash flows are based on our budgets, business plans, economic projections, anticipated future cash flows and market data. Finally, the comparable company analysis and precedent transaction analysis required judgment in selecting comparable companies and comparable transactions for use in the calculations. In all instances, future changes in these judgments and assumptions could cause impairment of goodwill.

For the years ended December 31, 2011, 2010 and 2009, all of our reporting units passed the first step of the goodwill impairment analysis. However, based on carrying values of the reporting units as of December 31, 2011, a 22% decline in the fair value of the Excess and Surplus Lines reporting unit, or a 24% decline in the fair value of the Commercial Specialty reporting unit, or a 14% decline in the fair value of the Syndicate 1200 reporting unit would have resulted in the carrying values of these reporting units to be in excess of their respective fair values, resulting in the need to perform the second step, which could have resulted in a material impairment to our goodwill. Any decline in the fair value of these reporting units could result in the carrying value of the reporting unit being in excess of fair value, triggering the second step of the impairment testing model. The second step could result in an impairment of goodwill.

As noted above, we have elected to make the first day of the fourth quarter the annual impairment assessment date for goodwill and indefinite-lived intangible assets. An impairment analysis subsequent to this date has not been performed as management believes that no additional indicators of impairment have arisen, such as significant additional pricing competition, unexpected significant declines in operating results, the divestiture of a significant component of the business or a significant decline in our market capitalization.

In June 2009, we deemed the value assigned to the trade name of Heritage impaired after an evaluation of the value of the name in the Lloyd’s market and the subsequent renaming of Heritage to Argo International. The value of the trade name and accumulated amortization at the time of the impairment was $6.4 million and $0.5 million, respectively.

The following table presents our intangible assets and accumulated amortization at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
(in millions)	Amount	Amortization	Amount	Amortization
Lloyd’s capacity	$60.5	n/a	$60.5	n/a
Title plant	1.8	n/a	1.8	n/a
Distribution network	40.4	13.9	39.9	10.1
Additional Lloyd’s capacity	4.8	1.2	3.0	0.6
Other	1.5	0.9	1.5	0.7

	$109.0	$16.0	$106.7	$11.4

During the twelve months ended December 31, 2011, 2010 and 2009, amortization expense was $4.6 million, $4.4 million and $3.8 million, respectively, and is included in “Underwriting, acquisition and insurance expenses” in the Consolidated Statements of (Loss) Income.

The estimated amortization expense for the years ended December 31, 2012, 2013, 2014, 2015 and 2016 is $5.1 million, $5.0 million, $4.7 million, $4.7 million and $4.3 million, respectively.

Retrospectively Rated Policies

Retrospectively Rated Policies

We have written a number of workers compensation, property and other liability policies that are retrospectively rated. Under this type of policy, the policyholder or coverholder may be entitled, subsequent to coverage expiration, to a refund or may owe additional premiums based on the amount of losses incurred under the policy. The retrospective premium adjustments on certain policies are limited to a minimum or maximum premium adjustment, which is calculated as a percentage of the standard amount of premium charged during the life of the policy. Accrued retrospectively rated premiums have been determined based on estimated ultimate loss experience of the individual policyholder accounts. The estimated liability for return of premiums under retrospectively rated policies is included in unearned premiums and was $6.1 million and $7.3 million at December 31, 2011 and 2010, respectively. The estimated amount included in premiums receivable for additional premiums due under retrospectively rated policies was $0.3 million and $1.0 million at December 31, 2011 and 2010, respectively.

Deferred Acquisition Costs

Deferred Acquisition Costs

Policy acquisition costs, which include commissions, premium taxes, fees and certain other costs of underwriting policies, are deferred, when such policies are profitable, and amortized over the same period in which the related premiums are earned. Anticipated investment income is considered in determining whether the deferred acquisition costs are recoverable and whether a premium deficiency exists. We continually review the methods of making such estimates and establishing the deferred costs, and any adjustments are made in the accounting period in which the adjustment arose.

As discussed above under “Accounting Standards Retrospectively Adopted in 2012,” our accounting for deferred acquisition costs changed effective January 1, 2012, and amounts previously reported have been adjusted retrospectively.

The 2011 and 2010 net amortization of policy acquisition costs will not equal the change in the Consolidated Balance Sheets because of 1) the trade capital providers’ share which is not reflected in our Consolidated Statements of (Loss) Income and 2) the differences in the foreign currency exchange costs resulting from deferred acquisition costs being treated as a nonmonetary asset.

Reserves For Losses And Loss Adjustment Expenses

Reserves for Losses and Loss Adjustment Expenses

Liabilities for unpaid losses and loss adjustment expenses include the accumulation of individual case estimates for claims reported as well as estimates of incurred but not reported claims and estimates of claim settlement expenses. Reinsurance recoverables on unpaid claims and claim expenses represent estimates of the portion of such liabilities that will be recoverable from reinsurers. Amounts recoverable from reinsurers are recognized as assets at the same time and in a manner consistent with the unpaid claims liabilities associated with the reinsurance policy (for additional information, see heading “Reinsurance” below).

Property And Equipment

Property and Equipment

Property and equipment used in operations, including certain costs incurred to develop or obtain computer software for internal use, are capitalized and carried at cost less accumulated depreciation and are reported in “Other assets” in the Consolidated Balance Sheets. Depreciation is calculated using a straight-line method over the estimated useful lives of the assets, generally three to forty years. The accumulated depreciation for property and equipment was $46.6 million and $38.8 million at December 31, 2011 and 2010, respectively. The net book value of our property and equipment at December 31, 2011 and 2010 was $49.6 million and $44.7 million, respectively. The depreciation expense at December 31, 2011, 2010 and 2009 was $10.1 million, $8.5 million and $7.6 million, respectively.

Foreign Currency Exchange Gain (Loss)

Foreign Currency Exchange Gain (Loss)

The U.S. Dollar is the functional currency of all but two of our foreign operations. Monetary assets and liabilities in foreign operations that are denominated in foreign currencies are revalued at the exchange rates in effect at the balance sheet date, with resulting gains and losses because of foreign exchange movements reflected in income, and revenues and expenses denominated in foreign currencies are translated at the prevailing exchange rate during the period with the resulting foreign exchange gains and losses included in net income for the period. In the case of our foreign currency denominated available-for-sale investments, the change in exchange rates between the local currency and our functional currency at each balance sheet date represents an unrealized appreciation or depreciation in value of these securities and is included as a component of accumulated other comprehensive income.

Translation gains and losses related to our operations in Brazil and Malta are recorded as a component of shareholders’ equity in the Consolidated Balance Sheets. At December 31, 2011, the foreign currency translation adjustments were a loss of $6.4 million. At December 31, 2010, the foreign currency translation adjustment was not deemed material.

Share-Based Payments

Share-Based Payments

Compensation expense for share-based payments is recognized based on the measurement-date fair value for awards which will settle in shares. Awards that are expected to be settled in cash are accounted for as liability awards, resulting in the fair value of the award being measured at each reporting date until the award is exercised, forfeited or expires unexercised. Compensation expense for awards that are settled in equity are recognized on a straight line pro rata basis over the vesting period. Compensation expense for awards that are settled in cash are recognized on the accelerated recognition method over the award’s vesting period. See Note 13, “Share-based Payments” for related disclosures.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

For any uncertain tax positions not meeting the “more likely than not” recognition threshold, accounting standards require recognition, measurement and disclosure in a company’s financial statements. We had no material unrecognized tax benefits as of December 31, 2011, 2010 and 2009. Our United States subsidiaries are no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2008. Tax years ended December 31, 2008 through December 31, 2011 are open for examination by Her Majesty’s Revenue and Customs with respect to our United Kingdom entities.

Derivative Instruments

Derivative Instruments

We enter into short-term, currency spot and forward contracts to mitigate foreign exchange rate exposure in our non-U.S. Dollar denominated fixed maturity investments. The forward contracts used are typically less than sixty days and are renewed, as long as the non-U.S. Dollar denominated fixed maturity investments are held in our portfolio. Forward contracts are designated as hedges for accounting purposes. In 2011, we also entered into foreign currency exchange forward contracts to manage currency exposure on losses related to global catastrophe events. These foreign currency forward contacts are carried at fair value in the Consolidated Balance Sheet in “Other investments.” The realized and unrealized gains and losses are included in realized gains or losses in the Consolidated Statements of (Loss) Income.

Through our subsidiary Argo Re, in 2011 we have entered into two reinsurance contracts with a special purpose reinsurance company, which provide us with protection against certain severe catastrophe events and the occurrence of multiple significant catastrophe events during the same year. The special purpose reinsurance company provides the reinsurance through two catastrophe bond transactions which are supported by two collateralized facilities. The reinsurance contracts are deemed to be derivatives. We recorded these contracts at fair value and such fair value is included in “Other Assets” in our Consolidated Balance Sheet with any changes in the value reflected in “Other reinsurance-related expense” in the Consolidated Statement of Loss. See Note 6, “Derivative Instruments” for related disclosures.

Supplemental Cash Flow Information

Supplemental Cash Flow Information

Income taxes paid. We paid income taxes of $15.4 million in 2011, $30.2 million in 2010 and $40.5 million in 2009.

Income taxes recovered. We recovered $0.2 million of income taxes in 2011. We recovered $2.6 million of income taxes in 2010. This recovery, reflected in “Current income taxes receivable, net,” was applied against our 2010 estimated tax payments. We recovered $5.8 million of income taxes in 2009. In June 2009, we received a $10.1 million refund attributable to a favorable decision rendered by the California State Board of Equalization related to franchise tax payments paid by Argo Group US for tax years 1994 through 1999. Of this refund, $5.6 million was a recovery of taxes and $4.5 million was earned interest. The earned interest has been reflected in “Net investment income” in the Consolidated Statement of Income for the twelve months ended December 31, 2009.

Interest paid. Interest paid for the years ended December 31, was as follows:

(in millions)	2011	2010	2009
Junior subordinated debentures	$18.3	$19.3	$21.0
Revolving credit facility	0.0	0.1	0.7
Other indebtedness (1)	3.5	3.1	3.9

Total interest paid	$21.8	$22.5	$25.6

(1)

Other indebtedness in 2011 and 2010 includes Argo International’s floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, “Other Indebtedness” for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.

Business And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Balance Sheet

	December 31, 2011			December 31, 2010
	As Previously		Effect of	As Previously		Effect of
(in millions)	Reported	As Adjusted	Change	Reported	As Adjusted	Change
Reinsurance recoverables	$1,143.5	$1,144.1	$0.6	$1,203.9	$1,204.6	$0.7
Deferred acquisition costs, net	125.7	101.5	(24.2)	139.7	114.4	(25.3)
Deferred tax liabilities, net	26.1	18.5	(7.6)	10.5	2.4	(8.1)
Retained earnings	752.0	736.0	(16.0)	847.5	831.0	(16.5)

Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Statement Of Income (Loss)

	For the Year Ended December 31, 2011
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$426.7	$425.7	$(1.0)
Loss before income taxes	(62.9)	(61.9)	1.0
Provision for income taxes	19.5	20.0	0.5
Net loss	(82.4)	(81.9)	0.5
Net loss per common share:
Basic	$(3.03)	$(3.02)	$0.01
Diluted	(3.03)	(3.02)	0.01

	For the Year Ended December 31, 2010
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$472.6	$466.0	$(6.6)
Income before income taxes	115.3	121.9	6.6
Provision for income taxes	32.7	35.2	2.5
Net income	82.6	86.7	4.1
Net income per common share:
Basic	$2.80	$2.93	$0.13
Diluted	2.76	2.90	0.14

	For the Year Ended December 31, 2009
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$517.9	$521.2	$3.3
Income before income taxes	142.4	139.1	(3.3)
Provision for income taxes	24.9	23.9	(1.0)
Net income	117.5	115.2	(2.3)
Net income per common share:
Basic	$3.82	$3.75	$(0.07)
Diluted	3.81	3.74	(0.07)

Summary Of Receivables

(in millions)	2011	2010	2009
Premiums receivable	$0.9	$(1.1)	$2.4
Reinsurance recoverables	11.4	(0.4)	6.0

Net written off (recovered)	$12.3	$(1.5)	$8.4

Intangible Assets And Accumulated Amortization

	December 31, 2011		December 31, 2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
(in millions)	Amount	Amortization	Amount	Amortization
Lloyd’s capacity	$60.5	n/a	$60.5	n/a
Title plant	1.8	n/a	1.8	n/a
Distribution network	40.4	13.9	39.9	10.1
Additional Lloyd’s capacity	4.8	1.2	3.0	0.6
Other	1.5	0.9	1.5	0.7

	$109.0	$16.0	$106.7	$11.4

Supplemental Cash Flow Information

(in millions)	2011	2010	2009
Junior subordinated debentures	$18.3	$19.3	$21.0
Revolving credit facility	0.0	0.1	0.7
Other indebtedness (1)	3.5	3.1	3.9

Total interest paid	$21.8	$22.5	$25.6

(1)

Other indebtedness in 2011 and 2010 includes Argo International’s floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, “Other Indebtedness” for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Amortized Cost Gross Unrealized Gains Gross Unrealized Losses And Fair Value Of Investments

December 31, 2011		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value
Fixed maturities
USD denominated:
U.S. Governments(1)	$482.8	$12.5	$0.0	$495.3
Non-U.S. Governments	56.2	1.0	1.6	55.6
Obligations of states and political subdivisions	589.3	47.4	0.3	636.4
Credit-Financial	378.3	10.4	5.2	383.5
Credit-Industrial	411.6	20.8	3.4	429.0
Credit-Utility	163.9	7.5	1.2	170.2
Structured securities:
CMO/MBS-agency (3)	516.0	30.7	0.2	546.5
CMO/MBS-non agency	18.5	0.7	0.8	18.4
CMBS (4)	100.7	5.2	0.3	105.6
ABS-residential (5)	15.3	0.1	2.0	13.4
ABS-non residential	47.0	1.0	0.0	48.0
Foreign denominated:
Governments	224.7	9.1	8.8	225.0
Credit	91.1	2.2	4.7	88.6

Total fixed maturities	3,095.4	148.6	28.5	3,215.5
Equity securities	291.5	120.7	8.6	403.6
Other investments	232.3	0.7	1.0	232.0
Short-term investments	296.4	0.0	0.0	296.4

Total investments	$3,915.6	$270.0	$38.1	$4,147.5

December 31, 2010		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value
Fixed maturities
USD denominated:
U.S. Governments(2)	$430.3	$11.3	$0.8	$440.8
Non-U.S. Governments	6.2	0.2	0.0	6.4
Obligations of states and political subdivisions	630.6	25.6	2.9	653.3
Credit-Financial	370.5	12.3	1.7	381.1
Credit-Industrial	378.3	17.6	0.8	395.1
Credit-Utility	164.8	6.4	0.4	170.8
Structured securities:
CMO/MBS-agency (3)	665.7	33.9	0.5	699.1
CMO/MBS-non agency	37.4	1.5	0.6	38.3
CMBS (4)	143.6	6.3	0.9	149.0
ABS-residential (5)	19.3	0.1	2.3	17.1
ABS-non residential	127.7	2.4	0.0	130.1
Foreign denominated:
Governments	202.1	9.5	4.9	206.7
Credit	73.9	2.8	3.1	73.6

Total fixed maturities	3,250.4	129.9	18.9	3,361.4
Equity securities	208.8	116.5	0.8	324.5
Other investments	153.5	0.7	0.0	154.2
Short-term investments	375.2	0.1	0.0	375.3

Total investments	$3,987.9	$247.2	$19.7	$4,215.4

(1)	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
(2)	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
(3)	Collateralized mortgage obligations/mortgage-backed securities (“CMO/MBS”).
(4)	Commercial mortgage-backed securities (“CMBS”).
(5)	Asset-backed securities (“ABS”).

Schedule Of Amortized Cost And Fair Values Of Fixed Maturity Investments, By Contractual Maturity

	Amortized	Fair
(in millions)	Cost	Value
Due in one year or less	$257.1	$258.2
Due after one year through five years	1,264.6	1,295.3
Due after five years through ten years	708.8	753.1
Thereafter	167.4	177.0
Structured securities	697.5	731.9

Total	$3,095.4	$3,215.5

Schedule Of Aging Of Unrealized Losses On Company S Investments In Fixed Maturities Equity Securities And Other Investments

December 31, 2011	Less Than One Year		One Year or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
USD denominated:
U.S. Governments (1)	$41.0	$0.0	$0.0	$0.0	$41.0	$0.0
Non-U.S. Governments	22.4	1.6	0.0	0.0	22.4	1.6
Obligations of states and political subdivisions (1)	1.4	0.0	0.7	0.3	2.1	0.3
Credit-Financial	81.8	3.8	9.4	1.4	91.2	5.2
Credit-Industrial	67.4	3.4	0.0	0.0	67.4	3.4
Credit-Utility	21.7	1.2	0.0	0.0	21.7	1.2
Structured securities:
CMO/MBS-agency	28.9	0.1	3.2	0.1	32.1	0.2
CMO/MBS-non agency	6.7	0.2	4.2	0.6	10.9	0.8
CMBS(1)	0.7	0.0	4.2	0.3	4.9	0.3
ABS-residential	1.2	0.1	9.6	1.9	10.8	2.0
ABS-non residential (1) (2)	4.0	0.0	0.3	0.0	4.3	0.0
Foreign denominated:
Governments	166.3	8.8	0.0	0.0	166.3	8.8
Credit	65.9	4.1	5.3	0.6	71.2	4.7

Total fixed maturities	509.4	23.3	36.9	5.2	546.3	28.5
Equity securities	84.3	8.5	0.2	0.1	84.5	8.6
Other investments	(1.0)	1.0	0.0	0.0	(1.0)	1.0
Short-term investments (1)	21.2	0.0	0.0	0.0	21.2	0.0

Total	$613.9	$32.8	$37.1	$5.3	$651.0	$38.1

(1)	Unrealized losses less than one year are less than $0.1 million.
(2)	Unrealized losses one year or greater are less than $0.1 million

December 31, 2010	Less Than One Year		One Year or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
USD denominated:
U.S. Governments(2)	$55.2	$0.8	$2.0	$0.0	$57.2	$0.8
Obligations of states and political subdivisions	122.6	2.6	2.9	0.3	125.5	2.9
Credit-Financial	53.7	0.6	14.8	1.1	68.5	1.7
Credit-Industrial	44.3	0.8	0.0	0.0	44.3	0.8
Credit-Utility	21.7	0.4	0.0	0.0	21.7	0.4
Structured securities:
CMO/MBS-agency	26.5	0.5	0.0	0.0	26.5	0.5
CMO/MBS-non agency	1.1	0.3	6.6	0.3	7.7	0.6
CMBS	5.3	0.1	8.7	0.8	14.0	0.9
ABS-residential	6.4	0.3	8.5	2.0	14.9	2.3
ABS-non residential (1) (2)	1.5	0.0	0.7	0.0	2.2	0.0
Foreign denominated:
Governments	82.9	3.1	32.3	1.8	115.2	4.9
Credit	26.1	1.3	15.8	1.8	41.9	3.1

Total fixed maturities	447.3	10.8	92.3	8.1	539.6	18.9
Equity securities	9.8	0.8	0.0	0.0	9.8	0.8
Short-term investments (1)	4.3	0.0	0.0	0.0	4.3	0.0

Total	$461.4	$11.6	$92.3	$8.1	$553.7	$19.7

(1)	Unrealized losses less than one year are less than $0.1 million.
(2)	Unrealized losses one year or greater are less than $0.1 million.

Schedule Of Investment Income And Expenses

(in millions)	2011	2010	2009
Investment income:
Interest and dividends on fixed maturities	$121.4	$130.7	$133.6
Dividends on equity securities	9.6	8.7	7.9
Interest on short-term and other investments	4.7	2.6	5.7
Other	(0.5)	(0.1)	7.7

	135.2	141.9	154.9
Investment expenses	(9.4)	(8.3)	(9.4)

Net investment income	$125.8	$133.6	$145.5

Schedule Of The Company's Gross Realized Investment Gains (Losses)

(in millions)	2011	2010	2009
Realized gains
Fixed maturities	$30.5	$31.5	$35.6
Equity securities	26.6	6.3	9.1
Other investments	16.1	8.9	2.7
Short-term investments	1.0	0.2	0.0
Gain on sale of real estate	0.0	0.4	0.0

Gross realized investment and other gains	74.2	47.3	47.4
Realized losses
Fixed maturities	(11.6)	(8.2)	(17.2)
Equity securities	(0.7)	(1.1)	(0.9)
Other investments	(10.5)	(0.3)	(0.7)
Short-term investments	(1.0)	(0.1)	(0.3)
Other-than-temporary impairment losses on fixed maturities	(0.1)	(0.8)	(6.9)
Other-than-temporary impairment losses on equity securities	(1.1)	0.0	(20.3)
Other-than-temporary impairment losses on Funds at Lloyd’s foreign currency exchange	0.0	0.0	(17.8)

Gross realized investment and other losses	(25.0)	(10.5)	(64.1)

Net realized investment and other gains (losses)	$49.2	$36.8	$(16.7)

Securities And Letters Of Credit Pledged To Lloyd's As The Company's Corporate Member's Capital

(in millions)
Letters of credit	$124.9
Fixed maturities, at fair value	125.4
Short-term investments, at fair value	4.8

Total securities and letters of credit pledged to Lloyd’s	$255.1

Financial Assets Measured At Fair Value On A Recurring Basis

(in millions)		Fair Value Measurements at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Fixed maturities
USD denominated:
U.S. Governments	$495.3	$214.9	$280.4	$0.0
Non-U.S. Governments	55.6	0.0	55.6	0.0
Obligations of states and political subdivisions	636.4	0.0	636.4	0.0
Credit-Financial	383.5	0.0	382.8	0.7
Credit-Industrial	429.0	0.0	429.0	0.0
Credit-Utility	170.2	0.0	170.2	0.0
Structured securities:
CMO/MBS-agency	546.5	0.0	546.5	0.0
CMO/MBS-non agency	18.4	0.0	18.4	0.0
CMBS	105.6	0.0	105.6	0.0
ABS-residential	13.4	0.0	13.4	0.0
ABS-non residential	48.0	0.0	48.0	0.0
Foreign denominated:
Governments	225.0	0.0	225.0	0.0
Credit	88.6	0.0	88.6	0.0

Total fixed maturities	3,215.5	214.9	2,999.9	0.7
Equity securities	403.6	352.2	49.0	2.4
Other investments	99.9	0.0	99.9	0.0
Short-term investments	296.4	260.7	35.7	0.0
Other assets	9.0	0.0	0.0	9.0

	$4,024.4	$827.8	$3,184.5	$12.1

(in millions)		Fair Value Measurements at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Fixed maturities
USD denominated:
U.S. Governments	$440.8	$146.2	$294.6	$0.0
Non-U.S. Governments	6.4	0.0	6.4	0.0
Obligations of states and political subdivisions	653.3	0.0	653.3	0.0
Credit-Financial	381.1	0.0	380.4	0.7
Credit-Industrial	395.1	0.0	395.1	0.0
Credit-Utility	170.8	0.0	170.8	0.0
Structured securities:
CMO/MBS-agency	699.1	0.0	699.1	0.0
CMO/MBS-non agency	38.3	0.0	38.3	0.0
CMBS	149.0	0.0	149.0	0.0
ABS-residential	17.1	0.0	17.1	0.0
ABS-non residential	130.1	0.0	130.1	0.0
Foreign denominated:
Governments	206.7	0.0	206.7	0.0
Credit	73.6	0.0	73.6	0.0

Total fixed maturities	3,361.4	146.2	3,214.5	0.7
Equity securities	324.5	253.3	50.2	21.0
Other investments	91.0	0.0	91.0	0.0
Short-term investments	375.3	369.0	6.3	0.0

	$4,152.2	$768.5	$3,362.0	$21.7

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs

Schedule Of Reconciliation Of The Beginning And Ending Balances For The Investments Categorized As Level 3

Fair Value Measurements Using Unobservable Inputs (Level 3)

(in millions)	Credit Financial	Equity Securities	Other Assets	Total
Beginning balance, January 1, 2011	$0.7	$21.0	$0.0	$21.7
Transfers into Level 3	0.0	0.0	0.0	0.0
Transfers out of Level 3	0.0	0.0	0.0	0.0
Total gains or losses (realized/unrealized):				0.0
Included in net loss	0.0	20.5	0.0	20.5
Included in other comprehensive income	0.0	(15.5)	0.0	(15.5)
Purchases, issuances, sales, and settlements				0.0
Purchases	0.0	0.0	9.0	9.0
Issuances	0.0	0.0	0.0	0.0
Sales	0.0	(23.6)	0.0	(23.6)
Settlements	0.0	0.0	0.0	0.0

Ending balance, December 31, 2011	$0.7	$2.4	$9.0	$12.1

Amount of total gains or losses for the period included in net loss attributable to the change in unrealized gains or losses relating to assets still held at December 31, 2011	$0.0	$0.0	$0.0	$0.0

Fair Value Measurements Using Unobservable Inputs (Level 3)

(in millions)	Credit Financial	Equity Securities	Total
Beginning balance, January 1, 2010	$0.7	$14.0	$14.7
Transfers into Level 3	0.0	7.7	7.7
Transfers out of Level 3	0.0	(1.3)	(1.3)
Total gains or losses (realized/unrealized):
Included in net income	0.0	0.0	0.0
Included in other comprehensive income	0.0	1.8	1.8
Purchases, issuances, sales, and settlements
Purchases	0.0	0.0	0.0
Issuances	0.0	0.0	0.0
Sales	0.0	(1.2)	(1.2)
Settlements	0.0	0.0	0.0

Ending balance, December 31, 2010	$0.7	$21.0	$21.7

Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at December 31, 2010	$0.0	$0.0	$0.0

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Reinsurance Premiums

(in millions)	2011	2010	2009
Direct written premiums	$1,261.3	$1,283.2	$1,840.0
Reinsurance ceded to other companies	(473.0)	(431.4)	(567.5)
Reinsurance assumed from other companies	283.5	243.9	148.9

Net written premiums	$1,071.8	$1,095.7	$1,421.4

Direct earned premiums	$1,267.6	$1,424.9	$1,775.9
Reinsurance ceded to other companies	(457.5)	(465.0)	(577.4)
Reinsurance assumed from other companies	271.9	251.7	216.4

Net earned premiums	$1,082.0	$1,211.6	$1,414.9

Percentage of reinsurance assumed to net earned premiums	25.1%	20.8%	15.3%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Provision

(in millions)	2011	2010	2009
Current tax provision	$9.8	$39.0	$26.8
Deferred tax provision (benefit) related to:
Future tax deductions	9.4	(2.8)	(1.9)
Valuation allowance change	0.8	(1.0)	(1.0)

Income tax provision	$20.0	$35.2	$23.9

Schedule Of Pre-Tax (Loss) Income And Effective Income Tax Rate

(in millions)	2011		2010		2009
	Pre-tax	Effective Tax	Pre-tax	Effective Tax	Pre-tax	Effective Tax
	income (loss)	Rate	income (loss)	Rate	income (loss)	Rate
Bermuda	$(129.8)	0.0%	$6.2	0.0%	$53.9	0.0%
United States	99.6	28.4%	125.3	29.9%	87.3	20.6%
United Kingdom	(27.3)	29.5%	(9.4)	38.9%	(2.3)	79.2%
Belgium	0.3	20.7%	0.2	49.2%	0.4	27.2%
Brazil	(4.1)	0.0%	(0.3)	0.0%	n/a	n/a
Dubai	0.1	0.0%	n/a	n/a	n/a	n/a
Ireland (1)	(0.3)	5.0%	(0.1)	5.0%	(0.2)	5.0%
Malta	(0.4)	0.0%	n/a	n/a	n/a	n/a
Switzerland	0.0 (2)	37.3%	0.0 (2)	22.7%	n/a	n/a

Pre-tax (loss) income	$(61.9)		$121.9		$139.1

(1)	Effective tax rate of 5 percent on intercompany dividends of $26.3 million and $152.6 million for the years ended December 31, 2010 and 2009, respectively. Dividends eliminated in consolidation.
(2)	Pre-tax income for the respective year was less than $0.1 million.

Reconciliation Of The Difference Between The Provision For Income Taxes And The Expected Tax Provision At The Weighted Average Tax Rate

(in millions)	2011	2010	2009
Income tax provision at expected rate	$26.0	$42.6	$37.5
Tax effect of:
Tax-exempt interest	(5.8)	(6.1)	(7.3)
Dividends received deduction	(1.6)	(1.4)	(1.4)
Valuation allowance change	0.8	(1.0)	(1.0)
Other permanent adjustments, net	0.3	0.9	0.7
Adjustment for prior year tax return	1.6	1.2	0.0
United States state tax benefit	(0.3)	0.0	(3.5)
Foreign tax credits	0.0	0.0	(0.7)
Other foreign adjustments	0.1	0.2	0.2
Prior year foreign taxes recovered	(0.6)	(0.7)	0.0
Rate adjustment on loss carrybacks	(0.4)	0.0	0.0
Deferred tax rate reduction	(0.4)	(0.1)	0.0
Foreign exchange adjustments	0.3	(0.4)	(0.6)

Income tax provision	$20.0	$35.2	$23.9

Income tax (benefit) provision - Foreign	$(8.0)	$(2.2)	$5.9
Income tax provision - United States Federal	28.5	37.3	23.3
Income tax (benefit) provision - United States State	(0.5)	0.1	(5.3)

Income tax provision	$20.0	$35.2	$23.9

Schedule Of Deferred Tax Assets And Liabilities

(in millions)	2011	2010	2009
Deferred tax asset:
Unrealized losses on fixed maturities and other investment securities	$0.0	$0.4	$0.8
Losses and loss adjustment expense reserve discounting	40.1	41.9	42.3
Unearned premiums	22.6	23.8	28.9
Capital loss carryforward	31.7	32.7	33.6
Allowance for bad debt	2.9	6.3	3.3
Accrual for contingent commissions	1.3	0.7	0.0
Net operating loss carryforward	19.7	19.7	18.7
Impairment of investment values	8.7	11.5	18.9
United States amortization of intangible assets	3.8	1.3	2.0
Accrued vacation	2.1	1.9	1.2
Stock option expense	4.2	4.4	4.4
United Kingdom interest	1.0	1.0	1.9
United Kingdom underwriting profits	0.0	0.5	0.0
Brazil operating losses	1.8	0.1	0.0
Malta operating losses	0.1	0.0	0.0
Other	3.8	7.8	9.3

Deferred tax asset, gross	143.8	154.0	165.3

Deferred tax liability:
Unrealized gains on equity securities	(39.8)	(31.4)	(29.9)
Unrealized gains on fixed maturities and other investment securities	(38.1)	(40.8)	(22.0)
Deferred acquisition costs	(19.1)	(20.1)	(24.1)
United States amortization of intangible assets	(3.0)	0.0	(0.4)
United Kingdom underwriting losses	(1.6)	0.0	(8.8)
United Kingdom amortization of intangible assets	(4.8)	(5.9)	(6.8)
United States state tax	(0.5)	(0.6)	(0.7)
Other	(5.0)	(8.0)	(5.9)

Deferred tax liability, gross	(111.9)	(106.8)	(98.6)

Deferred tax asset, net before valuation allowance	31.9	47.2	66.7
Valuation allowance	(50.4)	(49.6)	(49.5)

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Net deferred tax (liability) asset - Foreign	$(5.0)	$(4.0)	$(13.0)
Net deferred tax (liability) asset - United States	(13.5)	1.6	30.2

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Reserves for Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance Recoverables

(in millions)	2011	2010	2009
Net beginning of the year	$2,253.0	$2,213.2	$2,115.6
Add:
Net reserves from acquired company	0.0	0.1	0.0
Losses and LAE incurred during current calendar year, net of reinsurance:
Current accident year	866.5	820.6	859.4
Prior accident years	(3.4)	(43.1)	(6.3)

Losses and LAE incurred during calendar year, net of reinsurance	863.1	777.5	853.1

Deduct:
Losses and LAE payments made during current calendar year, net of reinsurance:
Current accident year	234.7	199.4	218.9
Prior accident years	577.9	578.0	566.8

Losses and LAE payments made during current calendar year, net of reinsurance:	812.6	777.4	785.7

Additional participation interest (1)	31.2	44.6	18.2
Foreign exchange adjustments	2.0	(5.0)	12.0

Net reserves - end of year	2,336.7	2,253.0	2,213.2
Add:
Reinsurance recoverable on unpaid losses and LAE, end of year	954.4	899.2	990.0

Gross reserves - end of year	$3,291.1	$3,152.2	$3,203.2

(1)	Amount represents additional reserves due to increased syndicate participation.

Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Junior Subordinated Debentures

(in millions)
Issue Date	Trust Preferred Pools	Maturity	Redeemable		Rate Structure	Interest Rate at December 31, 2011	Amount
Argo Group

05/15/2003	PXRE Capital Statutory Trust II	05/15/2033	05/15/2008		3M LIBOR + 4.10%	4.56%	$18.0
05/23/2003	PXRE Capital Trust III	05/23/2033	05/23/2008	(1)	9.75%	9.75%	15.5
10/29/2003	PXRE Capital Trust V	10/29/2033	10/29/2008		3M LIBOR + 3.85%	4.28%	20.6
11/06/2003	PXRE Capital Trust VI	09/30/2033	09/30/2008		3M LIBOR + 3.90%	4.47%	10.3

Argo Group US

01/29/1997	PXRE Capital Trust I	02/01/2027	02/01/2007	(2)	8.85%	8.85%	103.1
05/15/2003	Argonaut Group Statutory Trust I	05/15/2033	05/15/2008		3M LIBOR + 4.10%	4.56%	15.5
12/16/2003	Argonaut Group Statutory Trust III	01/08/2034	01/08/2009		3M LIBOR + 4.10%	4.50%	12.4
04/29/2004	Argonaut Group Statutory Trust IV	04/29/2034	04/29/2009		3M LIBOR + 3.85%	4.31%	13.4
05/26/2004	Argonaut Group Statutory Trust V	05/24/2034	05/24/2009		3M LIBOR + 3.85%	4.35%	12.3
05/12/2004	Argonaut Group Statutory Trust VI	05/12/2034	06/01/2009		3M LIBOR + 3.80%	4.36%	13.4
09/17/2004	Argonaut Group Statutory Trust VII	12/15/2034	09/17/2009		3M LIBOR + 3.60%	4.15%	15.5
09/22/2004	Argonaut Group Statutory Trust VIII	09/22/2034	09/22/2009		3M LIBOR + 3.55%	4.12%	15.5
10/22/2004	Argonaut Group Statutory Trust IX	12/15/2034	12/15/2009		3M LIBOR + 3.60%	4.15%	15.5
09/15/2005	Argonaut Group Statutory Trust X	09/15/2035	09/15/2010		3M LIBOR + 3.40%	3.95%	30.9
	PXRE Capital Trust I Unamortized discount						(0.4)

	Total Outstanding						$311.5

(1)

Redeemable at a call price (expressed as a percentage of principal) of 104.875% at May 2008 declining annually to 100.975% at May 2012, and 100% thereafter, plus accrued and unpaid interest in all cases.

(2)

Redeemable at a call price (expressed as a percentage of principal) of 104.180% at February 2007 declining annually to 100.418% at February 2016, and 100% thereafter, plus accrued and unpaid interest in all cases.

Other Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Floating Rate Loan Stock, Notes Outstanding

(in millions)
Issue Date	Currency	Maturity	Redeemable	Rate Structure	Interest Rate at December 31, 2011	Amount
12/08/2004	U.S. Dollar	11/15/2034	12/08/2009	6 month LIBOR + 4.2%	4.61%	$6.5
09/06/2005	Euro	08/22/2035	09/06/2010	3 month LIBOR + 4.0%	5.47%	16.1
10/31/2006	U.S. Dollar	01/15/2036	01/15/2011	6 month LIBOR + 4.0%	4.41%	10.0
10/31/2006	Euro	11/22/2036	10/31/2011	3 month LIBOR + 4.0%	5.47%	14.0
06/08/2007	Euro	09/15/2037	06/08/2012	3 month LIBOR + 3.9%	5.33%	18.1

						$64.7

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Repurchase Of Shares

Date Trading	2011 and 2012	Number of	Average Price of	Total Cost	Repurchase
Plan Initiated	Purchase Period	Shares Repurchased	Shares Repurchased	(in millions)	Authorization Year
12/15/2010	01/01/11-02/22/11 (1)	406,290	$ 36.59	$ 14.8	2007
03/15/2011	03/16/11-04/27/11	123,539	$ 32.02	4.0	2011
09/15/2011	09/16/11-10/07/11	354,551	$ 28.20	10.0	2011
12/14/2011	12/16/11-02/16/12 (2)	257,329	$ 29.06	7.5	2011

(1)

The above table only reflects the 2011 activity under this Rule 10b5-1 trading plan. In 2010, 110,300 shares were repurchased under this Rule 10b5-1 trading plan for a total cost of $4.2 million. Total shares repurchased in 2010 and 2011 under this Rule 10b5-1 trading plan are 516,590 shares at an average price of $36.94 for a total cost of $19.0 million.

(2)	Through December 31, 2011, 73,018 shares were repurchased at an average price of $28.90 for a total cost of $2.1 million.

Schedule Of Authorized And Unissued Common Shares Reserved

Reserve Name	Shares Reserved
2007 Long-Term Incentive Plan	4,164,209
2007 Employee Share Purchase Plan	555,793
Argonaut Group historical stock compensation plans	421,639
PXRE historical stock compensation plans	12,691

Total	5,154,332

Net (Loss) Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Common Share On A Basic And Diluted Basis

(in millions, except number of shares and per share amounts)	2011	2010	2009
Net (loss) income	$(81.9)	$86.7	$115.2

Weighted average common shares outstanding - basic	27,169,132	29,566,004	30,731,226
Effect of dilutive securities
Equity compensation awards	0	369,968	111,668

Weighted average common shares outstanding - diluted	27,169,132	29,935,972	30,842,894

Net (loss) income per common share - basic	$(3.02)	$2.93	$3.75

Net (loss) income per common share - diluted	$(3.02)	$2.90	$3.74

Underwriting, Acquisition and Insurance Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Underwriting, Acquisition And Insurance Expenses

(in millions)	2011	2010	2009
Commissions	$183.9	$198.3	$288.1
General expenses	210.1	213.6	209.9
Premium taxes, boards and bureaus	24.0	23.6	29.6

	418.0	435.5	527.6
Net amortization (deferral) of policy acquisition costs	7.7	30.5	(6.4)

Total underwriting, acquisition and insurance expenses	$425.7	$466.0	$521.2

Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Change In Plan Assets

(in millions)	2011	2010
Change in plan assets
Fair value of plan assets at beginning of year	$21.5	$21.7
Actual return on plan assets	0.2	2.1
Employer contributions	0.2	0.2
Benefits paid	(2.2)	(2.5)

Fair value of plan assets at end of year	$19.7	$21.5

Schedule Of Change In Projected Benefit Obligation
(in millions)	2011	2010
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$22.3	$23.4
Interest cost	1.0	1.2
Actuarial loss	1.6	0.2
Settlements	(0.9)	(1.3)
Benefits paid	(1.3)	(1.2)

Projected benefit obligation at end of year	$22.7	$22.3

Schedule Of Assumption To Determine Benefit Obligations

	2011	2010
Weighted average discount rate	4.50%	5.00%
Expected rate of increase in future compensation levels	n/a	n/a

Schedule Of Assumptions To Determine Net Periodic Benefit Cost

	2011	2010	2009
Weighted average discount rate	4.98%	5.11%	6.00%
Expected return on plan assets	6.00%	5.44%	6.00%
Expected rate of increase in future compensation levels	n/a	n/a	n/a

Components Of Net Periodic Benefit Cost

(in millions)	2011	2010	2009
Interest cost	$1.0	$1.2	$1.3
Expected return on plan assets	(1.2)	(1.1)	(1.2)
Settlement charge	0.2	0.4	0.0
Amortization of actuarial loss	0.2	0.2	0.2

Net periodic benefit cost	$0.2	$0.7	$0.3

Schedule Of Fair Value Measurement

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$2.5	$2.5	$0.0	$0.0
Small-mid cap U.S. equity	0.8	0.8	0.0	0.0
International equity	1.1	1.1	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	0.9	0.9	0.0	0.0
U.S. & global government & corporate fixed income	12.9	12.9	0.0	0.0
Fixed Income
Corporate bonds (1)	0.4	0.0	0.4	0.0
Asset Backed Securities (2)	0.3	0.0	0.3	0.0
Cash & short-term investments
Short-term investment fund (3)	0.3	0.0	0.3	0.0
Money Market Mutual Fund (4)	0.1	0.0	0.1	0.0

Total	$19.7	$18.6	$1.1	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two corporate bonds that mature in 2015 and 2020.
(2)	Assets invested in two asset backed securities. One will mature in 2013 and the other will mature in 2016.
(3)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.
(4)

Assets invested in a money market mutual fund primarily invested in a portfolio of short-term, high quality, fixed-income securities. The funds strategy is to invest in a portfolio of high-quality, dollar-denominated, fixed-income securities which are issued by banks, corporations, and the U.S. Government and that mature in 397 days or less. There are no restrictions on trading of the fund’s shares other than normal business days and hours.

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$3.5	$3.5	$0.0	$0.0
Small-mid cap U.S. equity	1.4	1.4	0.0	0.0
International equity	1.3	1.3	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	1.2	1.2	0.0	0.0
U.S. & global government & corporate fixed income	11.5	11.5	0.0	0.0
Fixed Income
Municipal bonds (1)	0.5	0.0	0.5	0.0
Corporate bonds (2)	0.9	0.0	0.9	0.0
Asset Backed Securities (3)	0.5	0.0	0.5	0.0
Cash & short-term investments
Short-term investment fund (4)	0.3	0.0	0.3	0.0

Total	$21.5	$19.3	$2.2	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two municipal bonds. Both bonds will mature in 2013.
(2)	Assets invested in four Corporate bonds that mature in 2011, 2015, 2018 and 2020.
(3)	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016.
(4)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.

Schedule Of Expected Benefit Payments

Pension
(in millions)	Benefits
2012	$1.6
2013	1.9
2014	1.6
2015	1.7
2016	1.8
Years 2017 to 2021	7.9

Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Assumptions

	2011	2010	2009
Risk-free rate of return	0.81% to 2.07%	1.34% to 2.65%	0.40% to 2.82%
Expected dividend yields	1.37% to 1.56%	1.48% to 1.65%	0.00%
Expected award life (years)	5.04 to 5.07	1.00 to 5.08	1.00 to 4.81
Expected volatility	32.2% to 32.8%	31.3% to 31.8%	29.9% to 50.78%

2007 Plan [Member]
Summary Of Stock Option Activity

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	447,603	$36.28
Granted	84	$39.19
Exercised	(3,104)	$35.23
Expired or forfeited	(33,269)	$36.87

Outstanding at December 31, 2011	411,314	$36.70	3.3	$0.0

Vested or expected to vest as of year end	391,759	$36.15	3.3	$0.0

Exercisable at end of year	317,903	$36.82	3.3	$0.0

Summary Of Restricted Share Units Activity Under The 2007 Plan

		Weighted-Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	102,243	$30.11
Granted	95,028	$32.47
Vested and issued	(31,144)	$32.89
Expired or forfeited	(17,754)	$31.87

Outstanding at December 31, 2011	148,373	$31.88

Summary Of Stock-Settled SARs Activity Under The 2007 Plan

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	630,947	$28.22
Granted	493,518	$32.18
Exercised	(13,397)	$28.38
Expired or forfeited	(183,843)	$28.97

Outstanding at December 31, 2011	927,225	$30.18

Vested or expected to vest as of year end	785,833	$37.41

Exercisable at end of year	201,645	$28.53

Summary Of Cash-Settled SARs Activity Under The 2007 Plan

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	659,224	$28.25
Granted	583,709	$32.42
Exercised	(22,342)	$28.07
Expired or forfeited	(134,548)	$29.22

Outstanding at December 31, 2011	1,086,043	$30.38

Vested or expected to vest as of year end	904,555	$30.21

Exercisable at end of year	216,012	$28.26

Amended Plan [Member]
Summary Of The Non-Vested Shares Activity Under The Amended Plan

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	459,434	$36.80
Granted	0	$0.00
Exercised	(10,619)	$28.43
Expired or forfeited	(40,144)	$47.88

Outstanding at December 31, 2011	408,671	$35.93	1.3	$427,676

Vested or expected to vest as of year end	408,671	$35.93	1.3	$427,676

Exercisable at end of year	408,671	$35.93	1.3	$427,676

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Revenue And Income (Loss) Before Income Taxes For Each Segment

(in millions)	2011	2010	2009
Revenue:
Earned premiums
Excess and Surplus Lines	$405.3	$489.7	$537.0
Commercial Specialty	316.7	332.8	364.0
International Specialty	101.3	100.3	87.7
Syndicate 1200	259.3	290.1	424.1
Run-off Lines	(0.6)	(1.3)	2.1

Total earned premiums	1,082.0	1,211.6	1,414.9
Net investment income
Excess and Surplus Lines	56.0	58.6	62.8
Commercial Specialty	27.7	29.8	29.3
International Specialty	10.9	8.4	8.5
Syndicate 1200	17.2	14.2	11.5
Run-off Lines	13.3	17.2	22.6
Corporate and Other	0.7	5.4	10.8

Total net investment income	125.8	133.6	145.5
Fee income, net	1.4	2.5	1.1
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total revenue	$1,258.4	$1,384.5	$1,544.8

(in millions)	2011	2010	2009
(Loss) income before income taxes
Excess and Surplus Lines	$65.9	$64.6	$61.6
Commercial Specialty	(3.6)	32.2	46.6
International Specialty	(70.9)	33.1	50.3
Syndicate 1200	(67.0)	(30.8)	23.1
Run-off Lines	(5.3)	4.4	6.4

Total segment (loss) income before taxes	(80.9)	103.5	188.0
Corporate and Other	(30.2)	(18.4)	(32.2)
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total (loss) income before income taxes	$(61.9)	$121.9	$139.1

Schedule Of Earned Premiums By Geographic Location

(in millions)	2011	2010	2009
Bermuda	$101.5	$98.6	$87.2
United Kingdom	259.3	290.1	424.0
United States	721.2	822.9	903.7

Total earned premiums	$1,082.0	$1,211.6	$1,414.9

Identifiable Assets

	December 31,
(in millions)	2011	2010
Excess and Surplus Lines	$2,268.7	$2,322.3
Commercial Specialty	1,284.1	1,292.4
International Specialty	661.1	499.6
Syndicate 1200	1,545.5	1,571.7
Run-off Lines	560.0	638.3
Corporate and Other	58.9	139.6

Total	$6,378.3	$6,463.9

Schedule Of Goodwill And Intangible Assets Net Of Accumulated Amortization

			Intangible Assets, Net of
	Goodwill		Accumulated Amortization
(in millions)	2011	2010	2011	2010
Excess and Surplus Lines	$76.4	$76.4	$4.6	$5.2
Commercial Specialty	48.7	48.7	7.6	7.9
Syndicate 1200	28.7	28.7	80.8	82.2

Total	$153.8	$153.8	$93.0	$95.3

Run-Off Lines (Tables)	12 Months Ended
Dec. 31, 2011
Gross Reserves For Run-Off Lines

(in millions)	2011	2010
Asbestos and Environmental:
Reinsurance assumed	$62.2	$76.1
Other	13.1	14.1

Total Asbestos and Environmental	75.3	90.2
Risk management	296.1	328.0
PXRE run-off lines	24.5	31.1
Other run-off lines	7.4	7.7

Total Run-off Lines	$403.3	$457.0

Total Gross Reserves For Asbestos Exposure

(in millions)	2011	2010	2009
Direct written
Case reserves	$2.8	$3.2	$23.5
ULAE	2.0	2.5	2.9
IBNR	2.5	5.7	9.6

Total direct written reserves	7.3	11.4	36.0
Assumed domestic
Case reserves	21.7	24.5	28.4
ULAE	3.1	3.8	4.3
IBNR	19.7	25.8	22.1

Total assumed domestic reserves	44.5	54.1	54.8
Assumed London
Case reserves	6.2	7.9	9.8
ULAE	0.7	0.9	1.2
IBNR	4.0	5.0	6.7

Total assumed London reserves	10.9	13.8	17.7

Total asbestos reserves	$62.7	$79.3	$108.5

Net Underwriting Results For Run-Off Lines

(in millions)	2011	2010	2009
Asbestos and Environmental:
Reinsurance assumed	$(6.7)	$(9.5)	$(0.4)
Other	(5.0)	0.0	(6.1)

Total Asbestos and Environmental	(11.7)	(9.5)	(6.5)

Risk management	2.6	(1.8)	(15.6)
PXRE run-off lines	(5.5)	0.7	6.0
Other run-off lines	(2.2)	0.0	0.0

Total Run-off Lines	$(16.8)	$(10.6)	$(16.1)

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Future Minimum Payments Under Non-Cancelable Operating Leases

(in millions)	Amount Due
2012	$10.7
2013	9.3
2014	7.8
2015	6.7
2016	5.9
Thereafter	13.4

Total	$53.8

Statutory Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Statutory Policyholder's Surplus And Net Income

(in millions)	2011	2010	2009
	(unaudited)	(unaudited)	(unaudited)
Net income	$206.0	$110.9	$123.9
Surplus	$777.6	$841.5	$705.2

Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of The Company's Financial Instruments Whose Carrying Amount Did Not Equal Fair Value

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Junior subordinated debentures	$311.5	$250.8	$311.5	$238.6

Other indebtedness:
Floating rate loan stock	64.7	46.8	64.2	44.3
Note payable	0.8	0.6	0.8	0.5

	$377.0	$298.2	$376.5	$283.4

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2011
Total revenue	$297.2	$336.4	$306.2	$318.6
Net (loss) income before income taxes	(96.7)	30.7	(4.0)	8.1
Net (loss) income	(94.1)	21.6	(10.8)	1.4
Net (loss) income per common share
Basic*	$(3.42)	$0.79	$(0.39)	$0.05
Diluted*	$(3.42)	$0.78	$(0.39)	$0.05

Comprehensive (loss) income	$(86.2)	$31.3	$(61.9)	$27.1

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2010
Total revenue	$372.3	$362.4	$333.3	$316.5
Net income before income taxes	38.7	34.3	33.2	15.7
Net income	23.9	27.3	24.2	11.3
Net income per common share
Basic*	$0.78	$0.91	$0.83	$0.40
Diluted*	$0.77	$0.90	$0.82	$0.39

Comprehensive income (loss)	$29.8	$27.6	$84.1	$(14.6)

*	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

Information Provided In Connection With Outstanding Debt Of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Balance Sheet

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Assets
Investments	$(0.8)	$2,778.5	$1,369.8	$0.0	$4,147.5
Cash	0.0	85.1	15.8	0.0	100.9
Premiums receivable	0.0	151.2	157.8	0.0	309.0
Reinsurance recoverables	0.0	1,140.5	3.6	0.0	1,144.1
Goodwill and other intangible assets	0.0	137.2	109.6	0.0	246.8
Current income taxes receivable, net	0.0	0.0	11.2	0.0	11.2
Deferred acquisition costs, net	0.0	55.8	45.7	0.0	101.5
Ceded unearned premiums	0.0	77.2	102.2	0.0	179.4
Other assets	6.8	88.5	42.6	0.0	137.9
Due from affiliates	0.0	0.0	0.3	(0.3)	0.0
Intercompany note receivable	0.0	90.8	(90.8)	0.0	0.0
Investment in subsidiaries	1,530.6	0.0	0.0	(1,530.6)	0.0

Total assets	$1,536.6	$4,604.8	$1,767.8	$(1,530.9)	$6,378.3

Liabilities and Shareholders’ Equity
Reserves for losses and loss adjustment expenses	$0.0	$2,291.2	$999.9	$0.0	$3,291.1
Unearned premiums	0.0	397.8	260.4	0.0	658.2
Funds held and ceded reinsurance payable, net	0.0	562.8	(102.5)	0.0	460.3
Long-term debt	64.4	247.9	64.7	0.0	377.0
Current income taxes payable, net	0.0	1.8	(1.8)	0.0	0.0
Deferred tax liabilities, net	0.0	13.4	5.1	0.0	18.5
Accrued underwriting expenses and other liabilities	8.9	81.7	19.6	0.0	110.2
Due to affiliates	0.3	0.6	(0.6)	(0.3)	0.0

Total liabilities	73.6	3,597.2	1,244.8	(0.3)	4,915.3

Total shareholders’ equity	1,463.0	1,007.6	523.0	(1,530.6)	1,463.0

Total liabilities and shareholders’ equity	$1,536.6	$4,604.8	$1,767.8	$(1,530.9)	$6,378.3

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Assets
Investments	$0.2	$2,818.2	$1,397.0	$0.0	$4,215.4
Cash	0.0	61.6	21.9	0.0	83.5
Premiums receivable	0.0	165.2	136.6	0.0	301.8
Reinsurance recoverables	0.0	1,173.2	31.4	0.0	1,204.6
Goodwill and other intangible assets	0.0	138.1	111.0	0.0	249.1
Current income taxes receivable, net	0.0	1.4	3.1	0.0	4.5
Deferred acquisition costs, net	0.0	58.4	56.0	0.0	114.4
Ceded unearned premiums	0.0	69.3	94.7	0.0	164.0
Other assets	5.9	79.0	41.7	0.0	126.6
Due from affiliates	0.0	0.0	3.0	(3.0)	0.0
Intercompany note receivable	0.0	64.7	(5.8)	(58.9)	0.0
Investment in subsidiaries	1,740.4	0.0	0.0	(1,740.4)	0.0

Total assets	$1,746.5	$4,629.1	$1,890.6	$(1,802.3)	$6,463.9

Liabilities and Shareholders’ Equity
Reserves for losses and loss adjustment expenses	$0.0	$2,393.7	758.5	$0.0	$3,152.2
Unearned premiums	0.0	407.4	246.7	0.0	654.1
Funds held and ceded reinsurance payable, net	0.0	535.5	22.2	0.0	557.7
Long-term debt	64.4	247.9	64.2	0.0	376.5
Deferred tax liabilities, net	0.0	(1.5)	3.9	0.0	2.4
Accrued underwriting expenses and other liabilities	10.6	70.0	30.8	0.0	111.4
Due to affiliates	3.0	1.8	(1.8)	(3.0)	0.0
Intercompany note payable (receivable)	58.9	0.0	0.0	(58.9)	0.0

Total liabilities	136.9	3,654.8	1,124.5	(61.9)	4,854.3

Total shareholders’ equity	1,609.6	974.3	766.1	(1,740.4)	1,609.6

Total liabilities and shareholders’ equity	$1,746.5	$4,629.1	$1,890.6	$(1,802.3)	$6,463.9

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

Condensed Consolidating Statement Of (Loss) Income

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$440.7	$641.3	$0.0	$1,082.0
Net investment income (3)	100.1	88.9	36.8	(100.0)	125.8
Fee income, net	0.0	0.1	1.3	0.0	1.4
Net realized investment and other gains	0.0	36.9	12.3	0.0	49.2

Total revenue	100.1	566.6	691.7	(100.0)	1,258.4

Expenses:
Losses and loss adjustment expenses	0.0	290.0	573.1	0.0	863.1
Other reinsurance-related expense	0.0	0.0	5.9	0.0	5.9
Underwriting, acquisition and insurance expenses	22.6	161.5	241.6	0.0	425.7
Interest expense	5.4	15.5	1.2	0.0	22.1
Foreign currency exchange loss	0.0	0.0	3.5	0.0	3.5

Total expenses	28.0	467.0	825.3	0.0	1,320.3

Income (loss) before income taxes	72.1	99.6	(133.6)	(100.0)	(61.9)
Provision (benefit) for income taxes	0.0	28.0	(8.0)	0.0	20.0

Net income (loss) before equity in losses of subsidiaries	72.1	71.6	(125.6)	(100.0)	$(81.9)
Equity in undistributed losses of subsidiaries)	(154.0)	0.0	0.0	154.0	0.0

Net (loss) income	$(81.9)	$71.6	$(125.6)	$54.0	$(81.9)

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations
(3)	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$490.5	$721.1	$0.0	$1,211.6
Net investment income (3)	17.7	89.8	43.6	(17.5)	133.6
Fee income, net	0.0	0.3	2.2	0.0	2.5
Net realized investment and other gains	0.0	25.0	11.8	0.0	36.8

Total revenue	17.7	605.6	778.7	(17.5)	1,384.5

Expenses:
Losses and loss adjustment expenses	0.0	290.9	486.6	0.0	777.5
Other reinsurance-related expense	0.0	0.0	0.0	0.0	0.0
Underwriting, acquisition and insurance expenses	27.4	172.3	266.3	0.0	466.0
Interest expense	4.8	16.4	1.7	0.0	22.9
Foreign currency exchange loss	0.0	0.7	(4.5)	0.0	(3.8)

Total expenses	32.2	480.3	750.1	0.0	1,262.6

Income (loss) before income taxes	(14.5)	125.3	28.6	(17.5)	121.9
Provision (benefit) for income taxes	0.0	37.5	(2.3)	0.0	35.2

Net income (loss) before equity in losses of subsidiaries	(14.5)	87.8	30.9	(17.5)	86.7
Equity in undistributed losses of subsidiaries)	101.2	0.0	0.0	(101.2)	0.0

Net (loss) income	$86.7	$87.8	$30.9	$(118.7)	$86.7

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations
(3)	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Premiums and other revenue:
Earned premiums	$0.0	$535.9	$879.0	$0.0	$1,414.9
Net investment income	(1.7)	112.3	34.9	0.0	145.5
Fee income, net	0.0	0.4	0.7	0.0	1.1
Net realized investment and other gains	0.0	5.0	(21.7)	0.0	(16.7)

Total revenue	(1.7)	653.6	892.9	0.0	1,544.8

Expenses:
Losses and loss adjustment expenses	0.0	348.5	504.6	0.0	853.1
Other reinsurance-related expense	0.0	0.0	0.0	0.0	0.0
Underwriting, acquisition and insurance expenses	15.2	200.6	305.4	0.0	521.2
Interest expense	3.9	17.0	4.8	0.0	25.7
Foreign currency exchange loss	0.0	0.0	(0.2)	0.0	(0.2)
Impairment of intangible asset	0.0	0.0	5.9	0.0	5.9

Total expenses	19.1	566.1	820.5	0.0	1,405.7

Income (loss) before income taxes	(20.8)	87.5	72.4	0.0	139.1
Provision (benefit) for income taxes	0.0	18.0	5.9	0.0	23.9

Net income (loss) before equity in losses of subsidiaries	(20.8)	69.5	66.5	0.0	115.2
Equity in undistributed losses of subsidiaries)	136.0	0.0	0.0	(136.0)	0.0

Net (loss) income	$115.2	$69.5	$66.5	$(136.0)	$115.2

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

Condensed Consolidating Statement Of Cash Flows

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$71.6	$27.6	$(156.3)	$39.4	$(17.7)

Cash flows from investing activities:
Proceeds from sales of investments	0.0	869.3	501.5	0.0	1,370.8
Proceeds from maturities and mandatory calls of investments	0.0	275.0	175.9	0.0	450.9
Purchases of investments	0.0	(1,123.5)	(671.4)	0.0	(1,794.9)
Change in short-term investments and foreign regulatory deposits	0.0	61.9	6.4	0.0	68.3
Settlements of foreign currency exchange forward contracts	1.3	0.0	6.4	0.0	7.7
Issuance of intercompany note	0.0	(23.5)	23.5	0.0	0.0
Other, net	(0.3)	(13.7)	11.5	0.0	(2.5)

Cash provided (used) by investing activities	1.0	45.5	53.8	0.0	100.3

Cash flows from financing activities
Borrowings under intercompany note	(60.6)	0.0	0.0	60.6	0.0
Activity under stock incentive plans	1.1	0.0	0.0	0.0	1.1
Repurchase of Company’s common shares	0.0	(49.5)	0.0	0.0	(49.5)
Excess tax expense from share-based payment arrangements	0.0	(0.1)	0.0	0.0	(0.1)
Payment of cash dividend to common shareholders	(13.1)	0.0	100.0	100.0	(13.1)

Cash used by financing activities	(72.6)	(49.6)	100.0	(39.4)	(61.6)

Effect of exchange rate changes on cash	0.0	0.0	(3.6)	0.0	(3.6)

Change in cash	0.0	23.5	(6.1)	0.0	17.4
Cash, beginning of period	0.0	61.6	21.9	0.0	83.5

Cash, end of period	$0.0	$85.1	$15.8	$0.0	$100.9

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$(11.2)	$(9.7)	$(36.5)	$(54.3)	$(3.1)

Cash flows from investing activities:
Proceeds from sales of investments	0.0	1,150.6	742.8	0.0	1,893.4
Proceeds from maturities and mandatory calls of investments	0.0	332.3	207.0	0.0	539.3
Purchases of investments	0.0	(1,314.5)	(956.3)	0.0	(2,270.8)
Change in short-term investments and foreign regulatory deposits	1.8	(2.6)	42.9	0.0	42.1
Other, net	(0.1)	(14.8)	(5.2)	0.0	(20.1)

Cash provided (used) by investing activities	1.7	151.0	31.2	0.0	183.9

Cash flows from financing activities:
Borrowings under intercompany note	36.8	0.0	0.0	(36.8)	0.0
Activity under stock incentive plans	4.4	0.0	(0.1)	0.0	4.3
Repurchase of Company’s common shares	(17.5)	(87.7)	0.0	0.0	(105.2)
Excess tax expense from share-based payment arrangements	0.0	(0.3)	0.0	0.0	(0.3)
Payment of cash dividend to common shareholders	(14.2)	(1.3)	18.8	(17.5)	(14.2)

Cash used by financing activities	9.5	(89.3)	18.7	(54.3)	(115.4)

Change in cash	(0.0)	52.0	13.4	0.0	65.4
Cash, beginning of period	0.0	9.6	8.5	0.0	18.1

Cash, end of period	$(0.0)	$61.6	$21.9	$0.0	$83.5

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

	Argo Group International Holdings, Ltd (Parent Guarantor)	Argo Group US, Inc. and Subsidiaries (Subsidiary Issuer)	Other Subsidiaries and Eliminations (1)	Consolidating Adjustments (2)	Total
Net cash flows from operating activities	$(2.5)	$117.1	$187.2	$0.0	$301.8

Cash flows from investing activities:
Proceeds from sales of investments	0.0	890.9	448.9	0.0	1,339.8
Proceeds from maturities and mandatory calls of investments	0.0	323.8	115.2	0.0	439.0
Purchases of investments	0.0	(1,219.1)	(838.1)	0.0	(2,057.2)
Change in short-term investments and foreign regulatory deposits	(0.2)	15.0	36.8	0.0	51.6
Other, net	(0.8)	(18.8)	5.6	0.0	(14.0)

Cash provided (used) by investing activities	(1.0)	(8.2)	(231.6)	0.0	(240.8)

Cash flows from financing activities:
Activity under revolving credit facility, net	0.0	(50.9)	0.0	0.0	(50.9)
Activity under stock incentive plans	3.1	0.0	0.0	0.0	3.1
Excess tax expense from share-based payment arrangements	0.0	(0.3)	0.0	0.0	(0.3)
Payment of cash dividend to common shareholders	0.0	(52.6)	52.6	0.0	0.0

Cash used by financing activities	3.1	(103.8)	52.6	0.0	(48.1)

Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0

Change in cash	(0.4)	5.1	8.2	0.0	12.9
Cash, beginning of period	0.4	4.5	0.3	0.0	5.2

Cash, end of period	$0.0	$9.6	$8.5	$0.0	$18.1

(1)	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
(2)	Includes all Argo Group parent company eliminations

Condensed Financial Information Of Registrant (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Balance Sheets

BALANCE SHEETS	December 31,
	2011	2010
Assets
Other investments, unrealized loss on foreign currency exchange forward contracts	$(1.0)	$0.0
Short-term investments	0.2	0.2
Investment in subsidiaries	1,530.6	1,740.4
Other assets	6.8	5.9

Total assets	$1,536.6	$1,746.5

Liabilities and Shareholders’ Equity
Junior subordinated debentures	$64.4	$64.4
Intercompany note payable (1)	0.0	58.9
Due to subsidiaries	0.3	3.0
Accrued underwriting expense	8.4	10.1
Other liabilities	0.5	0.5

Total liabilities	73.6	136.9
Shareholders’ equity	1,463.0	1,609.6

Total liabilities and shareholders’ equity	$1,536.6	$1,746.5

(1)

In December 2010, select intercompany transactions with one subsidiary were converted to a note payable agreement which began accruing interest retroactively to March 1, 2010. Some of these transactions had previously been reflected in “Due to subsidiaries.”

Schedule Of Statements Of Income

STATEMENTS OF (LOSS) INCOME	For the Years Ended December 31,
	2011	2010	2009
Net investment income (2)	$100.1	$17.7	$(1.7)

Expenses:
Interest expense	5.4	4.8	3.9
Other expenses	22.6	27.4	15.2

Total operating expenses	28.0	32.2	19.1

Net income (loss) before equity in (losses) earnings of subsidiaries (3)	72.1	(14.5)	(20.8)
Equity in undistributed (losses) earnings of subsidiaries	(154.0)	101.2	136.0

Net (loss) income	$(81.9)	$86.7	$115.2

(2)	For the years ended December 31, 2011 and 2010, net investment income includes intercompany dividend activity of $100.0 million and $17.5 million, respectively.
(3)	Argo Group International Holdings, Ltd. is not subject to taxation.

Schedule Of Statements Of Cash Flows

STATEMENTS OF CASH FLOWS	For the Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net (loss) income	$(81.9)	$86.7	$115.2
Adjustments to reconcile net (loss) income to net cash provided (used) by operating activities:
Amortization and depreciation	0.8	0.5	0.5
Share-based payments expense	2.6	4.1	3.0
Undistributed (losses) earnings in subsidiaries	154.0	(101.2)	(136.0)
Change in:
Prepaid assets	(0.8)	(0.5)	(0.2)
Accrued underwriting expense	(1.6)	1.8	0.0
Due to subsidiaries	(3.2)	(3.0)	14.9
Interest on intercompany note payable	1.7	1.2	0.0
Other assets and liabilities, net	0.0	(0.8)	0.1

Cash provided (used) by operating activities	71.6	(11.2)	(2.5)

Cash flows from investing activities:
Change in short-term investments	0.0	1.8	(0.2)
Settlements of foreign currency exchange forward contracts	1.3	0.0	0.0
Purchases of fixed assets	(0.3)	(0.1)	(0.8)

Cash (used) provided by investing activities	1.0	1.7	(1.0)

Cash flows from financing activities:
Borrowings under intercompany note payable, net	(60.6)	36.8	0.0
Activity under stock incentive plans	1.1	4.4	3.1
Repurchase of Company’s common shares	0.0	(17.5)	0.0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0.0

Cash (used) provided by financing activities	(72.6)	9.5	3.1

Change in cash	0.0	0.0	(0.4)
Cash, beginning of period	0.0	0.0	0.4

Cash, end of period	$0.0	$0.0	$0.0

Supplementary Insurance Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Supplementary Insurance Information

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

For the Years Ended December 31, 2011, 2010 and 2009

(in millions)

							Amortization
		Future		Premium	Net Invest.	Loss	(Deferral)	Other	Premiums
	DAC	Benefits	UPR	Revenue	Income	& LAE	DAC	Operating Exp	Written
Segment	(a)	(b)	(c)	(d)	(e) (l)	(f)	(g) (2)	(h) (3)	(i)
Year Ended December 31, 2011

Excess and Surplus Lines	$34.9	$1,271.8	$215.9	$405.3	$56.0	$247.1	$2.6	$137.2	$390.0
Commercial Specialty	22.1	622.8	176.4	316.7	27.7	236.4	(1.1)	107.8	317.2
International Specialty	1.4	237.9	79.3	101.3	10.9	149.1	(0.4)	31.2	97.4
Syndicate 1200	43.1	755.3	186.6	259.3	17.2	222.6	6.6	112.4	266.8
Run-off Lines	0.0	403.3	0.0	(0.6)	13.3	7.9	0.0	8.3	0.4
Corporate and Other	0.0	0.0	0.0	0.0	0.7	0.0	0.0	21.1	0.0

	$101.5	$3,291.1	$658.2	$1,082.0	$125.8	$863.1	$7.7	$418.0	$1,071.8

Year Ended December 31, 2010

Excess and Surplus Lines	$37.5	$1,338.0	$229.9	$489.7	$58.6	$311.1	$9.1	$157.1	$436.7
Commercial Specialty	21.0	610.5	173.0	332.8	29.8	221.8	3.3	101.4	314.1
International Specialty	1.0	123.0	67.3	100.3	8.4	43.3	1.1	27.6	106.3
Syndicate 1200	54.9	623.7	183.7	290.1	14.2	203.2	17.0	114.1	240.9
Run-off Lines	0.0	457.0	0.2	(1.3)	17.2	(1.9)	0.0	11.1	(2.3)
Corporate and Other	0.0	0.0	0.0	0.0	5.4	0.0	0.0	24.2	0.0

	$114.4	$3,152.2	$654.1	$1,211.6	$133.6	$777.5	$30.5	$435.5	$1,095.7

Year Ended December 31, 2009

Excess and Surplus Lines	$46.6	$1,359.6	$293.1	$537.0	$62.8	$355.0	$1.9	$181.3	$529.8
Commercial Specialty	24.3	605.4	191.9	364.0	29.3	239.9	(0.5)	107.7	358.8
International Specialty	2.1	76.0	54.7	87.7	8.5	15.4	1.0	29.5	98.9
Syndicate 1200	80.5	609.6	263.0	424.1	11.5	244.4	(8.8)	171.7	432.0
Run-off Lines	0.0	552.6	0.9	2.1	22.6	(1.6)	0.0	19.9	1.9
Corporate and Other	0.0	0.0	0.0	0.0	10.8	0.0	0.0	17.5	0.0

	$153.5	$3,203.2	$803.6	$1,414.9	$145.5	$853.1	$(6.4)	$527.6	$1,421.4

(a)	Deferred Policy Acquisition Cost
(b)	Future Policy Benefits, Losses, Claims and Loss Expenses
(c)	Unearned Premiums
(d)	Premium Revenue, net (premiums earned)
(e)	Net Investment Income
(f)	Benefits, Claims, Losses and Settlement Expenses
(g)	Amortization (Deferral) of Deferred Policy Acquisition Costs
(h)	Other Operating Expenses
(i)	Premiums Written, net
(1)	Net Investment Income allocated based upon each segment’s share of investable funds.
(2)	The amortization (deferral) of DAC will not equal the change in the balance sheet. See Note 1, “Business and Significant Accounting Policies” for further discussion regarding Argo International’s DAC balance.
(3)	Other Insurance Expenses allocated based on specific identification, where possible, and related activities.

Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Valuation And Qualifying Accounts

	Balance at	Charged to	Capital	Net Operating	Charged to		Balance
	Beginning	Cost and	Loss	Loss	Other		at End of
	of Period	Expense	Carryforward	Carryforward	Accounts	Deductions	Period
Year ended December 31, 2011
Deducted from assets:
Valuation allowance for deferred tax asset	$49.6	$(1.0)	$0.0	$0.0	$1.8	$0.0	$50.4

Year ended December 31, 2010
Deducted from assets:
Valuation allowance for deferred tax asset	$49.5	$(1.0)	$0.0	$1.0	$0.1	$0.0	$49.6

Year ended December 31, 2009
Deducted from assets:
Valuation allowance for deferred tax asset	$47.0	$(1.0)	$2.5	$1.0	$0.0	$0.0	$49.5

Supplementary Information For Property-Casualty Insurance Companies (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Information For Property-Casualty Insurance Companies

	For the Years Ended December 31,
	2011	2010	2009
Deferred acquisition costs	$101.5	$114.4	$153.5

Reserves for losses and loss adjustment expenses	$3,291.1	$3,152.2	$3,203.2

Unamortized discount in reserves for losses	$22.0	$22.9	$23.5

Unearned premiums	$658.2	$654.1	$803.6

Premiums earned	$1,082.0	$1,211.6	$1,414.9

Net investment income	$125.8	$133.6	$145.5

Losses and loss adjustment expenses incurred:
Current year	$866.5	$820.6	$859.4
Prior years	(3.4)	(43.1)	(6.3)

Losses and loss adjustment expenses incurred	$863.1	$777.5	$853.1

Amortization (deferral) of policy acquisition costs (1)	$7.7	$30.5	$(6.4)

Paid losses and loss adjustment expenses, net of reinsurance	$812.6	$777.4	$785.7

Gross premiums written	$1,544.8	$1,527.1	$1,988.9

(1)

The amortization (deferral) of policy acquisition costs will not equal the change in the balance sheet due to Argo International’s deferred acquisition costs (“DAC”). For further discussion regarding Argo International’s DAC balance, see Note 1, “Business and Significant Accounting Policies.”

Business And Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Business And Significant Accounting Policies [Line Items]
Percentage of contractual participation	100.00%
Percentage of investment portfolio in fair value from pricing service or broker	1.00%
Net of allowance for doubtful accounts	$ 2.8	$ 4.6
Percentage of contractual participation for premiums receivable	100.00%
Allowance for uncollectible reinsurance balances receivable on paid losses and incurred claims	7.8	15.7
Accumulated amortization of the impairment	16	11.4
Amortization expense	4.6	4.4	3.8
Estimated amortization expense for 2012	5.1
Estimated amortization expense for 2013	5
Estimated amortization expense for 2014	4.7
Estimated amortization expense for 2015	4.7
Estimated amortization expense for 2016	4.3
Estimated liability for return of premiums	6.1	7.3
Additional premiums due under retrospectively related policies	0.3	1
Accumulated depreciation for property and equipment	46.6	38.8
Net book value of property and equipment	49.6	44.7
Depreciation expense	10.1	8.5	7.6
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax	6.4
Income taxes paid	15.4	30.2	40.5
Income taxes recovered	0.2	2.6	5.8
Tax refund attributable to a favorable decision				10.1
Tax refund, in the form of taxes			5.6
Tax refund, in the form of interest			4.5
Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live (years)	3 years
Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live (years)	40 years
Excess And Surplus Lines [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of decline in the fair value of reporting units	22.00%
Commercial Specialty [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of decline in the fair value of reporting units	24.00%
Syndicate 1200 [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of decline in the fair value of reporting units	14.00%
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Business And Significant Accounting Policies [Line Items]
Percentage of contractual participation for premiums receivable	100.00%
Trade name of the impairment				6.4
Accumulated amortization of the impairment				$ 0.5

Business And Significant Accounting Policies (Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Balance Sheet) (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation [Line Items]
Reinsurance recoverables	$ 1,144.1	$ 1,204.6
Deferred acquisition costs, net	101.5	114.4
Deferred tax liabilities, net	18.5	2.4
Retained earnings	736	831
As Previously Reported [Member]
Basis Of Presentation [Line Items]
Reinsurance recoverables	1,143.5	1,203.9
Deferred acquisition costs, net	125.7	139.7
Deferred tax liabilities, net	26.1	10.5
Retained earnings	752	847.5
As Adjusted [Member]
Basis Of Presentation [Line Items]
Reinsurance recoverables	1,144.1	1,204.6
Deferred acquisition costs, net	101.5	114.4
Deferred tax liabilities, net	18.5	2.4
Retained earnings	736	831
Effect Of Change [Member]
Basis Of Presentation [Line Items]
Reinsurance recoverables	0.6	0.7
Deferred acquisition costs, net	(24.2)	(25.3)
Deferred tax liabilities, net	(7.6)	(8.1)
Retained earnings	$ (16)	$ (16.5)

Business and Significant Accounting Policies (Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Statement Of Income (Loss)) (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	$ 425.7	$ 466	$ 521.2
Income (loss) before income taxes	8.1		(4)		30.7		(96.7)		15.7		33.2		34.3		38.7		(61.9)	121.9	139.1
Provision for income taxes																	20	35.2	23.9
Net income (loss)	1.4		(10.8)		21.6		(94.1)		11.3		24.2		27.3		23.9		(81.9)	86.7	115.2
Net income (loss) per common share:
Basic	$ 0.05	[1]	$ (0.39)	[1]	$ 0.79	[1]	$ (3.42)	[1]	$ 0.4	[1]	$ 0.83	[1]	$ 0.91	[1]	$ 0.78	[1]	$ (3.02)	$ 2.93	$ 3.75
Diluted	$ 0.05	[1]	$ (0.39)	[1]	$ 0.78	[1]	$ (3.42)	[1]	$ 0.39	[1]	$ 0.82	[1]	$ 0.9	[1]	$ 0.77	[1]	$ (3.02)	$ 2.9	$ 3.74
As Previously Reported [Member]
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	426.7	472.6	517.9
Income (loss) before income taxes																	(62.9)	115.3	142.4
Provision for income taxes																	19.5	32.7	24.9
Net income (loss)																	(82.4)	82.6	117.5
Net income (loss) per common share:
Basic																	$ (3.03)	$ 2.8	$ 3.82
Diluted																	$ (3.03)	$ 2.76	$ 3.81
As Adjusted [Member]
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	425.7	466	521.2
Income (loss) before income taxes																	(61.9)	121.9	139.1
Provision for income taxes																	20	35.2	23.9
Net income (loss)																	(81.9)	86.7	115.2
Net income (loss) per common share:
Basic																	$ (3.02)	$ 2.93	$ 3.75
Diluted																	$ (3.02)	$ 2.9	$ 3.74
Effect Of Change [Member]
Basis Of Presentation [Line Items]
Underwriting, acquisition and insurance expenses																	(1)	(6.6)	3.3
Income (loss) before income taxes																	1	6.6	(3.3)
Provision for income taxes																	0.5	2.5	(1)
Net income (loss)																	$ 0.5	$ 4.1	$ (2.3)
Net income (loss) per common share:
Basic																	$ 0.01	$ 0.13	$ (0.07)
Diluted																	$ 0.01	$ 0.14	$ (0.07)

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

Business And Significant Accounting Policies (Summary Of Receivables) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums receivable	$ 0.9	$ (1.1)	$ 2.4
Reinsurance recoverables	11.4	(0.4)	6
Net written off (recovered)	$ 12.3	$ (1.5)	$ 8.4

Business And Significant Accounting Policies (Intangible Assets And Accumulated Amortization) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 109	$ 106.7
Accumulated Amortization	16	11.4
Lloyd's Capacity [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	60.5	60.5
Title Plant [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.8	1.8
Distribution Network [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	40.4	39.9
Accumulated Amortization	13.9	10.1
Additional Lloyd's Capacity [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4.8	3
Accumulated Amortization	1.2	0.6
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.5	1.5
Accumulated Amortization	$ 0.9	$ 0.7

Business And Significant Accounting Policies (Supplemental Cash Flow Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Junior subordinated debentures	$ 18,300,000		$ 19,300,000		$ 21,000,000
Revolving credit facility	0		100,000		700,000
Other indebtedness	3,500,000	[1]	3,100,000	[1]	3,900,000	[1]
Total interest paid	21,800,000		22,500,000		25,600,000
Interest paid on note payable related to acquisition of ARIS	$ 9,000

[1]	Other indebtedness in 2011 and 2010 includes Argo International's floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, "Other Indebtedness" for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.

Investments (Schedule Of Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Investments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 3,915.6		$ 3,987.9
Gross Unrealized Gains	270		247.2
Gross Unrealized Losses	38.1		19.7
Fair value	4,147.5		4,215.4
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	291.5		208.8
Gross Unrealized Gains	120.7		116.5
Gross Unrealized Losses	8.6		0.8
Fair value	403.6		324.5
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	232.3		153.5
Gross Unrealized Gains	0.7		0.7
Gross Unrealized Losses	1		0
Fair value	232		154.2
Short-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	296.4		375.2
Gross Unrealized Gains	0		0.1
Gross Unrealized Losses	0		0
Fair value	296.4		375.3
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,095.4		3,250.4
Gross Unrealized Gains	148.6		129.9
Gross Unrealized Losses	28.5		18.9
Fair value	3,215.5		3,361.4
Fixed Maturities [Member] | U.S. Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	482.8	[1]	430.3	[2]
Gross Unrealized Gains	12.5	[1]	11.3	[2]
Gross Unrealized Losses	0	[1]	0.8	[2]
Fair value	495.3	[1]	440.8	[2]
Fixed Maturities [Member] | Non-U.S. Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	56.2		6.2
Gross Unrealized Gains	1		0.2
Gross Unrealized Losses	1.6		0
Fair value	55.6		6.4
Fixed Maturities [Member] | Obligations Of States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	589.3		630.6
Gross Unrealized Gains	47.4		25.6
Gross Unrealized Losses	0.3		2.9
Fair value	636.4		653.3
Fixed Maturities [Member] | Credit-Financial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	378.3		370.5
Gross Unrealized Gains	10.4		12.3
Gross Unrealized Losses	5.2		1.7
Fair value	383.5		381.1
Fixed Maturities [Member] | Credit-Industrial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	411.6		378.3
Gross Unrealized Gains	20.8		17.6
Gross Unrealized Losses	3.4		0.8
Fair value	429		395.1
Fixed Maturities [Member] | Credit-Utility [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	163.9		164.8
Gross Unrealized Gains	7.5		6.4
Gross Unrealized Losses	1.2		0.4
Fair value	170.2		170.8
Fixed Maturities [Member] | CMO/MBS-Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	516	[3]	665.7	[3]
Gross Unrealized Gains	30.7	[3]	33.9	[3]
Gross Unrealized Losses	0.2	[3]	0.5	[3]
Fair value	546.5	[3]	699.1	[3]
Fixed Maturities [Member] | CMO/MBS-Non Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	18.5		37.4
Gross Unrealized Gains	0.7		1.5
Gross Unrealized Losses	0.8		0.6
Fair value	18.4		38.3
Fixed Maturities [Member] | CMBS [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	100.7	[4]	143.6	[4]
Gross Unrealized Gains	5.2	[4]	6.3	[4]
Gross Unrealized Losses	0.3	[4]	0.9	[4]
Fair value	105.6	[4]	149	[4]
Fixed Maturities [Member] | ABS-Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15.3	[5]	19.3	[5]
Gross Unrealized Gains	0.1	[5]	0.1	[5]
Gross Unrealized Losses	2	[5]	2.3	[5]
Fair value	13.4	[5]	17.1	[5]
Fixed Maturities [Member] | ABS-Non Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	47		127.7
Gross Unrealized Gains	1		2.4
Gross Unrealized Losses	0		0
Fair value	48		130.1
Fixed Maturities [Member] | Foreign Denominated, Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	224.7		202.1
Gross Unrealized Gains	9.1		9.5
Gross Unrealized Losses	8.8		4.9
Fair value	225		206.7
Fixed Maturities [Member] | Foreign Denominated, Credit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	91.1		73.9
Gross Unrealized Gains	2.2		2.8
Gross Unrealized Losses	4.7		3.1
Fair value	88.6		73.6
Corporate Bonds Backed By The Federal Deposit Insurance Corporation [Member] | U.S. Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	48.7		87.7
Fair value	$ 49.1		$ 89.3

[1]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
[2]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
[3]	Collateralized mortgage obligations/mortgage-backed securities ("CMO/MBS").
[4]	Commercial mortgage-backed securities ("CMBS").
[5]	Asset-backed securities ("ABS").

Investments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Day	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Fair value of investments, assets managed on behalf of the trade capital providers	$ 162.6	$ 170.4
Number of securities in an unrealized loss position, total	5,422
Number of securities in an unrealized loss position for less than one year	1,270
Number of securities in an unrealized loss position for a period of one year or greater	55
Other-than-temporary losses on our fixed maturities portfolio	(0.1)	(0.8)	(6.9)
Other than temporary losses equity portfolio	1.1	0
Sales of fixed maturity investments	1,326.9	1,837.4	1,257.3
Sales of equity securities	41.3	55.3	81.9
Sales of other investments	2.5	0.7	0.6
Forward contracts, term, days	60
Foreign exchange unrealized gains on bonds	0.6	0.4
Foreign exchange realized losses on forwards	0.6	0.4
Total notional amount of the Company's holdings in non-U.S. Dollar denominated higher yielding fixed maturity investments	3.1	5.3
Notional amount of the currency forward contracts	142.4
The fair value of the currency forward contracts	1
Realized gains from currency forward contracts	9.4
Realized losses from currency forward contracts	4.8
Fair value	4,147.5	4,215.4
Loss and loss expense reserve	45.3
Underwriting business at Lloyd's	124.9
Securities Pledged As Collateral [Member]
Schedule of Investments [Line Items]
Pledged assets separately reported, securities pledged under letters of credit facilities, at amortized cost	197.3
Pledged assets separately reported, securities pledged under letters of credit facilities, at fair value	201.1
Non-U.S. Denominated Fixed Maturity Investments [Member]
Schedule of Investments [Line Items]
Total notional amount of the Company's holdings in non-U.S. Dollar denominated higher yielding fixed maturity investments	3.3	5.3
Short-term Investments [Member]
Schedule of Investments [Line Items]
Other-than temporarliy impairment losses			17.8
Fair value	296.4	375.3
Deposit With Various U.S. Insurance And Other Regulatory Agencies [Member]
Schedule of Investments [Line Items]
Amortized cost	234.5
Fair value	$ 251.1

Investments (Schedule Of Amortized Cost And Fair Values Of Fixed Maturity Investments, By Contractual Maturity) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Amortized Cost, Due in one year or less	$ 257.1
Amortized Cost, Due after one year through five years	1,264.6
Amortized Cost, Due after five years through ten years	708.8
Amortized Cost, Thereafter	167.4
Amortized Cost, Structured securities	697.5
Amortized Cost, Total	3,095.4
Fair Value, Due in one year or less	258.2
Fair Value, Due after one year through five years	1,295.3
Fair Value, Due after five years through ten years	753.1
Fair Value, Thereafter	177
Fair Value, Structured securities	731.9
Fair Value, Total	$ 3,215.5

Investments (Schedule Of Aging Of Unrealized Losses On Investments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Fair Value, Total	$ 651		$ 553.7
Unrealized Losses, Total	38.1		19.7
Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	546.3		539.6
Unrealized Losses, Total	28.5		18.9
U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	41	[1]	57.2	[2]
Unrealized Losses, Total	0	[1]	0.8	[2]
Non-U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	22.4
Unrealized Losses, Total	1.6
Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	2.1	[1]	125.5
Unrealized Losses, Total	0.3	[1]	2.9
Credit-Financial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	91.2		68.5
Unrealized Losses, Total	5.2		1.7
Credit-Industrial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	67.4		44.3
Unrealized Losses, Total	3.4		0.8
Credit-Utility [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	21.7		21.7
Unrealized Losses, Total	1.2		0.4
CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	32.1		26.5
Unrealized Losses, Total	0.2		0.5
CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	10.9		7.7
Unrealized Losses, Total	0.8		0.6
CMBS [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	4.9	[1]	14
Unrealized Losses, Total	0.3	[1]	0.9
ABS-Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	10.8		14.9
Unrealized Losses, Total	2		2.3
ABS-Non Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	4.3	[1],[2]	2.2	[1],[2]
Unrealized Losses, Total	0	[1],[2]	0	[1],[2]
Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	166.3		115.2
Unrealized Losses, Total	8.8		4.9
Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	71.2		41.9
Unrealized Losses, Total	4.7		3.1
Equity Securities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	84.5
Unrealized Losses, Total	8.6
Equity Securities [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total			9.8
Unrealized Losses, Total			0.8
Other Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Total	(1)
Unrealized Losses, Total	1
Short-term Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Total	21.2	[1]	4.3	[1]
Unrealized Losses, Total	0	[1]	0	[1]
Less Than One Year [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	613.9		461.4
Unrealized Losses, Less Than One Year	32.8		11.6
Unrealized losses one year or greater	0.1		0.1
Less Than One Year [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	509.4		447.3
Unrealized Losses, Less Than One Year	23.3		10.8
Less Than One Year [Member] | U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	41	[1]	55.2	[2]
Unrealized Losses, Less Than One Year	0	[1]	0.8	[2]
Less Than One Year [Member] | Non-U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	22.4
Unrealized Losses, Less Than One Year	1.6
Less Than One Year [Member] | Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	1.4	[1]	122.6
Unrealized Losses, Less Than One Year	0	[1]	2.6
Less Than One Year [Member] | Credit-Financial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	81.8		53.7
Unrealized Losses, Less Than One Year	3.8		0.6
Less Than One Year [Member] | Credit-Industrial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	67.4		44.3
Unrealized Losses, Less Than One Year	3.4		0.8
Less Than One Year [Member] | Credit-Utility [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	21.7		21.7
Unrealized Losses, Less Than One Year	1.2		0.4
Less Than One Year [Member] | CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	28.9		26.5
Unrealized Losses, Less Than One Year	0.1		0.5
Less Than One Year [Member] | CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	6.7		1.1
Unrealized Losses, Less Than One Year	0.2		0.3
Less Than One Year [Member] | CMBS [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	0.7	[1]	5.3
Unrealized Losses, Less Than One Year	0	[1]	0.1
Less Than One Year [Member] | ABS-Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	1.2		6.4
Unrealized Losses, Less Than One Year	0.1		0.3
Less Than One Year [Member] | ABS-Non Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	4	[1],[2]	1.5	[1],[2]
Unrealized Losses, Less Than One Year	0	[1],[2]	0	[1],[2]
Less Than One Year [Member] | Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	166.3		82.9
Unrealized Losses, Less Than One Year	8.8		3.1
Less Than One Year [Member] | Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	65.9		26.1
Unrealized Losses, Less Than One Year	4.1		1.3
Less Than One Year [Member] | Equity Securities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	84.3
Unrealized Losses, Less Than One Year	8.5
Less Than One Year [Member] | Equity Securities [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year			9.8
Unrealized Losses, Less Than One Year			0.8
Less Than One Year [Member] | Other Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	(1)
Unrealized Losses, Less Than One Year	1
Less Than One Year [Member] | Short-term Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	21.2	[1]	4.3	[1]
Unrealized Losses, Less Than One Year	0	[1]	0	[1]
One Year Or Greater [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	37.1		92.3
Unrealized Losses, One Year or Greater	5.3		8.1
Unrealized losses one year or greater	0.1		0.1
One Year Or Greater [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	36.9		92.3
Unrealized Losses, One Year or Greater	5.2		8.1
One Year Or Greater [Member] | U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0	[1]	2	[2]
Unrealized Losses, One Year or Greater	0	[1]	0	[2]
One Year Or Greater [Member] | Non-U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0
Unrealized Losses, One Year or Greater	0
One Year Or Greater [Member] | Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0.7	[1]	2.9
Unrealized Losses, One Year or Greater	0.3	[1]	0.3
One Year Or Greater [Member] | Credit-Financial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	9.4		14.8
Unrealized Losses, One Year or Greater	1.4		1.1
One Year Or Greater [Member] | Credit-Industrial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0		0
Unrealized Losses, One Year or Greater	0		0
One Year Or Greater [Member] | Credit-Utility [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0		0
Unrealized Losses, One Year or Greater	0		0
One Year Or Greater [Member] | CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	3.2		0
Unrealized Losses, One Year or Greater	0.1		0
One Year Or Greater [Member] | CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	4.2		6.6
Unrealized Losses, One Year or Greater	0.6		0.3
One Year Or Greater [Member] | CMBS [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	4.2	[1]	8.7
Unrealized Losses, One Year or Greater	0.3	[1]	0.8
One Year Or Greater [Member] | ABS-Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	9.6		8.5
Unrealized Losses, One Year or Greater	1.9		2
One Year Or Greater [Member] | ABS-Non Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0.3	[1],[2]	0.7	[1],[2]
Unrealized Losses, One Year or Greater	0	[1],[2]	0	[1],[2]
One Year Or Greater [Member] | Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0		32.3
Unrealized Losses, One Year or Greater	0		1.8
One Year Or Greater [Member] | Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	5.3		15.8
Unrealized Losses, One Year or Greater	0.6		1.8
One Year Or Greater [Member] | Equity Securities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0.2
Unrealized Losses, One Year or Greater	0.1
One Year Or Greater [Member] | Equity Securities [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater			0
Unrealized Losses, One Year or Greater			0
One Year Or Greater [Member] | Other Investments [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0
Unrealized Losses, One Year or Greater	0
One Year Or Greater [Member] | Short-term Investments [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0	[1]	0	[1]
Unrealized Losses, One Year or Greater	$ 0	[1]	$ 0	[1]

[1]	Unrealized losses less than one year are less than $0.1 million.
[2]	Unrealized losses one year or greater are less than $0.1 million

Investments (Schedule Of Investment Income And Expenses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividends on fixed maturities	$ 121.4	$ 130.7	$ 133.6
Dividends on equity securities	9.6	8.7	7.9
Interest on short-term and other investments	4.7	2.6	5.7
Other	(0.5)	(0.1)	7.7
Investment income	135.2	141.9	154.9
Investment expenses	(9.4)	(8.3)	(9.4)
Net investment income	$ 125.8	$ 133.6	$ 145.5

Investments (Schedule Of The Company's Gross Realized Investment Gains (Losses)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Gross realized investment and other gains	$ 74.2	$ 47.3	$ 47.4
Gross realized investment and other losses	(25)	(10.5)	(64.1)
Net realized investment and other gains (losses)	49.2	36.8	(16.7)
Equity Securities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	26.6	6.3	9.1
Gross realized investment and other losses	(0.7)	(1.1)	(0.9)
Other Investments [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	16.1	8.9	2.7
Gross realized investment and other losses	(10.5)	(0.3)	(0.7)
Short-Term Investments [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	1	0.2	0
Gross realized investment and other losses	(1)	(0.1)	(0.3)
Gain On Sale Of Real Estate [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	0	0.4	0
Other-Than-Temporary Impairment Losses On Equity Securities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other losses	(1.1)	0	(20.3)
Other-Than-Temporary Impairment Losses On Funds At Lloyd's Foreign Currency Exchange [Member]
Schedule of Investments [Line Items]
Gross realized investment and other losses	0	0	(17.8)
Fixed Maturities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	30.5	31.5	35.6
Gross realized investment and other losses	(11.6)	(8.2)	(17.2)
Fixed Maturities [Member] | Other-Than-Temporary Impairment Losses On Fixed Maturities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other losses	$ (0.1)	$ (0.8)	$ (6.9)

Investments (Securities And Letters Of Credit Pledged To Lloyd's As The Company's Corporate Member's Capital) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Letters of credit	$ 124.9
Fixed maturities, at fair value	125.4
Short-term investments, at fair value	4.8
Total securities and letters of credit pledged to Lloyd's	$ 255.1

Investments (Financial Assets Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 4,147.5		$ 4,215.4
Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	3,215.5		3,361.4
Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	4,024.4		4,152.2
Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	3,215.5		3,361.4
U.S. Governments [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	495.3	[1]	440.8	[2]
U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	495.3		440.8
Non-U.S. Governments [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	55.6		6.4
Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	55.6		6.4
Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	636.4		653.3
Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	636.4		653.3
Credit-Financial [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	383.5		381.1
Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	383.5		381.1
Credit-Industrial [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	429		395.1
Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	429		395.1
Credit-Utility [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	170.2		170.8
Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	170.2		170.8
CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	546.5	[3]	699.1	[3]
CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	546.5		699.1
CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	18.4		38.3
CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	18.4		38.3
CMBS [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	105.6	[4]	149	[4]
CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	105.6		149
ABS-Residential [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	13.4	[5]	17.1	[5]
ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	13.4		17.1
ABS-Non Residential [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	48		130.1
ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	48		130.1
Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	225		206.7
Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	225		206.7
Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	88.6		73.6
Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	88.6		73.6
Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	403.6		324.5
Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	403.6		324.5
Other Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	232		154.2
Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	99.9		91
Short-term Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	296.4		375.3
Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	296.4		375.3
Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	9
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	827.8	[6]	768.5	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	214.9	[6]	146.2	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	214.9	[6]	146.2	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	352.2	[6]	253.3	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]	0	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	260.7	[6]	369	[6]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[6]
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	3,184.5	[7]	3,362	[7]
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	2,999.9	[7]	3,214.5	[7]
Significant Other Observable Inputs (Level 2) [Member] | U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	280.4	[7]	294.6	[7]
Significant Other Observable Inputs (Level 2) [Member] | Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	55.6	[7]	6.4	[7]
Significant Other Observable Inputs (Level 2) [Member] | Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	636.4	[7]	653.3	[7]
Significant Other Observable Inputs (Level 2) [Member] | Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	382.8	[7]	380.4	[7]
Significant Other Observable Inputs (Level 2) [Member] | Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	429	[7]	395.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	170.2	[7]	170.8	[7]
Significant Other Observable Inputs (Level 2) [Member] | CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	546.5	[7]	699.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	18.4	[7]	38.3	[7]
Significant Other Observable Inputs (Level 2) [Member] | CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	105.6	[7]	149	[7]
Significant Other Observable Inputs (Level 2) [Member] | ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	13.4	[7]	17.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	48	[7]	130.1	[7]
Significant Other Observable Inputs (Level 2) [Member] | Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	225	[7]	206.7	[7]
Significant Other Observable Inputs (Level 2) [Member] | Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	88.6	[7]	73.6	[7]
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	49	[7]	50.2	[7]
Significant Other Observable Inputs (Level 2) [Member] | Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	99.9	[7]	91	[7]
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	35.7	[7]	6.3	[7]
Significant Other Observable Inputs (Level 2) [Member] | Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[7]
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	12.1	[8]	21.7	[8]
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0.7	[8]	0.7	[8]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Non-U.S. Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Obligations Of States And Political Subdivisions [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Credit-Financial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0.7	[8]	0.7	[8]
Significant Unobservable Inputs (Level 3) [Member] | Credit-Industrial [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Credit-Utility [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | CMO/MBS-Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | CMO/MBS-Non Agency [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | CMBS [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | ABS-Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | ABS-Non Residential [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Foreign Denominated, Governments [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Foreign Denominated, Credit [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	2.4	[8]	21	[8]
Significant Unobservable Inputs (Level 3) [Member] | Other Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Short-term Investments [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0	[8]	0	[8]
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 9	[8]

[1]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
[2]	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
[3]	Collateralized mortgage obligations/mortgage-backed securities ("CMO/MBS").
[4]	Commercial mortgage-backed securities ("CMBS").
[5]	Asset-backed securities ("ABS").
[6]	Quote prices in active markets for identical assets
[7]	Significant other observable inputs
[8]	Significant unobservable inputs

Investments (Schedule Of A Reconciliation Of The Beginning And Ending Balances For The Investments Categorized As Level 3) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 21.7	$ 14.7
Transfers into Level 3	0	7.7
Transfers out of Level 3	0	(1.3)
Included in net income	20.5	0
Included in other comprehensive income	(15.5)	1.8
Purchases	9	0
Issuances	0	0
Sales	(23.6)	(1.2)
Settlements	0	0
Ending balance	12.1	21.7
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	0	0
Credit Financial [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0.7	0.7
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Included in net income	0	0
Included in other comprehensive income	0	0
Purchases	0	0
Issuances	0	0
Sales	0	0
Settlements	0	0
Ending balance	0.7	0.7
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	0	0
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	21	14
Transfers into Level 3	0	7.7
Transfers out of Level 3	0	(1.3)
Included in net income	20.5	0
Included in other comprehensive income	(15.5)	1.8
Purchases	0	0
Issuances	0	0
Sales	(23.6)	(1.2)
Settlements	0	0
Ending balance	2.4	21
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	0	0
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Transfers into Level 3	0
Transfers out of Level 3	0
Included in net income	0
Included in other comprehensive income	0
Purchases	9
Issuances	0
Sales	0
Settlements	0
Ending balance	9
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	$ 0

Reinsurance (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for uncollectible reinsurance balances receivable on paid losses and incurred claims	$ 7.8	$ 15.7
Amount of collateral under reinsurance agreement	283.3	297.6
Paid loss recoverables in insurance recoverables	189.7	305.4
Losses and loss adjustment expenses	863.1	777.5	853.1
Net of amounts ceded to reinsurers	$ 284.6	$ 234.2	$ 374.8

Reinsurance (Schedule Of Reinsurance Premiums) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Direct written premiums	$ 1,261.3	$ 1,283.2	$ 1,840
Reinsurance ceded to other companies	(473)	(431.4)	(567.5)
Reinsurance assumed from other companies	283.5	243.9	148.9
Net written premiums	1,071.8	1,095.7	1,421.4
Direct earned premiums	1,267.6	1,424.9	1,775.9
Reinsurance ceded to other companies	(457.5)	(465)	(577.4)
Reinsurance assumed from other companies	271.9	251.7	216.4
Net earned premiums	$ 1,082	$ 1,211.6	$ 1,414.9
Percentage of reinsurance assumed to net earned premiums	25.10%	20.80%	15.30%

Income Taxes (Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision For Income Taxes [Line Items]
Current tax provision	$ 9.8	$ 39	$ 26.8
Future tax deductions	9.4	(2.8)	(1.9)
Valuation allowance change	0.8	(1)	(1)
Income tax provision	$ 20	$ 35.2	$ 23.9

Income Taxes (Schedule Of Pre-Tax (Loss) Income And Effective Income Tax Rate) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Tax Examination [Line Items]
Pre-tax income (loss)	$ 8.1	$ (4)	$ 30.7	$ (96.7)	$ 15.7	$ 33.2	$ 34.3	$ 38.7	$ (61.9)		$ 121.9		$ 139.1
Maximum [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)											0.1
Bermuda [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(129.8)		6.2		53.9
Effective Tax Rate									0.00%		0.00%		0.00%
United States [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									99.6		125.3		87.3
Effective Tax Rate									28.40%		29.90%		20.60%
United Kingdom [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(27.3)		(9.4)		(2.3)
Effective Tax Rate									29.50%		38.90%		79.20%
Belgium [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									0.3		0.2		0.4
Effective Tax Rate									20.70%		49.20%		27.20%
Brazil [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(4.1)		(0.3)
Effective Tax Rate									0.00%		0.00%
Dubai [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									0.1
Effective Tax Rate									0.00%
Ireland [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(0.3)	[1]	(0.1)	[1]	(0.2)	[1]
Effective Tax Rate									5.00%	[1]	5.00%	[1]	5.00%	[1]
Intercompany dividends											26.3		152.6
Malta [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(0.4)
Effective Tax Rate									0.00%
Switzerland [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									0	[2]	0	[2]
Effective Tax Rate									37.30%		22.70%
Switzerland [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									$ 0.1

[1]	Effective tax rate of 5 percent on intercompany dividends of $26.3 million and $152.6 million for the years ended December 31, 2010 and 2009, respectively. Dividends eliminated in consolidation.
[2]	Pre-tax income for the respective year was less than $0.1 million.

Income Taxes (Reconciliation Of The Difference Between The Provision For Income Taxes And The Expected Tax Provision At The Weighted Average Tax Rate) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Income tax provision at expected rate	$ 26	$ 42.6	$ 37.5
Tax-exempt interest	(5.8)	(6.1)	(7.3)
Dividends received deduction	(1.6)	(1.4)	(1.4)
Valuation allowance change	0.8	(1)	(1)
Other permanent adjustments, net	0.3	0.9	0.7
Adjustment for prior year tax return	1.6	1.2	0
United States state tax benefit	(0.3)	0	(3.5)
Foreign tax credits	0	0	(0.7)
Other foreign adjustments	0.1	0.2	0.2
Prior year foreign taxes recovered	(0.6)	(0.7)	0
Rate adjustment on loss carrybacks	(0.4)	0	0
Deferred tax rate reduction	(0.4)	(0.1)	0
Foreign exchange adjustments	0.3	(0.4)	(0.6)
Income tax (Benefit) provision	20	35.2	23.9
Foreign Country [Member]
Income Tax Examination [Line Items]
Income tax (Benefit) provision	(8)	(2.2)	5.9
United States Federal [Member]
Income Tax Examination [Line Items]
Income tax (Benefit) provision	28.5	37.3	23.3
United States State [Member]
Income Tax Examination [Line Items]
Income tax (Benefit) provision	$ (0.5)	$ 0.1	$ (5.3)

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Adjustment For Tax Return	$ 1.6	$ 1.2	$ 0
Prior year foreign taxes recovered	(0.6)	(0.7)	0
Foreign exchange adjustments	0.3	(0.4)	(0.6)
Deferred tax decreased balance	16.1	19.6	42.4
Total net deferred tax asset	31.9	47.2	66.7
Capital loss carryforward	31.7	32.7	33.6
Net operating loss carryforward	18.7
Valuation allowance	50.4
Loss carryforward per year	2.8
December 31, 2025 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	17.2
December 31, 2027 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	1.5
PXRE Reinsurance Company [Member]
Income Tax Contingency [Line Items]
Reduced valuation allowance	1
Malta [Member]
Income Tax Contingency [Line Items]
Increased valuation allowance	0.1
Brazil [Member]
Income Tax Contingency [Line Items]
Increased valuation allowance	1.7
ARIS [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward	1
ARIS [Member] | December 31, 2027 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	0.2
ARIS [Member] | December 31, 2028 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	0.4
ARIS [Member] | December 31, 2029 [Member]
Income Tax Contingency [Line Items]
Loss carryforwards, amounts expiring if not utilized	$ 0.4

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Unrealized losses on fixed maturities and other investment securities	$ 0	$ 0.4	$ 0.8
Losses and loss adjustment expense reserve discounting	40.1	41.9	42.3
Unearned premiums	22.6	23.8	28.9
Capital loss carryforward	31.7	32.7	33.6
Allowance for bad debt	2.9	6.3	3.3
Accrual for contingent commissions	1.3	0.7	0
Net operating loss carryforward	19.7	19.7	18.7
Impairment of investment values	8.7	11.5	18.9
United States amortization of intangible assets	3.8	1.3	2
Accrued vacation	2.1	1.9	1.2
Stock option expense	4.2	4.4	4.4
United Kingdom interest	1	1	1.9
United Kingdom underwriting profits	0	0.5	0
Other	3.8	7.8	9.3
Deferred tax asset, gross	143.8	154	165.3
Unrealized gains on equity securities	(39.8)	(31.4)	(29.9)
Unrealized gains on fixed maturities and other investment securities	(38.1)	(40.8)	(22)
Deferred acquisition costs	(19.1)	(20.1)	(24.1)
United States amortization of intangible assets	(3)	0	(0.4)
United Kingdom underwriting losses	(1.6)	0	(8.8)
United Kingdom amortization of intangible assets	(4.8)	(5.9)	(6.8)
United States state tax	(0.5)	(0.6)	(0.7)
Other	(5)	(8)	(5.9)
Deferred tax liability, gross	(111.9)	(106.8)	(98.6)
Deferred tax asset, net before valuation allowance	31.9	47.2	66.7
Valuation allowance	(50.4)	(49.6)	(49.5)
Deferred tax (liability) asset, net	(18.5)	(2.4)	17.2
Net deferred tax (liability) asset - Foreign	(5)	(4)	(13)
Net deferred tax (liability) asset - United States	(13.5)	1.6	30.2
Brazil [Member]
Income Tax Examination [Line Items]
Operating losses	1.8	0.1	0
Malta [Member]
Income Tax Examination [Line Items]
Operating losses	$ 0.1	$ 0	$ 0

Reserves For Losses And Loss Adjustment Expenses (Reinsurance Recoverables) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net beginning of the year	$ 2,253		$ 2,213.2		$ 2,115.6
Add: Net reserves from acquired company	0		0.1		0
Current accident year	866.5		820.6		859.4
Prior accident years	(3.4)		(43.1)		(6.3)
Deduct: Losses and LAE incurred during calendar year, net of reinsurance	863.1		777.5		853.1
Current accident year	234.7		199.4		218.9
Prior accident years	577.9		578		566.8
Losses and LAE payments made during current calendar year, net of reinsurance:	812.6		777.4		785.7
Additional participation interest	31.2	[1]	44.6	[1]	18.2	[1]
Foreign exchange adjustments	2		(5)		12
Net reserves - end of year	2,336.7		2,253		2,213.2
Reinsurance recoverable on unpaid losses and LAE, end of year	954.4		899.2		990
Gross reserves - end of year	$ 3,291.1		$ 3,152.2		$ 3,203.2

[1]	Amount represents additional reserves due to increased syndicate participation.

Reserves For Losses And Loss Adjustment Expenses (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	$ (3.4)	$ (43.1)	$ (6.3)
Workers compensation pension, maximum interest rate	3.50%	3.50%	3.50%
Workers compensation pension, unamortized discount	22	22.9	23.5
Short-Tail Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	2
Workers Compensation Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	5.9		6.2
Short-Tail Non-Catastrophe Losses [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	7	14.5	3.5
Hurricanes Ike And Gustav [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	1	1.1	3.2
New Zealand Earthquake [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	0.5	1.4
Deepwater Horizon Incident [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	2.5
Property Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		0.8	3.3
Legacy Company Claims [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	4.6	2.6
Commercial Multi Peril, Automobile And Unallocated Loss Adjustment Expense Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	11.7
Asbestos And Environmental Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	8.2	9.5	6.1
Environmental Losses [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	3.5
Unallocated Loss Adjustment Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		0.8	4
Liability Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		14.2	3.9
Risk Management Run-Off Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		8
Commercial Auto Liability [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			3.5
Property Facultative Claims [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			23.5
Unwinding Of The Workers Compensation Reserve Discount [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			3
Excess And Surplus Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	33.8	19	15.4
Excess And Surplus Lines [Member] | General And Products Liability Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	30.2
Excess And Surplus Lines [Member] | Casualty And Professional Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		16.1	8
Excess And Surplus Lines [Member] | Unallocated Loss Adjustment Reserves [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		2.1
Commercial Specialty [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	8.4	9.8	3.7
Commercial Specialty [Member] | Workers Compensation Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		5.6
General Liability [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	16.3
Directors And Officers Program [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	3.7	4.4
Reinsurance [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	4.6	16.8	9.1
Reinsurance [Member] | Short-Tail Non-Catastrophe Losses [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			4.4
Reinsurance [Member] | Hurricanes Ike And Gustav [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			3.6
Syndicate 1200 Segment [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	18.7	4.4
Syndicate 1200 Segment [Member] | Property Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	14.5
Run-Off Lines [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years	7.9	1.9	1.6
Run-Off Lines [Member] | Legacy Company Claims [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			7.6
Other Assumed Programs [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		1.2	1.1
International Specialty [Member] | Property Lines Of Business [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years		9.8	19.6
Other Liability [Member]
Reserves For Losses And Loss Adjustment Expenses [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims, prior years			$ 2.5

Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 18, 2011 Month	Dec. 28, 2011 Month	Dec. 31, 2011 Contract
Number of reinsurance contracts			2
Coverage amount	$ 100	$ 100
Coverage period, months	18	24
Other reinsurance-related expenses			5.9
Other assets			$ 9

Junior Subordinated Debentures (Schedule Of Junior Subordinated Debentures) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Junior subordinated debentures, Maturity date	Dec 16, 2013
Junior subordinated debentures, Amount	$ 311.5		$ 311.5
Total Outstanding			64.2
PXRE Capital Trust III [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Earliest date	May 1, 2008
Junior subordinated debentures, Latest date	May 1, 2012
Junior subordinated debentures, redeemable percentage	100.00%
PXRE Capital Trust III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	104.88%
PXRE Capital Trust III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	100.98%
PXRE Capital Trust I [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Unamortized discount	(0.4)
Junior subordinated debentures, Earliest date	Feb 1, 2007
Junior subordinated debentures, Latest date	Feb 1, 2016
Junior subordinated debentures, redeemable percentage	100.00%
PXRE Capital Trust I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	104.18%
PXRE Capital Trust I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	100.42%
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Statutory Trust II [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 15, 2003
Junior subordinated debentures, Maturity date	May 15, 2033
Junior subordinated debentures, Redeemable date	05/15/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 4.10%
Junior subordinated debentures, Interest rate	4.56%
Junior subordinated debentures, Amount	18
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Trust III [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 23, 2003
Junior subordinated debentures, Maturity date	May 23, 2033
Junior subordinated debentures, Redeemable date	05/23/2008	[1]
Junior subordinated debentures, Rate Structure	9.75
Junior subordinated debentures, Interest rate	9.75%
Junior subordinated debentures, Amount	15.5
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Trust V [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Oct 29, 2003
Junior subordinated debentures, Maturity date	Oct 29, 2033
Junior subordinated debentures, Redeemable date	10/29/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.85%
Junior subordinated debentures, Interest rate	4.28%
Junior subordinated debentures, Amount	20.6
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Trust VI [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Nov 6, 2003
Junior subordinated debentures, Maturity date	Sep 30, 2033
Junior subordinated debentures, Redeemable date	09/30/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.90%
Junior subordinated debentures, Interest rate	4.47%
Junior subordinated debentures, Amount	10.3
Argo Group US [Member]
Debt Instrument [Line Items]
Total Outstanding	311.5
Argo Group US [Member] | PXRE Capital Trust I [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Jan 29, 1997
Junior subordinated debentures, Maturity date	Feb 1, 2027
Junior subordinated debentures, Redeemable date	02/01/2007	[2]
Junior subordinated debentures, Rate Structure	8.85
Junior subordinated debentures, Interest rate	8.85%
Junior subordinated debentures, Amount	103.1
Argo Group US [Member] | Argonaut Group Statutory Trust I [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 15, 2003
Junior subordinated debentures, Maturity date	May 15, 2033
Junior subordinated debentures, Redeemable date	05/15/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 4.10%
Junior subordinated debentures, Interest rate	4.56%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust III [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Dec 16, 2003
Junior subordinated debentures, Maturity date	Jan 8, 2034
Junior subordinated debentures, Redeemable date	01/08/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 4.10%
Junior subordinated debentures, Interest rate	4.50%
Junior subordinated debentures, Amount	12.4
Argo Group US [Member] | Argonaut Group Statutory Trust IV [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Apr 29, 2004
Junior subordinated debentures, Maturity date	Apr 29, 2034
Junior subordinated debentures, Redeemable date	04/29/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.85%
Junior subordinated debentures, Interest rate	4.31%
Junior subordinated debentures, Amount	13.4
Argo Group US [Member] | Argonaut Group Statutory Trust V [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 26, 2004
Junior subordinated debentures, Maturity date	May 24, 2034
Junior subordinated debentures, Redeemable date	05/24/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.85%
Junior subordinated debentures, Interest rate	4.35%
Junior subordinated debentures, Amount	12.3
Argo Group US [Member] | Argonaut Group Statutory Trust VI [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 12, 2004
Junior subordinated debentures, Maturity date	May 12, 2034
Junior subordinated debentures, Redeemable date	06/01/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.80%
Junior subordinated debentures, Interest rate	4.36%
Junior subordinated debentures, Amount	13.4
Argo Group US [Member] | Argonaut Group Statutory Trust VII [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Sep 17, 2004
Junior subordinated debentures, Maturity date	Dec 15, 2034
Junior subordinated debentures, Redeemable date	09/17/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.60%
Junior subordinated debentures, Interest rate	4.15%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust VIII [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Sep 22, 2004
Junior subordinated debentures, Maturity date	Sep 22, 2034
Junior subordinated debentures, Redeemable date	09/22/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.55%
Junior subordinated debentures, Interest rate	4.12%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust IX [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Oct 22, 2004
Junior subordinated debentures, Maturity date	Dec 15, 2034
Junior subordinated debentures, Redeemable date	12/15/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.60%
Junior subordinated debentures, Interest rate	4.15%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust X [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Sep 15, 2005
Junior subordinated debentures, Maturity date	Sep 15, 2035
Junior subordinated debentures, Redeemable date	09/15/2010
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.40%
Junior subordinated debentures, Interest rate	3.95%
Junior subordinated debentures, Amount	$ 30.9

[1]	Redeemable at a call price (expressed as a percentage of principal) of 104.875% at May 2008 declining annually to 100.975% at May 2012, and 100% thereafter, plus accrued and unpaid interest in all cases.
[2]	Redeemable at a call price (expressed as a percentage of principal) of 104.180% at February 2007 declining annually to 100.418% at February 2016, and 100% thereafter, plus accrued and unpaid interest in all cases.

Other Indebtedness (Schedule Of Floating Rate Loan Stock) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Other indebtedness, Amount	$ 64.7
Floating Rate Loan Stock, U.S. Dollar, Start Year 2004 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Dec 8, 2004
Other indebtedness, Maturity	2034
Other indebtedness, Redeemable Date	12/08/2009
Other indebtedness, Rate Structure	6 month LIBOR + 4.2%
Other indebtedness, Interest Rate	4.61%
Other indebtedness, Amount	6.5
Floating Rate Loan Stock, Euro, Start Year 2005 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Sep 6, 2005
Other indebtedness, Maturity	2035
Other indebtedness, Redeemable Date	09/06/2010
Other indebtedness, Rate Structure	3 month LIBOR + 4.0%
Other indebtedness, Interest Rate	5.47%
Other indebtedness, Amount	16.1
Floating Rate Loan Stock, U.S.Dollar, Start Year 2006 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Oct 31, 2006
Other indebtedness, Maturity	2036
Other indebtedness, Redeemable Date	01/15/2011
Other indebtedness, Rate Structure	6 month LIBOR + 4.0%
Other indebtedness, Interest Rate	4.41%
Other indebtedness, Amount	10
Floating Rate Loan Stock, Euro, Start Year 2006 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Oct 31, 2006
Other indebtedness, Maturity	2036
Other indebtedness, Redeemable Date	10/31/2011
Other indebtedness, Rate Structure	3 month LIBOR + 4.0%
Other indebtedness, Interest Rate	5.47%
Other indebtedness, Amount	14
Floating Rate Loan Stock, Euro, Start Year 2007 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Jun 8, 2007
Other indebtedness, Maturity	2037
Other indebtedness, Redeemable Date	06/08/2012
Other indebtedness, Rate Structure	3 month LIBOR + 3.9%
Other indebtedness, Interest Rate	5.33%
Other indebtedness, Amount	$ 18.1

Other Indebtedness (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 22, 2011	Dec. 31, 2011	Dec. 31, 2010
Floating rate loan stock			$ 64.2
Floating rate loan stock, principal payments			0
Floating rate loan stock denominated in Euros			48.2
Credit agreement with major money center banks, amount			150
Maximum borrowing capacity under revolving credit facility before amendment	150
Maximum borrowing capacity under revolving credit facility	170
Revolving credit facility, expiration date before amendment	April 30, 2013
Revolving credit facility, expiration date	Apr 30, 2014
Borrowings outstanding under revolving credit facility		0
Line of credit facility remaining borrowing capacity held with lender		51.00%
Revolving letter of credit amount outstanding		15
Amount drawn under revolving letter of credit		0.4
Note payable as part of ARIS acquisition		0.8	0.8
Note payable on recourse basis		$ 0.2	$ 0.2
Variable interest rate of note payable, above 30-day LIBOR		2.00%
Interest rate at the end of the year		2.37%
Debt Instrument, expiry date		Dec 16, 2013

Shareholders' Equity (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 18, 2011 2011 Repurchase Authorization [Member]	Dec. 31, 2011 2011 Repurchase Authorization [Member]	Feb. 22, 2012 2011 Repurchase Authorization [Member]	Nov. 13, 2007 2007 Repurchase Authorization [Member]	Dec. 31, 2011 2007 Repurchase Authorization [Member]	Dec. 31, 2011 Open Market [Member]	Dec. 31, 2011 Open Market [Member]
Equity [Line Items]
Dividends payable, date declared		Nov 8, 2011	Aug 5, 2011	May 3, 2011	Feb 18, 2011	Nov 3, 2010	Aug 10, 2010	May 5, 2010	Feb 19, 2010
Cash dividend declared - common shares, per share		$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.48	$ 0.48	$ 0
Dividends payable, date to be paid		Dec 15, 2011	Sep 15, 2011	Jun 15, 2011	Mar 15, 2011	Dec 15, 2010	Sep 15, 2010	Jun 15, 2010	Mar 15, 2010
Cash dividends paid - common shares, total	$ 3.1	$ 3.1	$ 3.3	$ 3.3	$ 3.3	$ 3.4	$ 3.5	$ 3.6	$ 3.7	$ 3.1	$ 3.4
Dividends payable, date of record		Dec 1, 2011	Sep 1, 2011	Jun 1, 2011	Mar 1, 2011	Dec 1, 2010	Sep 1, 2010	Jun 1, 2010	Mar 1, 2010
Authorized to issue shares	30,000,000	30,000,000								30,000,000
Par value preferred shares	$ 1	$ 1								$ 1
Preferred shares issued	0	0								0
Preferred shares outstanding	0	0								0
Common stock repurchase authorization, maximum													150			150
Common shares repurchased	73,018									1,607,745	3,217,561			5,155,616			1,792,056	310,026	650,347
Common shares repurchased, total cost														$ 166.3			$ 54.7	$ 9.1	$ 18.4
Common stock repurchased, average cost per share										$ 28.9				$ 32.26
Future repurchases of common shares															110,100,000

Shareholders' Equity (Schedule Of Repurchase Of Shares) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011		Dec. 31, 2010
Shares Repurchased [Line Items]
Number of Shares Repurchased	73,018	1,607,745		3,217,561
Total Cost	$ 2.1	$ 2.1
Average Price of Shares Repurchased		$ 28.9
Rule 10b5-1 [Member]
Shares Repurchased [Line Items]
Number of Shares Repurchased		516,590		110,300
Total Cost		19		4.2
12/14/2011 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Dec 14, 2011
2012 Purchase Period		12/16/11-02/16/12	[1]
Trading plans purchase period date range start		12/16/11
Trading plans purchase period date range end		02/16/12
Number of Shares Repurchased		257,329
Average Price of Shares Repurchased		$ 29.06
Total Cost		7.5
Repurchase Authorization Year		2011
12/14/2011 [Member] | Rule 10b5-1 [Member]
Shares Repurchased [Line Items]
Total Average Price of Shares Repurchased	$ 36.94	$ 36.94
12/15/2010 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Dec 15, 2010
2012 Purchase Period		01/01/11-02/22/11	[2]
Trading plans purchase period date range start		01/01/11
Trading plans purchase period date range end		02/22/11
Number of Shares Repurchased		406,290
Average Price of Shares Repurchased		$ 36.59
Total Cost		14.8
Repurchase Authorization Year		2007
03/15/2011 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Mar 15, 2011
2012 Purchase Period		03/16/11-04/27/11
Trading plans purchase period date range start		03/16/11
Trading plans purchase period date range end		04/27/11
Number of Shares Repurchased		123,539
Average Price of Shares Repurchased		$ 32.02
Total Cost		4
Repurchase Authorization Year		2011
09/15/2011 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Sep 15, 2011
2012 Purchase Period		09/16/11-10/07/11
Trading plans purchase period date range start		09/16/11
Trading plans purchase period date range end		10/07/11
Number of Shares Repurchased		354,551
Average Price of Shares Repurchased		$ 28.2
Total Cost		$ 10
Repurchase Authorization Year		2011

[1]	Through December 31, 2011, 73,018 shares were repurchased at an average price of $28.90 for a total cost of $2.1 million.
[2]	The above table only reflects the 2011 activity under this Rule 10b5-1 trading plan. In 2010, 110,300 shares were repurchased under this Rule 10b5-1 trading plan for a total cost of $4.2 million. Total shares repurchased in 2010 and 2011 under this Rule 10b5-1 trading plan are 516,590 shares at an average price of $36.94 for a total cost of $19.0 million.

Shareholders' Equity (Schedule Of Authorized And Unissued Common Shares Reserved) (Detail)	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	5,154,332
2007 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	4,164,209
2007 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	555,793
Argonaut Group Historical Stock Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	421,639
PXRE Historical Stock Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	12,691

Net Income (Loss) Per Common Share (Net Income (Loss) Per Common Share On A Basic And Diluted Basis) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Line Items]
Net (loss) income	$ 1.4		$ (10.8)		$ 21.6		$ (94.1)		$ 11.3		$ 24.2		$ 27.3		$ 23.9		$ (81.9)	$ 86.7	$ 115.2
Weighted average common shares outstanding - basic																	27,169,132	29,566,004	30,731,226
Effect of dilutive securities Equity compensation awards																	0	369,968	111,668
Weighted average common shares outstanding - diluted																	27,169,132	29,935,972	30,842,894
Net (loss) income per common share - basic	$ 0.05	[1]	$ (0.39)	[1]	$ 0.79	[1]	$ (3.42)	[1]	$ 0.4	[1]	$ 0.83	[1]	$ 0.91	[1]	$ 0.78	[1]	$ (3.02)	$ 2.93	$ 3.75
Net (loss) income per common share - diluted	$ 0.05	[1]	$ (0.39)	[1]	$ 0.78	[1]	$ (3.42)	[1]	$ 0.39	[1]	$ 0.82	[1]	$ 0.9	[1]	$ 0.77	[1]	$ (3.02)	$ 2.9	$ 3.74

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

Net Income (Loss) Per Common Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Line Items]
Treasury shares	4,971,305	3,363,560	145,999
Antidilutive securities excluded from computation of diluted net income per share, shares	1,920,151	386,297	1,006,257
Debt instrument expiration end date		Dec 31, 2017	Dec 31, 2016
Debt instrument expiration start date		Jan 11, 2011	Jan 1, 2010

Underwriting Acquisition And Insurance Expenses (Underwriting, Acquisition And Insurance Expenses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commissions	$ 183.9	$ 198.3	$ 288.1
General expenses	210.1	213.6	209.9
Premium taxes, boards and bureaus	24	23.6	29.6
Underwriting, acquisition and insurance expenses	418	435.5	527.6
Net amortization (deferral) of policy acquisition costs	7.7	30.5	(6.4)
Total underwriting, acquisition and insurance expenses	$ 425.7	$ 466	$ 521.2

Underwriting, Acquisition And Insurance Expenses (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bad debt expense	$ 2.4	$ 6
Net reversal to adjust allowances for doubtful accounts	3.4
Recovery of bad debts previously	$ 1		$ 4.8

Pension Benefits (Schedule Of Change In Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value of plan assets at beginning of year	$ 21.5	$ 21.7
Actual return on plan assets	0.2	2.1
Employer contributions	0.2	0.2
Benefits paid	(2.2)	(2.5)
Fair value of plan assets at end of year	$ 19.7	$ 21.5

Pension Benefits (Schedule Of Change In Projected Benefit Obligation) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Projected benefit obligation at beginning of year	$ 22.3	$ 23.4
Interest cost	1	1.2
Actuarial loss	1.6	0.2
Settlements	(0.9)	(1.3)
Benefits paid	(1.3)	(1.2)
Projected benefit obligation at end of year	$ 22.7	$ 22.3

Pension Benefits (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 BasisPoint
Defined Benefit Plan Disclosure [Line Items]
Nearest basis points			25
Unrecognized actuarial loss	$ 0.3
Defined benefit plans with accumulated benefit obligations in excess of plan assets	2.2	2.1
Fair value of plan assets	0	0
Contributions by employer towards savings plan	5.6	5.7	6.7
Qualified Pension Plan [Member] | Underfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of pension related to plan	0.8
Qualified Pension Plan [Member] | Overfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of pension related to plan		1.3
Non- Qualified Pension Plan [Member] | Underfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of pension related to plan	$ 2.2	$ 2.1
Fixed Income Investments [Member] | Target Thresholds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	6500.00%
Fixed Income Investments [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	7570.00%
Equity Investments [Member] | Target Thresholds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	3500.00%
Equity Investments [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	2430.00%
United States [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	1880.00%
Foreign Equities [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	550.00%

Pension Benefits (Schedule Of Assumptions To Determine Benefit Obligations) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Weighted average discount rate	4.50%	5.00%
Expected rate of increase in future compensation levels

Pension Benefits (Schedule Of Assumptions To Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average discount rate	4.98%	5.11%	6.00%
Expected return on plan assets	6.00%	5.44%	6.00%
Expected rate of increase in future compensation levels

Pension Benefits (Components Of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest cost	$ 1	$ 1.2	$ 1.3
Expected return on plan assets	(1.2)	(1.1)	(1.2)
Settlement charge	0.2	0.4	0
Amortization of actuarial loss	0.2	0.2	0.2
Net periodic benefit cost	$ 0.2	$ 0.7	$ 0.3

Pension Benefits (Schedule Of Fair Value Measurement) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total	$ 19.7		$ 21.5		$ 21.7
Asset backed securities maturity date	397 days or less
Corporate bonds maturity date	Corporate bonds that mature in 2011, 2015, 2018 and 2020
Maturity of high-quality, dollar-denominated, fixed-income securities	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016
Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2.5		3.5
Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.8		1.4
Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1.1		1.3
Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4		0.4
Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.9		1.2
Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	12.9		11.5
Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4	[1]	0.9	[2]
Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[3]	0.5	[4]
Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0.5	[5]
Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[6]	0.3	[6]
Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.1	[7]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	18.6	[8]	19.3	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2.5	[8]	3.5	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.8	[8]	1.4	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1.1	[8]	1.3	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4	[8]	0.4	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.9	[8]	1.2	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	12.9	[8]	11.5	[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[1],[8]	0	[2],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[3],[8]	0	[4],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0	[5],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[6],[8]	0	[6],[8]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[7],[8]
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1.1	[9]	2.2	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[9]	0	[9]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.4	[1],[9]	0.9	[2],[9]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[3],[9]	0.5	[4],[9]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0.5	[5],[9]
Significant Other Observable Inputs (Level 2) [Member] | Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.3	[6],[9]	0.3	[6],[9]
Significant Other Observable Inputs (Level 2) [Member] | Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0.1	[7],[9]
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Large Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Small-Mid Cap Unites States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | Convertible Bonds And Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member] | U.S. & Global Government & Corporate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10]	0	[10]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[1],[10]	0	[10],[2]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Securities [Member] | Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10],[3]	0	[10],[4]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Securities [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			0	[10],[5]
Significant Unobservable Inputs (Level 3) [Member] | Cash And Short Term Investments [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	[10],[6]	0	[10],[6]
Significant Unobservable Inputs (Level 3) [Member] | Cash And Short Term Investments [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 0	[10],[7]

[1]	Assets invested in two corporate bonds that mature in 2015 and 2020.
[2]	Assets invested in four Corporate bonds that mature in 2011, 2015, 2018 and 2020.
[3]	Assets invested in two asset backed securities. One will mature in 2013 and the other will mature in 2016.
[4]	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016.
[5]	Assets invested in two municipal bonds. Both bonds will mature in 2013.
[6]	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.
[7]	Assets invested in a money market mutual fund primarily invested in a portfolio of short-term, high quality, fixed-income securities. The funds strategy is to invest in a portfolio of high-quality, dollar-denominated, fixed-income securities which are issued by banks, corporations, and the U.S. Government and that mature in 397 days or less. There are no restrictions on trading of the fund's shares other than normal business days and hours.
[8]	Quote prices in active markets for identical assets
[9]	Significant other observable inputs
[10]	Significant unobservable inputs

Pension Benefits (Schedule Of Expected Benefit Payments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
2012	$ 1.6
2013	1.9
2014	1.6
2015	1.7
2016	1.8
Years 2017 to 2021	$ 7.9

Share-Based Payments (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	5,154,332
Share-based compensation arrangement by share-based payment award, terms of award	Share options and SARs will count as one share for the purposes of the limits under the 2007 Plan; restricted shares, restricted share units, performance units, performance shares or other share-based incentive awards which settle in common shares will count as 2.75 shares for purpose of the limits under the 2007 Plan.
Exercised, shares	(22,342)
Deferred compensation arrangement with individual, employer contribution percentage	75.00%
Deferred compensation arrangement with individual, description	Under the Directors Plan, non-employee directors can elect each year to defer payment of 50% or 100% of their cash compensation payable during the next calendar year.
Deferred compensation arrangement with individual, distributions period, months	6
Deferred compensation arrangement with individual, shares authorized for issuance	1,650
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of share options (in years)	Seven
Share-based compensation arrangement by share-based payment award, discount from market price	100.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, discount from market price	50.00%
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, cash paid to exercise of stock options	$ 0.8	$ 0.3
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	2 years 6 months
Granted, Weighted-Average Grant Date Fair Value	$ 32.47
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	3.4
Share-based compensation arrangement by share-based payment award, total fair value of shares vested	1
Share based compensation arrangement by share based payment award options, outstanding	89,104
Stock-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	2 years 2 months 12 days
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	4.8
Exercised, shares	13,397
Share based compensation arrangement by share based payment award, shares issued	458
Share based compensation arrangement by share based payment award options exercises, intrinsic value	0.4
Share based compensation arrangement by share based payment award options, outstanding	412,276
Stock-Settled SARs Activity [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	5 years
Stock-Settled SARs Activity [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	1 year
Cash-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, cash paid to exercise of stock options	0.1
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	2 years 2 months 12 days
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	2.8
Exercised, shares	22,342
Share based compensation arrangement by share based payment award options exercises, intrinsic value	0.5
Share based compensation arrangement by share based payment award options, outstanding	539,255
Share-based compensation arrangement by share-based payment award, award vesting period, minimum, period	24
Share-based compensation arrangement by share-based payment award, award vesting period, maximum, period	48
Share based compensation arrangement by share based payment award, expense recognized for restricted share units	0.7	1.1	0.4
Cash-Settled SARs Activity [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	4 years
Cash-Settled SARs Activity [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	1 year
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost	4.4	10.2	7.3
Employee service share-based compensation, tax benefit from compensation expense	4	8.6	5.8
Employee service share-based compensation, cash paid to exercise of stock options	0.1	0.3	0.3
Employee service share-based compensation, cash received from exercise of stock options	0.1	0.3	0.3
Employee service share-based compensation, tax benefit realized from exercise of stock options	0.1	0.4	0.4
Share-based compensation arrangement by share-based payment award, number of shares authorized				4,500,000
Count of restricted shares, settle in common shares	2.75
Unamortized expense	0.5
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	1 year
Granted, Weighted-Average Grant Date Fair Value	$ 10.47	$ 7.49	$ 5.35
Exercised, shares	3,104
Deferred compensation arrangement with individual, interest rate	2 percent above the prime rate
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	5 years
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	1 year
2007 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	3 months
Share-based compensation arrangement by share-based payment award, number of shares authorized	555,793
Share-based compensation arrangement by share-based payment award, discount from market price	85.00%
Earn Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost	0.1	0.4	0.2
Share-based compensation arrangement by share-based payment award, discount from market price	85.00%
Earn Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	5 years
Earn Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	3 years
Deferred Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement with individual, compensation expense	0.6	0.8	1
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, cash received from exercise of stock options	0.3
Share-based compensation arrangement by share-based payment award, number of shares authorized	6,250,000
Granted, Weighted-Average Grant Date Fair Value	$ 0
Share based compensation arrangement by share based payment award options exercises, intrinsic value	$ 0.1	$ 1.1	$ 0.9
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	11 years
Amended Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	7 years

Share-Based Payments (Fair Value Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yields			0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	0.81%	1.34%	0.40%
Expected dividend yields	1.37%	1.48%
Expected award life (years)	5 years 15 days	1 year	1 year
Expected volatility	32.20%	31.30%	29.90%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	2.07%	2.65%	2.82%
Expected dividend yields	1.56%	1.65%
Expected award life (years)	5 years 26 days	5 years 29 days	4 years 9 months 22 days
Expected volatility	32.80%	31.80%	50.78%

Share-Based Payments (Summary Of Option Activity) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	22,342
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	447,603
Granted, Shares	84
Exercised, Shares	(3,104)
Expired or forfeited, Shares	(33,269)
Shares, Outstanding	411,314
Vested or expected to vest as of year end, Shares	391,759
Exercisable at end of year, Shares	317,903
Weighted-Average Exercise Price, Outstanding	36.28
Granted, Weighted-Average Exercise Price	39.19
Exercised, Weighted-Average Exercise Price	35.23
Expired or forfeited, Weighted-Average Exercise Price	36.87
Weighted-Average Exercise Price, Outstanding	36.7
Vested or expected to vest as of year end, Weighted-Average Exercise Price	36.15
Exercisable at end of year, Weighted-Average Exercise Price	36.82
Weighted-Average Remaining Contractual Term, Outstanding at end of the year	3 years 3 months 18 days
Vested or expected to vest as of year end, Weighted-Average Remaining Contractual Term	3 years 3 months 18 days
Exercisable at end of year, Weighted-Average Remaining Contractual Term	3 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of the year	0
Vested or expected to vest as of year end, Aggregate Intrinsic Value	0
Exercisable at end of year, Aggregate Intrinsic Value	0

Share-Based Payments (Summary Of Restricted Share Activity Under The 2007 Plan) (Detail) (Restricted Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	102,243
Granted, Shares	95,028
Vested and issued, Shares	(31,144)
Expired or forfeited, Shares	(17,754)
Shares, Outstanding	148,373
Weighted-Average Exercise Price, Outstanding	$ 30.11
Granted, Weighted-Average Grant Date Fair Value	$ 32.47
Vested and issued, Weighted-Average Grant Date Fair Value	$ 32.89
Expired or forfeited, Weighted-Average Grant Date Fair Value	$ 31.87
Weighted-Average Exercise Price, Outstanding	$ 31.88

Share-Based Payments (Summary Of Stock-Settled SARs Activity Under The 2007 Plan) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	22,342
Stock-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	630,947
Granted, Shares	493,518
Exercised, Shares	(13,397)
Expired or forfeited, Shares	(183,843)
Shares, Outstanding	927,225
Vested or expected to vest as of year end, Shares	785,833
Exercisable at end of year, Shares	201,645
Weighted-Average Exercise Price, Outstanding	28.22
Granted, Weighted-Average Exercise Price	32.18
Exercised, Weighted-Average Exercise Price	28.38
Expired or forfeited, Weighted-Average Exercise Price	28.97
Weighted-Average Exercise Price, Outstanding	30.18
Vested or expected to vest as of year end, Weighted-Average Exercise Price	37.41
Exercisable at end of year, Weighted-Average Exercise Price	28.53

Share-Based Payments (Summary Of Option Activity Under The Amended Plan) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	22,342
Cash-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	659,224
Granted, Shares	583,709
Exercised, Shares	(22,342)
Expired or forfeited, Shares	(134,548)
Shares, Outstanding	1,086,043
Vested or expected to vest as of year end, Shares	904,555
Exercisable at end of year, Shares	216,012
Weighted-Average Exercise Price, Outstanding	28.25
Granted, Weighted-Average Exercise Price	32.42
Exercised, Weighted-Average Exercise Price	28.07
Expired or forfeited, Weighted-Average Exercise Price	29.22
Weighted-Average Exercise Price, Outstanding	30.38
Vested or expected to vest as of year end, Weighted-Average Exercise Price	30.21
Exercisable at end of year, Weighted-Average Exercise Price	28.26

Share-Based Payments (Summary Of The Non-Vested Shares Activity Under The Amended Plan) (Detail) (Amended Plan [Member], USD $)	12 Months Ended
Dec. 31, 2011
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	459,434
Granted, Shares	0
Exercised, shares	(10,619)
Expired or forfeited, Shares	(40,144)
Shares, Outstanding	408,671
Vested or expected to vest as of year end, Shares	408,671
Exercisable at end of year, Shares	408,671
Weighted-Average Exercise Price, Outstanding	$ 36.8
Granted, Weighted-Average Exercise Price	$ 0
Exercised, Weighted-Average Exercise Price	$ 28.43
Expired or forfeited, Weighted-Average Exercise Price	$ 47.88
Weighted-Average Exercise Price, Outstanding	$ 35.93
Vested or expected to vest as of year end, Weighted-Average Exercise Price	$ 35.93
Exercisable at end of year, Weighted-Average Exercise Price	$ 35.93
Weighted-Average Remaining Contractual Term, Outstanding at end of the year	1 year 3 months 18 days
Vested or expected to vest as of year end, Weighted-Average Remaining Contractual Term	1 year 3 months 18 days
Exercisable at end of year, Weighted-Average Remaining Contractual Term	1 year 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of the year	$ 427,676
Vested or expected to vest as of year end, Aggregate Intrinsic Value	427,676
Exercisable at end of year, Aggregate Intrinsic Value	$ 427,676

Segment Information (Revenue And Income (Loss) Before Income Taxes For Each Segment) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									$ 1,082		$ 1,211.6		$ 1,414.9
Net investment income									125.8	[1]	133.6	[2]	145.5
Fee income, net									1.4		2.5		1.1
Segment (loss) income before income taxes									(80.9)		103.5		188
Net realized investment and other gains (losses)									49.2		36.8		(16.7)
Total revenue	318.6	306.2	336.4	297.2	316.5	333.3	362.4	372.3	1,258.4		1,384.5		1,544.8
Total (loss) income before income taxes	8.1	(4)	30.7	(96.7)	15.7	33.2	34.3	38.7	(61.9)		121.9		139.1
Excess And Surplus Lines [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									405.3		489.7		537
Net investment income									56		58.6		62.8
Segment (loss) income before income taxes									65.9		64.6		61.6
Commercial Specialty [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									316.7		332.8		364
Net investment income									27.7		29.8		29.3
Segment (loss) income before income taxes									(3.6)		32.2		46.6
International Specialty [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									101.3		100.3		87.7
Net investment income									10.9		8.4		8.5
Segment (loss) income before income taxes									(70.9)		33.1		50.3
Syndicate 1200 [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									259.3		290.1		424.1
Net investment income									17.2		14.2		11.5
Segment (loss) income before income taxes									(67)		(30.8)		23.1
Run-Off Lines [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Earned premiums									(0.6)		(1.3)		2.1
Net investment income									13.3		17.2		22.6
Segment (loss) income before income taxes									(5.3)		4.4		6.4
Corporate And Other [Member]
Revenue And Loss Income Before Income Taxes [Line Items]
Net investment income									0.7		5.4		10.8
Net realized investment and other gains (losses)									$ (30.2)		$ (18.4)		$ (32.2)

[1]	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million
[2]	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million

Segment Information (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Interest expense and other	$ 22.1	$ 22.9	$ 25.7
Reinsurance [Member]
Segment Reporting Information [Line Items]
Interest expense and other			25.7
Syndicate 1200 [Member]
Segment Reporting Information [Line Items]
Assets associated with trade capital providers	$ 546.4	$ 651.8

Segment Information (Schedule Of Earned Premiums By Geographic Location) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Earned premiums	$ 1,082	$ 1,211.6	$ 1,414.9
Bermuda [Member]
Segment Reporting Information [Line Items]
Earned premiums	101.5	98.6	87.2
United Kingdom [Member]
Segment Reporting Information [Line Items]
Earned premiums	259.3	290.1	424
United States [Member]
Segment Reporting Information [Line Items]
Earned premiums	$ 721.2	$ 822.9	$ 903.7

Segment Information (Identifiable Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Identifiable Assets [Line Items]
Identifiable assets	$ 6,378.3	$ 6,463.9
Excess And Surplus Lines [Member]
Identifiable Assets [Line Items]
Identifiable assets	2,268.7	2,322.3
Commercial Specialty [Member]
Identifiable Assets [Line Items]
Identifiable assets	1,284.1	1,292.4
International Specialty [Member]
Identifiable Assets [Line Items]
Identifiable assets	661.1	499.6
Syndicate 1200 [Member]
Identifiable Assets [Line Items]
Identifiable assets	1,545.5	1,571.7
Run-Off Lines [Member]
Identifiable Assets [Line Items]
Identifiable assets	560	638.3
Corporate And Other [Member]
Identifiable Assets [Line Items]
Identifiable assets	$ 58.9	$ 139.6

Segment Information (Schedule Of Goodwill And Intangible Assets Net Of Accumulated Amortization) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 153.8	$ 153.8
Intangible assets, net of accumulated amortization	93	95.3
Excess And Surplus Lines [Member]
Segment Reporting Information [Line Items]
Goodwill	76.4	76.4
Intangible assets, net of accumulated amortization	4.6	5.2
Commercial Specialty [Member]
Segment Reporting Information [Line Items]
Goodwill	48.7	48.7
Intangible assets, net of accumulated amortization	7.6	7.9
Syndicate 1200 [Member]
Segment Reporting Information [Line Items]
Goodwill	28.7	28.7
Intangible assets, net of accumulated amortization	$ 80.8	$ 82.2

Run-Off Lines (Gross Reserves For Run-Off Lines) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Asbestos and Environmental	$ 75.3	$ 90.2
Total Run-off Lines	403.3	457
Reinsurance Assumed [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Asbestos and Environmental	62.2	76.1
Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Asbestos and Environmental	13.1	14.1
Risk Management [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Run-off Lines	296.1	328
PXRE Run-Off Lines [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Run-off Lines	24.5	31.1
Other Run-Off Lines [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Run-off Lines	$ 7.4	$ 7.7

Run-Off Lines (Total Gross Reserves For Asbestos Exposure) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	$ 7.3	$ 11.4	$ 36
Total assumed domestic reserves	44.5	54.1	54.8
Total assumed London reserves	10.9	13.8	17.7
Total asbestos reserves	62.7	79.3	108.5
Case Reserves [Member]
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	2.8	3.2	23.5
Total assumed domestic reserves	21.7	24.5	28.4
Total assumed London reserves	6.2	7.9	9.8
ULAE [Member]
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	2	2.5	2.9
Total assumed domestic reserves	3.1	3.8	4.3
Total assumed London reserves	0.7	0.9	1.2
IBNR [Member]
Total Gross Reserves For Asbestos Exposure [Line Items]
Total direct written reserves	2.5	5.7	9.6
Total assumed domestic reserves	19.7	25.8	22.1
Total assumed London reserves	$ 4	$ 5	$ 6.7

Run-Off Lines (Net Underwriting Results For Run-Off Lines) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Underwriting Results For Run-Off Lines [Line Items]
Total Asbestos and Environmental	$ (11.7)	$ (9.5)	$ (6.5)
Total Run-off Lines	(16.8)	(10.6)	(16.1)
Reinsurance Assumed [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Asbestos and Environmental	(6.7)	(9.5)	(0.4)
Other [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Asbestos and Environmental	(5)	0	(6.1)
Risk Management [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Run-off Lines	2.6	(1.8)	(15.6)
PXRE Run-Off Lines [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Run-off Lines	(5.5)	0.7	6
Other Run-Off Lines [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Run-off Lines	$ (2.2)	$ 0	$ 0

Run-Off Lines (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Net unfavorable loss reserve developed on prior accident years	$ 7.9
Asbestos losses	8.2
Environmental losses	3.5
Net favorable loss reserve developed on prior accident years		1.9	1.6
PXRE Claims [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Unfavorable loss reserve developed	4.6
Favorable loss reserve developed		2.6	7.6
Asbestos And Environmental Liability Reserves [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Unfavorable loss reserve developed	11.7	9.5	6.5
Unwinding Of The Workers Compensation Reserve Discount [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Unfavorable loss reserve developed	1	1	3
Risk Management Run-Off Reserves [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Favorable loss reserve developed		9
Unallocated Loss Adjustment Reserves [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Favorable loss reserve developed		0.8
PXRE's 2005 Hurricane Losses [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Favorable loss reserve developed			$ 3.2

Commitments And Contingencies (Detail)	12 Months Ended
Dec. 31, 2011
Contingencies And Commitments [Line Items]
Loss contingency, opinion of counsel	At this stage, Argo Group is unable to determine with any reasonable certainty the specific claims, litigants, or alleged damages that ultimately may be associated with the Private Placement lawsuit or any other future proceedings regarding the alleged facts and circumstances described above, nor can we currently predict the timing of any rulings, trials or other significant events relating to such proceedings. Given these limitations and the inherent difficulty of projecting the outcome of litigated disputes, we are unable to reasonably estimate the possible loss, range of loss or legal costs that are likely to arise out of the pending securities litigation or any future proceedings relating to the above matters at this time. Argo Group has insurance protection that may cover a portion of any potential loss or legal costs, but a settlement above the coverage limits could impact our financial position and results of operations.

Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Lease agreement period (in years)	Fifteen
Capital lease agreement, discount rate	8.50%
Capital lease agreement, required payment	$ 2.5
Final payment to be made under capital lease	$ 2.5

Leases (Schedule Of Future Minimum Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
2012	$ 10.7
2013	9.3
2014	7.8
2015	6.7
2016	5.9
Thereafter	13.4
Total	$ 53.8

Statutory Accounting Principles (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Agro Re [Member]	Dec. 31, 2011 Agro Re [Member]	Dec. 31, 2009 Agro Re [Member]	Jun. 30, 2011 Rockwood Casualty Insurance Company [Member]	Sep. 30, 2010 Rockwood Casualty Insurance Company [Member]	Jun. 30, 2009 Rockwood Casualty Insurance Company [Member]	Dec. 31, 2011 Rockwood Casualty Insurance Company [Member]	Oct. 31, 2010 Colony Insurance Company [Member]	Jun. 30, 2009 Colony Insurance Company [Member]	Dec. 31, 2011 Colony Insurance Company [Member]	Sep. 30, 2010 Argonaut Insurance Company [Member]	Dec. 31, 2011 Argonaut Insurance Company [Member]
Statutory Accounting Principles [Line Items]
Estimated statutory capital and surplus	$ 777.6	$ 841.5	$ 705.2		$ 1,172
Statutory capital and surplus amount required to be maintained					224
Estimated statutory net loss	206	110.9	123.9		46.6
Total investments in subsidiaries	0	0			887
Cash dividends				17.5	100	0
Received cash dividends							30	30			25.2		48.1	25
Value of extraordinary dividends									15			90	99.4
Received a dividend, securities											24.8		51.3
Dividends received											50
Maximum permitted amount of dividends										$ 17.5			$ 161.3		$ 37.3

Statutory Accounting Principles (Schedule Of Statutory Policyholder's Surplus And Net Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 206	$ 110.9	$ 123.9
Surplus	$ 777.6	$ 841.5	$ 705.2

Disclosures About Fair Value Of Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Premiums receivable	$ 309	$ 301.8
Reinsurance recoverable	1,144.1	1,204.6
Over 90 Days [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Premiums receivable	19.3	18.9
Reinsurance recoverable	13.1	28.7
Premiums receivable, allowance for doubtful accounts	2.8	4.6
Reinsurance recoverables, allowance for doubtful accounts	3.2	11.1
Premiums receivable, secured by collateral	0.3	0.4
Reinsurance recoverables, secured by collateral	$ 0.3	$ 0.4

Disclosures About Fair Value Of Financial Instruments (Summary Of The Company's Financial Instruments Whose Carrying Amount Did Not Equal Fair Value) (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 377	$ 376.5
Fair Value	298.2	283.4
Junior Subordinated Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	311.5	311.5
Fair Value	250.8	238.6
Other Indebtedness [Member] | Floating Rate Loan Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	64.7	64.2
Fair Value	46.8	44.3
Other Indebtedness [Member] | Notes Payable, Other Payables [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	0.8	0.8
Fair Value	$ 0.6	$ 0.5

Insurance Assessments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Insurance assessments on current insolvencies	$ 15.3	$ 14.3

Quarterly Financial Data (Quarterly Financial Data) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenue	$ 318.6		$ 306.2		$ 336.4		$ 297.2		$ 316.5		$ 333.3		$ 362.4		$ 372.3		$ 1,258.4	$ 1,384.5	$ 1,544.8
Net (loss) income before income taxes	8.1		(4)		30.7		(96.7)		15.7		33.2		34.3		38.7		(61.9)	121.9	139.1
Net (loss) income	1.4		(10.8)		21.6		(94.1)		11.3		24.2		27.3		23.9		(81.9)	86.7	115.2
Basic	$ 0.05	[1]	$ (0.39)	[1]	$ 0.79	[1]	$ (3.42)	[1]	$ 0.4	[1]	$ 0.83	[1]	$ 0.91	[1]	$ 0.78	[1]	$ (3.02)	$ 2.93	$ 3.75
Diluted	$ 0.05	[1]	$ (0.39)	[1]	$ 0.78	[1]	$ (3.42)	[1]	$ 0.39	[1]	$ 0.82	[1]	$ 0.9	[1]	$ 0.77	[1]	$ (3.02)	$ 2.9	$ 3.74
Comprehensive (loss) income	$ 27.1		$ (61.9)		$ 31.3		$ (86.2)		$ (14.6)		$ 84.1		$ 27.6		$ 29.8		$ (89.7)	$ 126.9	$ 251.3

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

Information Provided In Connection With Outstanding Debt Of Subsidiaries (Condensed Consolidating Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	$ 4,147.5		$ 4,215.4
Cash	100.9		83.5		18.1		5.2
Premiums receivable	309		301.8
Reinsurance recoverables	1,144.1		1,204.6
Goodwill and other intangible assets	246.8		249.1
Current income taxes receivable, net	11.2		4.5
Deferred acquisition costs, net	101.5		114.4
Ceded unearned premiums	179.4		164
Other assets	137.9		126.6
Due from affiliates	0		0
Intercompany note receivable	0		0
Investment in subsidiaries	0		0
Total assets	6,378.3		6,463.9
Reserves for losses and loss adjustment expenses	3,291.1		3,152.2
Unearned premiums	658.2		654.1
Funds held and ceded reinsurance payable, net	460.3		557.7
Long-term debt	377		376.5
Current income taxes payable, net	0
Deferred tax liabilities, net	18.5		2.4
Accrued underwriting expenses and other liabilities	110.2		111.4
Due to affiliates	0		0
Intercompany note payable (receivable)			0
Total liabilities	4,915.3		4,854.3
Total shareholders' equity	1,463		1,609.6		1,594.3		1,352.9
Total liabilities and shareholders' equity	6,378.3		6,463.9
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	(0.8)		0.2
Cash	0		0		0		0.4
Premiums receivable	0		0
Reinsurance recoverables	0		0
Goodwill and other intangible assets	0		0
Current income taxes receivable, net	0		0
Deferred acquisition costs, net	0		0
Ceded unearned premiums	0		0
Other assets	6.8		5.9
Due from affiliates	0		0
Intercompany note receivable	0		0
Investment in subsidiaries	1,530.6		1,740.4
Total assets	1,536.6		1,746.5
Reserves for losses and loss adjustment expenses	0		0
Unearned premiums	0		0
Funds held and ceded reinsurance payable, net	0		0
Long-term debt	64.4		64.4
Current income taxes payable, net	0
Deferred tax liabilities, net	0		0
Accrued underwriting expenses and other liabilities	8.9		10.6
Due to affiliates	0.3		3
Intercompany note payable (receivable)			58.9
Total liabilities	73.6		136.9
Total shareholders' equity	1,463		1,609.6
Total liabilities and shareholders' equity	1,536.6		1,746.5
Argo Group US, Inc. And Subsidiaries (Subsidiary Issuer) [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	2,778.5		2,818.2
Cash	85.1		61.6		9.6		4.5
Premiums receivable	151.2		165.2
Reinsurance recoverables	1,140.5		1,173.2
Goodwill and other intangible assets	137.2		138.1
Current income taxes receivable, net	0		1.4
Deferred acquisition costs, net	55.8		58.4
Ceded unearned premiums	77.2		69.3
Other assets	88.5		79
Due from affiliates	0		0
Intercompany note receivable	90.8		64.7
Investment in subsidiaries	0		0
Total assets	4,604.8		4,629.1
Reserves for losses and loss adjustment expenses	2,291.2		2,393.7
Unearned premiums	397.8		407.4
Funds held and ceded reinsurance payable, net	562.8		535.5
Long-term debt	247.9		247.9
Current income taxes payable, net	1.8
Deferred tax liabilities, net	13.4		(1.5)
Accrued underwriting expenses and other liabilities	81.7		70
Due to affiliates	0.6		1.8
Intercompany note payable (receivable)			0
Total liabilities	3,597.2		3,654.8
Total shareholders' equity	1,007.6		974.3
Total liabilities and shareholders' equity	4,604.8		4,629.1
Other Subsidiaries And Eliminations [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	1,369.8	[1]	1,397	[1]
Cash	15.8	[1]	21.9	[1]	8.5	[1]	0.3	[1]
Premiums receivable	157.8	[1]	136.6	[1]
Reinsurance recoverables	3.6	[1]	31.4	[1]
Goodwill and other intangible assets	109.6	[1]	111	[1]
Current income taxes receivable, net	11.2	[1]	3.1	[1]
Deferred acquisition costs, net	45.7	[1]	56	[1]
Ceded unearned premiums	102.2	[1]	94.7	[1]
Other assets	42.6	[1]	41.7	[1]
Due from affiliates	0.3	[1]	3	[1]
Intercompany note receivable	(90.8)	[1]	(5.8)	[1]
Investment in subsidiaries	0	[1]	0	[1]
Total assets	1,767.8	[1]	1,890.6	[1]
Reserves for losses and loss adjustment expenses	999.9	[1]	758.5	[1]
Unearned premiums	260.4	[1]	246.7	[1]
Funds held and ceded reinsurance payable, net	(102.5)	[1]	22.2	[1]
Long-term debt	64.7	[1]	64.2	[1]
Current income taxes payable, net	(1.8)	[1]
Deferred tax liabilities, net	5.1	[1]	3.9	[1]
Accrued underwriting expenses and other liabilities	19.6	[1]	30.8	[1]
Due to affiliates	(0.6)	[1]	(1.8)	[1]
Intercompany note payable (receivable)			0	[1]
Total liabilities	1,244.8	[1]	1,124.5	[1]
Total shareholders' equity	523	[1]	766.1	[1]
Total liabilities and shareholders' equity	1,767.8	[1]	1,890.6	[1]
Consolidating Adjustments [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	0	[2]	0	[2]
Cash	0	[2]	0	[2]	0	[2]	0	[2]
Premiums receivable	0	[2]	0	[2]
Reinsurance recoverables	0	[2]	0	[2]
Goodwill and other intangible assets	0	[2]	0	[2]
Current income taxes receivable, net	0	[2]	0	[2]
Deferred acquisition costs, net	0	[2]	0	[2]
Ceded unearned premiums	0	[2]	0	[2]
Other assets	0	[2]	0	[2]
Due from affiliates	(0.3)	[2]	(3)	[2]
Intercompany note receivable	0	[2]	(58.9)	[2]
Investment in subsidiaries	(1,530.6)	[2]	(1,740.4)	[2]
Total assets	(1,530.9)	[2]	(1,802.3)	[2]
Reserves for losses and loss adjustment expenses	0	[2]	0	[2]
Unearned premiums	0	[2]	0	[2]
Funds held and ceded reinsurance payable, net	0	[2]	0	[2]
Long-term debt	0	[2]	0	[2]
Current income taxes payable, net	0	[2]
Deferred tax liabilities, net	0	[2]	0	[2]
Accrued underwriting expenses and other liabilities	0	[2]	0	[2]
Due to affiliates	(0.3)	[2]	(3)	[2]
Intercompany note payable (receivable)			(58.9)	[2]
Total liabilities	(0.3)	[2]	(61.9)	[2]
Total shareholders' equity	(1,530.6)	[2]	(1,740.4)	[2]
Total liabilities and shareholders' equity	$ (1,530.9)	[2]	$ (1,802.3)	[2]

[1]	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
[2]	Includes all Argo Group parent company eliminations

Information Provided In Connection With Outstanding Debt Of Subsidiaries (Condensed Consolidating Statement Of (Loss) Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									$ 1,082		$ 1,211.6		$ 1,414.9
Net investment income									125.8	[1]	133.6	[2]	145.5
Fee income, net									1.4		2.5		1.1
Net realized investment and other gains									49.2		36.8		(16.7)
Total revenue	318.6	306.2	336.4	297.2	316.5	333.3	362.4	372.3	1,258.4		1,384.5		1,544.8
Losses and loss adjustment expenses									863.1		777.5		853.1
Other reinsurance-related expense									5.9		0		0
Underwriting, acquisition and insurance expenses									425.7		466		521.2
Interest expense									22.1		22.9		25.7
Foreign currency exchange loss									3.5		(3.8)		(0.2)
Total expenses									1,320.3		1,262.6		1,405.7
Income (loss) before income taxes	8.1	(4)	30.7	(96.7)	15.7	33.2	34.3	38.7	(61.9)		121.9		139.1
Provision (benefit) for income taxes									20		35.2		23.9
Net income (loss) before equity in losses of subsidiaries									(81.9)		86.7		115.2
Equity in undistributed losses of subsidiaries)									0		0		0
Net (loss) income	1.4	(10.8)	21.6	(94.1)	11.3	24.2	27.3	23.9	(81.9)		86.7		115.2
Intercompany Dividend									100		17.5
Impairment of intangible asset									0		0		5.9
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									0		0		0
Net investment income									100.1	[1]	17.7	[2]	(1.7)
Fee income, net									0		0		0
Net realized investment and other gains									0		0		0
Total revenue									100.1		17.7		(1.7)
Losses and loss adjustment expenses									0		0		0
Other reinsurance-related expense									0		0		0
Underwriting, acquisition and insurance expenses									22.6		27.4		15.2
Interest expense									5.4		4.8		3.9
Foreign currency exchange loss									0		0		0
Total expenses									28		32.2		19.1
Income (loss) before income taxes									72.1		(14.5)		(20.8)
Provision (benefit) for income taxes									0		0		0
Net income (loss) before equity in losses of subsidiaries									72.1		(14.5)		(20.8)
Equity in undistributed losses of subsidiaries)									(154)		101.2		136
Net (loss) income									(81.9)		86.7		115.2
Impairment of intangible asset													0
Argo Group US, Inc. And Subsidiaries (Subsidiary Issuer) [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									440.7		490.5		535.9
Net investment income									88.9	[1]	89.8	[2]	112.3
Fee income, net									0.1		0.3		0.4
Net realized investment and other gains									36.9		25		5
Total revenue									566.6		605.6		653.6
Losses and loss adjustment expenses									290		290.9		348.5
Other reinsurance-related expense									0		0		0
Underwriting, acquisition and insurance expenses									161.5		172.3		200.6
Interest expense									15.5		16.4		17
Foreign currency exchange loss									0		0.7		0
Total expenses									467		480.3		566.1
Income (loss) before income taxes									99.6		125.3		87.5
Provision (benefit) for income taxes									28		37.5		18
Net income (loss) before equity in losses of subsidiaries									71.6		87.8		69.5
Equity in undistributed losses of subsidiaries)									0		0		0
Net (loss) income									71.6		87.8		69.5
Impairment of intangible asset													0
Other Subsidiaries And Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									641.3	[3]	721.1	[3]	879	[3]
Net investment income									36.8	[1],[3]	43.6	[2],[3]	34.9	[3]
Fee income, net									1.3	[3]	2.2	[3]	0.7	[3]
Net realized investment and other gains									12.3	[3]	11.8	[3]	(21.7)	[3]
Total revenue									691.7	[3]	778.7	[3]	892.9	[3]
Losses and loss adjustment expenses									573.1	[3]	486.6	[3]	504.6	[3]
Other reinsurance-related expense									5.9	[3]	0	[3]	0	[3]
Underwriting, acquisition and insurance expenses									241.6	[3]	266.3	[3]	305.4	[3]
Interest expense									1.2	[3]	1.7	[3]	4.8	[3]
Foreign currency exchange loss									3.5	[3]	(4.5)	[3]	(0.2)	[3]
Total expenses									825.3	[3]	750.1	[3]	820.5	[3]
Income (loss) before income taxes									(133.6)	[3]	28.6	[3]	72.4	[3]
Provision (benefit) for income taxes									(8)	[3]	(2.3)	[3]	5.9	[3]
Net income (loss) before equity in losses of subsidiaries									(125.6)	[3]	30.9	[3]	66.5	[3]
Equity in undistributed losses of subsidiaries)									0	[3]	0	[3]	0	[3]
Net (loss) income									(125.6)	[3]	30.9	[3]	66.5	[3]
Impairment of intangible asset													5.9	[3]
Consolidating Adjustments [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Earned premiums									0	[4]	0	[4]	0	[4]
Net investment income									(100)	[1],[4]	(17.5)	[2],[4]	0	[4]
Fee income, net									0	[4]	0	[4]	0	[4]
Net realized investment and other gains									0	[4]	0	[4]	0	[4]
Total revenue									(100)	[4]	(17.5)	[4]	0	[4]
Losses and loss adjustment expenses									0	[4]	0	[4]	0	[4]
Other reinsurance-related expense									0	[4]	0	[4]	0	[4]
Underwriting, acquisition and insurance expenses									0	[4]	0	[4]	0	[4]
Interest expense									0	[4]	0	[4]	0	[4]
Foreign currency exchange loss									0	[4]	0	[4]	0	[4]
Total expenses									0	[4]	0	[4]	0	[4]
Income (loss) before income taxes									(100)	[4]	(17.5)	[4]	0	[4]
Provision (benefit) for income taxes									0	[4]	0	[4]	0	[4]
Net income (loss) before equity in losses of subsidiaries									(100)	[4]	(17.5)	[4]	0	[4]
Equity in undistributed losses of subsidiaries)									154	[4]	(101.2)	[4]	(136)	[4]
Net (loss) income									54	[4]	(118.7)	[4]	(136)	[4]
Impairment of intangible asset													$ 0	[4]

[1]	Included in net investment income for Argo Group parent is intercompany dividend activity of $100.0 million
[2]	Included in net investment income for Argo Group parent is intercompany dividend activity of $0.0 million
[3]	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
[4]	Includes all Argo Group parent company eliminations

Information Provided In Connection With Outstanding Debt Of Subsidiaries (Condensed Consolidating Statement Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	$ (17.7)		$ (3.1)		$ 301.8
Proceeds from sales of investments	1,370.8		1,893.4		1,339.8
Proceeds from maturities and mandatory calls of investments	450.9		539.3		439
Purchases of investments	(1,794.9)		(2,270.8)		(2,057.2)
Change in short-term investments and foreign regulatory deposits	68.3		42.1		51.6
Settlements of foreign currency exchange forward contracts	7.7		0		0
Issuance of intercompany note	0
Other, net	(2.5)		(20.1)		(14)
Cash provided (used) by investing activities	100.3		183.9		(240.8)
Borrowings under intercompany note	0		0
Activity under revolving credit facility, net	0		0		(50.9)
Activity under stock incentive plans	1.1		4.3		3.1
Repurchase of Company's common shares	(49.5)		(105.2)		0
Excess tax expense from share-based payment arrangements	(0.1)		(0.3)		(0.3)
Payment of cash dividend to common shareholders	(13.1)		(14.2)		0
Cash used by financing activities	(61.6)		(115.4)		(48.1)
Effect of exchange rate changes on cash	(3.6)		0		0
Change in cash	17.4		65.4		12.9
Cash, beginning of period	83.5		18.1		5.2
Cash, end of period	100.9		83.5		18.1
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	71.6		(11.2)		(2.5)
Proceeds from sales of investments	0		0		0
Proceeds from maturities and mandatory calls of investments	0		0		0
Purchases of investments	0		0		0
Change in short-term investments and foreign regulatory deposits	0		1.8		(0.2)
Settlements of foreign currency exchange forward contracts	1.3
Issuance of intercompany note	0
Other, net	(0.3)		(0.1)		(0.8)
Cash provided (used) by investing activities	1		1.7		(1)
Borrowings under intercompany note	(60.6)		36.8
Activity under revolving credit facility, net					0
Activity under stock incentive plans	1.1		4.4		3.1
Repurchase of Company's common shares	0		(17.5)
Excess tax expense from share-based payment arrangements	0		0		0
Payment of cash dividend to common shareholders	(13.1)		(14.2)		0
Cash used by financing activities	(72.6)		9.5		3.1
Effect of exchange rate changes on cash	0				0
Change in cash	0		0		(0.4)
Cash, beginning of period	0		0		0.4
Cash, end of period	0		0		0
Argo Group US, Inc. And Subsidiaries (Subsidiary Issuer) [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	27.6		(9.7)		117.1
Proceeds from sales of investments	869.3		1,150.6		890.9
Proceeds from maturities and mandatory calls of investments	275		332.3		323.8
Purchases of investments	(1,123.5)		(1,314.5)		(1,219.1)
Change in short-term investments and foreign regulatory deposits	61.9		(2.6)		15
Settlements of foreign currency exchange forward contracts	0
Issuance of intercompany note	(23.5)
Other, net	(13.7)		(14.8)		(18.8)
Cash provided (used) by investing activities	45.5		151		(8.2)
Borrowings under intercompany note	0		0
Activity under revolving credit facility, net					(50.9)
Activity under stock incentive plans	0		0		0
Repurchase of Company's common shares	(49.5)		(87.7)
Excess tax expense from share-based payment arrangements	(0.1)		(0.3)		(0.3)
Payment of cash dividend to common shareholders	0		(1.3)		(52.6)
Cash used by financing activities	(49.6)		(89.3)		(103.8)
Effect of exchange rate changes on cash	0				0
Change in cash	23.5		52		5.1
Cash, beginning of period	61.6		9.6		4.5
Cash, end of period	85.1		61.6		9.6
Other Subsidiaries And Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	(156.3)	[1]	(36.5)	[1]	187.2	[1]
Proceeds from sales of investments	501.5	[1]	742.8	[1]	448.9	[1]
Proceeds from maturities and mandatory calls of investments	175.9	[1]	207	[1]	115.2	[1]
Purchases of investments	(671.4)	[1]	(956.3)	[1]	(838.1)	[1]
Change in short-term investments and foreign regulatory deposits	6.4	[1]	42.9	[1]	36.8	[1]
Settlements of foreign currency exchange forward contracts	6.4	[1]
Issuance of intercompany note	23.5	[1]
Other, net	11.5	[1]	(5.2)	[1]	5.6	[1]
Cash provided (used) by investing activities	53.8	[1]	31.2	[1]	(231.6)	[1]
Borrowings under intercompany note	0	[1]	0	[1]
Activity under revolving credit facility, net					0	[1]
Activity under stock incentive plans	0	[1]	(0.1)	[1]	0	[1]
Repurchase of Company's common shares	0	[1]	0	[1]
Excess tax expense from share-based payment arrangements	0	[1]	0	[1]	0	[1]
Payment of cash dividend to common shareholders	100	[1]	18.8	[1]	52.6	[1]
Cash used by financing activities	100	[1]	18.7	[1]	52.6	[1]
Effect of exchange rate changes on cash	(3.6)	[1]			0	[1]
Change in cash	(6.1)	[1]	13.4	[1]	8.2	[1]
Cash, beginning of period	21.9	[1]	8.5	[1]	0.3	[1]
Cash, end of period	15.8	[1]	21.9	[1]	8.5	[1]
Consolidating Adjustments [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash flows from operating activities	39.4	[2]	(54.3)	[2]	0	[2]
Proceeds from sales of investments	0	[2]	0	[2]	0	[2]
Proceeds from maturities and mandatory calls of investments	0	[2]	0	[2]	0	[2]
Purchases of investments	0	[2]	0	[2]	0	[2]
Change in short-term investments and foreign regulatory deposits	0	[2]	0	[2]	0	[2]
Settlements of foreign currency exchange forward contracts	0	[2]
Issuance of intercompany note	0	[2]
Other, net	0	[2]	0	[2]	0	[2]
Cash provided (used) by investing activities	0	[2]	0	[2]	0	[2]
Borrowings under intercompany note	60.6	[2]	(36.8)	[2]
Activity under revolving credit facility, net					0	[2]
Activity under stock incentive plans	0	[2]	0	[2]	0	[2]
Repurchase of Company's common shares	0	[2]	0	[2]
Excess tax expense from share-based payment arrangements	0	[2]	0	[2]	0	[2]
Payment of cash dividend to common shareholders	100	[2]	(17.5)	[2]	0	[2]
Cash used by financing activities	(39.4)	[2]	(54.3)	[2]	0	[2]
Effect of exchange rate changes on cash	0	[2]			0	[2]
Change in cash	0	[2]	0	[2]	0	[2]
Cash, beginning of period	0	[2]	0	[2]	0	[2]
Cash, end of period	$ 0	[2]	$ 0	[2]	$ 0	[2]

[1]	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
[2]	Includes all Argo Group parent company eliminations

Condensed Financial Information Of Registrant (Schedule Of Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Investment in subsidiaries	$ 0		$ 0
Other assets	105.6		93.1
Total assets	6,378.3		6,463.9
Junior subordinated debentures	311.5		311.5
Due to subsidiaries	0		0
Accrued underwriting expense	78.5		84.3
Other liabilities	31.7		27.1
Total liabilities	4,915.3		4,854.3
Shareholders' equity	1,463		1,609.6		1,594.3	1,352.9
Total liabilities and shareholders' equity	6,378.3		6,463.9
Registrant [Member]
Other investments, unrealized loss on foreign currency exchange forward contracts	(1)		0
Short-term investments	0.2		0.2
Investment in subsidiaries	1,530.6		1,740.4
Other assets	6.8		5.9
Total assets	1,536.6		1,746.5
Junior subordinated debentures	64.4		64.4
Intercompany note payable	0	[1]	58.9	[1]
Due to subsidiaries	0.3		3
Accrued underwriting expense	8.4		10.1
Other liabilities	0.5		0.5
Total liabilities	73.6		136.9
Shareholders' equity	1,463		1,609.6
Total liabilities and shareholders' equity	$ 1,536.6		$ 1,746.5

[1]	In December 2010, select intercompany transactions with one subsidiary were converted to a note payable agreement which began accruing interest retroactively to March 1, 2010. Some of these transactions had previously been reflected in "Due to subsidiaries."

Condensed Financial Information Of Registrant (Schedule Of Statements Of Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net investment income									$ 125.8		$ 133.6		$ 145.5
Interest expense									22.1		22.9		25.7
Net income (loss) before equity in (losses) earnings of subsidiaries									(81.9)		86.7		115.2
Equity in undistributed (losses) earnings of subsidiaries									0		0		0
Net (loss) income	1.4	(10.8)	21.6	(94.1)	11.3	24.2	27.3	23.9	(81.9)		86.7		115.2
Intercompany Dividend									100		17.5
Registrant [Member]
Net investment income									100.1	[1]	17.7	[1]	(1.7)	[1]
Interest expense									5.4		4.8		3.9
Other expenses									22.6		27.4		15.2
Total operating expenses									28		32.2		19.1
Net income (loss) before equity in (losses) earnings of subsidiaries									72.1	[2]	(14.5)	[2]	(20.8)	[2]
Equity in undistributed (losses) earnings of subsidiaries									(154)		101.2		136
Net (loss) income									$ (81.9)		$ 86.7		$ 115.2

[1]	For the years ended December 31, 2011 and 2010, net investment income includes intercompany dividend activity of $100.0 million and $17.5 million, respectively.
[2]	Argo Group International Holdings, Ltd. is not subject to taxation.

Condensed Financial Information Of Registrant (Schedule Of Statements Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net (loss) income	$ (81.9)	$ 86.7	$ 115.2
Amortization and depreciation	30.8	31.2	22.4
Share-based payments expense	4.6	10.1	7.9
Undistributed (losses) earnings in subsidiaries	0	0	0
Accrued underwriting expense	(5.8)	(22.4)	(7.8)
Other assets and liabilities, net	(18.7)	(18.2)	67
Cash (used) provided by operating activities	(17.7)	(3.1)	301.8
Change in short-term investments	75.8	63	85.7
Settlements of foreign currency exchange forward contracts	7.7	0	0
Purchases of fixed assets	(16.5)	(14.6)	(23)
Cash provided (used) by investing activities	100.3	183.9	(240.8)
Borrowings under intercompany note payable, net	0	0
Activity under stock incentive plans	1.1	4.3	3.1
Repurchase of Company's common shares	(49.5)	(105.2)	0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0
Cash used by financing activities	(61.6)	(115.4)	(48.1)
Change in cash	17.4	65.4	12.9
Cash, beginning of period	83.5	18.1	5.2
Cash, end of period	100.9	83.5	18.1
Registrant [Member]
Net (loss) income	(81.9)	86.7	115.2
Amortization and depreciation	0.8	0.5	0.5
Share-based payments expense	2.6	4.1	3
Undistributed (losses) earnings in subsidiaries	154	(101.2)	(136)
Prepaid assets	(0.8)	(0.5)	(0.2)
Accrued underwriting expense	(1.6)	1.8	0
Due to subsidiaries	(3.2)	(3)	14.9
Interest on intercompany note payable	1.7	1.2	0
Other assets and liabilities, net	0	(0.8)	0.1
Cash (used) provided by operating activities	71.6	(11.2)	(2.5)
Change in short-term investments	0	1.8	(0.2)
Settlements of foreign currency exchange forward contracts	1.3	0	0
Purchases of fixed assets	(0.3)	(0.1)	(0.8)
Cash provided (used) by investing activities	1	1.7	(1)
Borrowings under intercompany note payable, net	(60.6)	36.8	0
Activity under stock incentive plans	1.1	4.4	3.1
Repurchase of Company's common shares	0	(17.5)	0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0
Cash used by financing activities	(72.6)	9.5	3.1
Change in cash	0	0	(0.4)
Cash, beginning of period	0	0	0.4
Cash, end of period	$ 0	$ 0	$ 0

Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	$ 101.5	[1]	$ 114.4	[1]	$ 153.5	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	3,291.1	[2]	3,152.2	[2]	3,203.2	[2]
Unearned Premiums	658.2	[3]	654.1	[3]	803.6	[3]
Premium Revenue, net (premiums earned)	1,082	[4]	1,211.6	[4]	1,414.9	[4]
Net Investment Income	125.8	[5],[6]	133.6	[5],[6]	145.5	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	863.1	[7]	777.5	[7]	853.1	[7]
Amortization (Deferral) of Deferred Acquisition Costs	7.7	[8],[9]	30.5	[8],[9]	(6.4)	[8],[9]
Other Insurance Expenses	418	[10],[11]	435.5	[10],[11]	527.6	[10],[11]
Premiums Written, net	1,071.8	[12]	1,095.7	[12]	1,421.4	[12]
Excess And Surplus Lines [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	34.9	[1]	37.5	[1]	46.6	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	1,271.8	[2]	1,338	[2]	1,359.6	[2]
Unearned Premiums	215.9	[3]	229.9	[3]	293.1	[3]
Premium Revenue, net (premiums earned)	405.3	[4]	489.7	[4]	537	[4]
Net Investment Income	56	[5],[6]	58.6	[5],[6]	62.8	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	247.1	[7]	311.1	[7]	355	[7]
Amortization (Deferral) of Deferred Acquisition Costs	2.6	[8],[9]	9.1	[8],[9]	1.9	[8],[9]
Other Insurance Expenses	137.2	[10],[11]	157.1	[10],[11]	181.3	[10],[11]
Premiums Written, net	390	[12]	436.7	[12]	529.8	[12]
Commercial Specialty [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	22.1	[1]	21	[1]	24.3	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	622.8	[2]	610.5	[2]	605.4	[2]
Unearned Premiums	176.4	[3]	173	[3]	191.9	[3]
Premium Revenue, net (premiums earned)	316.7	[4]	332.8	[4]	364	[4]
Net Investment Income	27.7	[5],[6]	29.8	[5],[6]	29.3	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	236.4	[7]	221.8	[7]	239.9	[7]
Amortization (Deferral) of Deferred Acquisition Costs	(1.1)	[8],[9]	3.3	[8],[9]	(0.5)	[8],[9]
Other Insurance Expenses	107.8	[10],[11]	101.4	[10],[11]	107.7	[10],[11]
Premiums Written, net	317.2	[12]	314.1	[12]	358.8	[12]
International Specialty [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	1.4	[1]	1	[1]	2.1	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	237.9	[2]	123	[2]	76	[2]
Unearned Premiums	79.3	[3]	67.3	[3]	54.7	[3]
Premium Revenue, net (premiums earned)	101.3	[4]	100.3	[4]	87.7	[4]
Net Investment Income	10.9	[5],[6]	8.4	[5],[6]	8.5	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	149.1	[7]	43.3	[7]	15.4	[7]
Amortization (Deferral) of Deferred Acquisition Costs	(0.4)	[8],[9]	1.1	[8],[9]	1	[8],[9]
Other Insurance Expenses	31.2	[10],[11]	27.6	[10],[11]	29.5	[10],[11]
Premiums Written, net	97.4	[12]	106.3	[12]	98.9	[12]
Syndicate 1200 [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	43.1	[1]	54.9	[1]	80.5	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	755.3	[2]	623.7	[2]	609.6	[2]
Unearned Premiums	186.6	[3]	183.7	[3]	263	[3]
Premium Revenue, net (premiums earned)	259.3	[4]	290.1	[4]	424.1	[4]
Net Investment Income	17.2	[5],[6]	14.2	[5],[6]	11.5	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	222.6	[7]	203.2	[7]	244.4	[7]
Amortization (Deferral) of Deferred Acquisition Costs	6.6	[8],[9]	17	[8],[9]	(8.8)	[8],[9]
Other Insurance Expenses	112.4	[10],[11]	114.1	[10],[11]	171.7	[10],[11]
Premiums Written, net	266.8	[12]	240.9	[12]	432	[12]
Run-Off Lines [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	[1]	0	[1]	0	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	403.3	[2]	457	[2]	552.6	[2]
Unearned Premiums	0	[3]	0.2	[3]	0.9	[3]
Premium Revenue, net (premiums earned)	(0.6)	[4]	(1.3)	[4]	2.1	[4]
Net Investment Income	13.3	[5],[6]	17.2	[5],[6]	22.6	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	7.9	[7]	(1.9)	[7]	(1.6)	[7]
Amortization (Deferral) of Deferred Acquisition Costs	0	[8],[9]	0	[8],[9]	0	[8],[9]
Other Insurance Expenses	8.3	[10],[11]	11.1	[10],[11]	19.9	[10],[11]
Premiums Written, net	0.4	[12]	(2.3)	[12]	1.9	[12]
Corporate And Other [Member]
Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	[1]	0	[1]	0	[1]
Future Policy Benefits, Claims and Claim Adjustment Expenses	0	[2]	0	[2]	0	[2]
Unearned Premiums	0	[3]	0	[3]	0	[3]
Premium Revenue, net (premiums earned)	0	[4]	0	[4]	0	[4]
Net Investment Income	0.7	[5],[6]	5.4	[5],[6]	10.8	[5],[6]
Benefits, Claims and Claim Adjustment Expenses	0	[7]	0	[7]	0	[7]
Amortization (Deferral) of Deferred Acquisition Costs	0	[8],[9]	0	[8],[9]	0	[8],[9]
Other Insurance Expenses	21.1	[10],[11]	24.2	[10],[11]	17.5	[10],[11]
Premiums Written, net	$ 0	[12]	$ 0	[12]	$ 0	[12]

[1]	Deferred Policy Acquisition Cost
[2]	Future Policy Benefits, Losses, Claims and Loss Expenses
[3]	Unearned Premiums
[4]	Premium Revenue, net (premiums earned)
[5]	Net Investment Income
[6]	Net Investment Income allocated based upon each segment's share of investable funds.
[7]	Benefits, Claims, Losses and Settlement Expenses
[8]	Amortization (Deferral) of Deferred Policy Acquisition Costs
[9]	The amortization (deferral) of DAC will not equal the change in the balance sheet. See Note 1, "Business and Significant Accounting Policies" for further discussion regarding Argo International's DAC balance.
[10]	Other Operating Expenses
[11]	Other Insurance Expenses allocated based on specific identification, where possible, and related activities.
[12]	Premiums Written, net

Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance for deferred tax asset, Balance at Beginning of Period	$ 49.6	$ 49.5	$ 47
Valuation allowance for deferred tax asset, Charged to Cost and Expense	(1)	(1)	(1)
Valuation allowance for deferred tax asset, Capital Loss Carryforward	0	0	2.5
Valuation allowance for deferred tax asset, Net Operating Loss Carryforward	0	1	1
Valuation allowance for deferred tax asset, Charged to Other Accounts	1.8	0.1	0
Valuation allowance for deferred tax asset, Deductions	0	0	0
Valuation allowance for deferred tax asset, Balance at End of Period	$ 50.4	$ 49.6	$ 49.5

Supplementary Information For Property-Casualty Insurance Companies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Deferred acquisition costs	$ 101.5		$ 114.4		$ 153.5
Reserves for losses and loss adjustment expenses	3,291.1		3,152.2		3,203.2
Unamortized discount in reserves for losses	22		22.9		23.5
Unearned premiums	658.2		654.1		803.6
Premiums earned	1,082		1,211.6		1,414.9
Net investment income	125.8		133.6		145.5
Current year	866.5		820.6		859.4
Prior years	(3.4)		(43.1)		(6.3)
Losses and loss adjustment expenses incurred	863.1		777.5		853.1
Amortization (deferral) of policy acquisition costs	7.7	[1]	30.5	[1]	(6.4)	[1]
Paid losses and loss adjustment expenses, net of reinsurance	812.6		777.4		785.7
Gross premiums written	$ 1,544.8		$ 1,527.1		$ 1,988.9

[1]	The amortization (deferral) of policy acquisition costs will not equal the change in the balance sheet due to Argo International's deferred acquisition costs ("DAC"). For further discussion regarding Argo International's DAC balance, see Note 1, "Business and Significant Accounting Policies."